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                                                              File No. 333-
                                                                           -----

                             As filed March 18, 2003

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                       [ ] Pre-Effective Amendment No.
                                                      ----
                       [ ] Post-Effective Amendment No.
                                                       ---
                        (Check appropriate box or boxes)

                        Gartmore Variable Insurance Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                              Kristin H. Ives, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

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Title of the securities being registered: Class II Shares of beneficial interest, without par value, of Gartmore Variable Insurance Trust. No filing fee is due because

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Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as
amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

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   NOTICE: PLEASE COMPLETE THE ENCLOSED VOTING INSTRUCTION FORM AND RETURN IT
 AS SOON AS POSSIBLE. FOR YOUR CONVENIENCE YOU MAY VOTE BY MAIL, BY CALLING THE TOLL-FREE TELEPHONE NUMBER PRINTED ON YOUR VOTING INSTRUCTION FORM, OR VIA THE
    INTERNET AT THE WEBSITE ADDRESS PRINTED ON YOUR VOTING INSTRUCTION FORM.

                            THE MONTGOMERY FUNDS III

                                                                  April   , 2003
                                                                        --

Dear Valued Variable Annuity or Variable Life Insurance Contract Holder:

     The Montgomery Variable Series: Emerging Markets Fund ("MF Emerging Markets Fund") is an investment portfolio of The Montgomery Funds III (the "Montgomery Funds"). Shares of the MF Emerging Markets Fund are not offered directly to the public, but are instead sold only to insurance companies and their separate accounts as the underlying investment medium for owners (each a "contract owner" and collectively, "contract owners") of variable annuity or variable life insurance contracts (collectively, "variable contracts"). As such, these insurance companies are the only shareholders of the MF Emerging Markets Fund. The various insurance companies have agreed to solicit voting instructions from contract owners whose variable contract assets are invested in the MF Emerging Markets Fund in connection with a proposed reorganization (the "Reorganization") of the MF Emerging Markets Fund into the Gartmore GVIT Developing Markets Fund (the "GVIT Acquiring Fund"), a newly created series of Gartmore Variable Insurance Trust (the "GVIT Acquiring Trust") (Proposal 1).

     You are receiving the attached Prospectus/Proxy Statement because you have a variable contract of one of the insurance companies that invests in the MF Emerging Markets Fund. Therefore, you are entitled to give voting instructions with respect to shares of the MF Emerging Markets Fund that are attributable to your variable contract. Accordingly, we are asking you to vote to approve the Reorganization.

     We are also asking you to approve a new investment advisory agreement and a new subadvisory agreement (collectively, the "Advisory Agreements") for the MF Emerging Markets Fund, as described in more detail below (Proposals 2 and 3). The Advisory Agreements will replace the current interim investment advisory and interim subadvisory agreements for the MF Emerging Markets Fund which are scheduled to expire no later than June 16, 2003, as described in more detail below. If the Advisory Agreements are approved and the Reorganization is approved, the Advisory Agreements will terminate on the effective date of the Reorganization. If the Advisory Agreements are approved, but the Reorganization is not, the interim investment adviser to the MF Emerging Markets Fund will consider whether it will continue to provide investment advisory services beyond June 23, 2003, possibly terminating the Advisory Agreements thereafter in accordance with their terms.

     Gartmore Global Investments, Inc. ("GGI"), an affiliate of the GVIT Acquiring Trust, has agreed to pay all expenses associated with the Reorganization, including proxy solicitation costs, therefore, shareholders of the MF Emerging Markets Fund and GVIT Acquiring Fund will not bear these costs.

     The Board of Trustees (the "Board") of the Montgomery Funds has unanimously approved the Reorganization and the Advisory Agreements. The Board believes that each of the Proposals is in the best interest of shareholders, and recommends that you vote in favor of all of the Proposals.

     THE PROPOSED REORGANIZATION

     Pursuant to the Reorganization, we propose that the (i) MF Emerging Markets Fund transfer all of its assets and assign all of its stated liabilities to the GVIT Acquiring Fund, in exchange for Class II shares of the GVIT Acquiring Fund, having an aggregate net asset value equal to the value of all assets transferred by the MF Emerging Markets Fund to the GVIT Acquiring Fund, less the stated liabilities of the MF Emerging Markets Fund assumed by the GVIT Acquiring Fund;
(ii) the MF Emerging Markets Fund then effect a pro rata distribution of such shares of the GVIT Acquiring Fund to the shareholders of record of the MF Emerging Markets Fund as of the effective date of the Reorganization; and (iii) the MF Emerging Markets Fund then be liquidated and dissolved. As a result, shareholders of the MF Emerging Markets Fund will become holders of shares of the GVIT Acquiring Fund, and contract owners having contract values allocated to the MF Emerging Markets Fund will have such contract values then allocated to Class II shares of the GVIT Acquiring Fund. The total value of the GVIT Acquiring Fund shares to which a contract holder has contract values allocated as a result of the Reorganization will be the same as the total value of the shares of the MF Emerging Markets Fund to which a contract holder has contract values allocated immediately prior to the Reorganization. The Reorganization is expected to be tax-free for federal income tax purposes.

     We are proposing the Reorganization in response to the recent purchase (the "Acquisition") by Wells Fargo & Company ("Wells Fargo") of certain business lines of Montgomery Asset Management, LLC ("MAM"), the previous investment adviser to the MF Emerging Markets Fund. In connection with the Acquisition, Wells Capital Management Incorporated ("Wells Capital"), a wholly-owned subsidiary of Wells Fargo, assumed portfolio management of eleven series offered by The Montgomery Funds and The Montgomery Funds II, mutual fund companies affiliated with the Montgomery Funds (such affiliates together with the Montgomery Funds are referred to, collectively, as the "Montgomery Family of Funds"), that were previously managed by MAM with the expectation that those series will be reorganized into comparable series of Wells Fargo Funds Trust in June of this year ("Wells Fargo Reorganizations"). The Wells Fargo Reorganizations are subject to approval of the shareholders of those Funds within the Montgomery Family of Funds currently managed by Wells Capital on an interim basis. Should the Wells Fargo Reorganizations occur as expected, the MF Emerging Markets Fund will be among the four remaining funds in the Montgomery Family of Funds.

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     The Board of the Montgomery Funds considered the potential effects of the
Wells Fargo Reorganizations and determined that such a reduced asset base would not support the efficient operation of the Montgomery Funds or the MF Emerging Markets Fund. The Board of the Montgomery Funds also considered the fact that many key investment personnel of MAM had either departed or planned to depart as a result of the Acquisition (as described more fully below), resulting in the decision by MAM that it could no longer manage the MF Emerging Markets Fund and that it should eventually wind down its operations.

     Faced with potential operational inefficiencies and the impending lack of an investment adviser for the MF Emerging Markets Fund, the Board of the Montgomery Funds was prompted to find a viable alternative for the MF Emerging Markets Fund. The Board of the Montgomery Funds began discussions with principals of MAM and GGI. Subsequently, the Board of the Montgomery Funds appointed Gartmore Global Asset Management Trust ("Gartmore Global"), investment adviser to the GVIT Acquiring Fund and corporate parent of GGI, to manage the MF Emerging Markets Fund on an interim basis while the proposed Reorganization of the MF Emerging Markets Fund into a series of the GVIT Acquiring Trust was further discussed.

     Each of GGI and Gartmore Global is an indirect or direct majority subsidiary of Nationwide Corporation, an insurance and financial services company. The GVIT Acquiring Trust currently offers 38 series, all of which are managed by Gartmore Global or an affiliate of Gartmore Global. Those 38 series represent an asset base of approximately $30.3 billion as of December 31, 2002. Therefore, given the substantial asset base of the GVIT Acquiring Trust, the investment expertise of Gartmore Global and the compatibility between the investment objectives and principal strategies of the MF Emerging Markets Fund and those of the GVIT Acquiring Fund, the Board of the Montgomery Funds determined that the Reorganization would enable MF Emerging Markets Fund shareholders to continue their individual investment programs without substantial disruption.

     The Montgomery Funds' Board considered various factors in reviewing the proposed Reorganization on behalf of the MF Emerging Markets Fund's shareholders. Such factors include, but are not limited to the following:

     . the enhanced viability and potential improved operating efficiencies of the MF Emerging Markets Fund after the Reorganization due to the large asset size of the GVIT Acquiring Trust;

     . the capability, resources, expertise and experience of Gartmore Global and Gartmore Global Partners ("GGP") to serve as the investment adviser and the subadviser to the MF Emerging Markets Fund, respectively, both before and after the Reorganization;

     . the lower investment advisory fees which are applicable to the GVIT Acquiring Fund;

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     .    the expected lower net operating expense ratio of the GVIT Acquiring
          Fund;

     . the similarities between the investment objectives, policies and strategies of the GVIT Acquiring Fund and those of the MF Emerging Markets Fund;

     . the expectation of no reduction of the services provided to MF Emerging Markets Fund shareholders after the Reorganization;

     . no contract owner will pay a sales charge in connection with the Reorganization, and GGI will pay the expenses of the Reorganization, not the MF Emerging Markets Fund, the GVIT Acquiring Fund or their respective shareholders;

     . the proposed Reorganization will not result in the recognition of any gain or loss for federal income tax purposes by the MF Emerging Markets Fund, the GVIT Acquiring Fund or their respective shareholders;

     . the proposed Reorganization will not dilute the interests of the MF Emerging Markets Fund's shareholders;

     . contract owners are able to transfer contract assets to another mutual fund under their respective variable contracts on a tax-free basis; and

     . the fact that the MF Emerging Markets Fund shareholders will have the opportunity to vote on the Reorganization.

     For these and other reasons, the Board of the Montgomery Funds believes that the Reorganization is in the best interest of the MF Emerging Markets Fund and its shareholders.

     The Board of the Montgomery Funds unanimously recommends that you vote in favor of the Reorganization.

   NEW INVESTMENT ADVISORY AGREEMENT WITH GARTMORE GLOBAL AND NEW SUBADVISORY
                               AGREEMENT WITH GGP

     As a result of the Acquisition, a majority of MAM's investment professionals, including certain portfolio managers of the Montgomery Funds, became employees of Wells Capital and the asset base under the management of MAM decreased considerably. Given the departure of key personnel and the significant reduction in assets under its management, MAM decided that it could no longer manage the MF Emerging Markets Fund and eventually decided to cease its operations completely. As a result, the Board of the Montgomery Funds discussed various alternatives with respect to the MF Emerging Markets Fund, including the retention of a reputable and competent investment adviser or advisers to manage the MF Emerging Markets Fund on an interim basis and the reorganization of this Fund into a comparable fund of another mutual fund complex. Subsequently, the Board of the Montgomery Funds held discussions with Gartmore Global, GGP and the GVIT Acquiring Trust to consider achieving these objectives.

     On January 14, 2003, for purposes of approving Gartmore Global as the interim investment adviser, the Board of the Montgomery Funds terminated its then current investment advisory arrangement with MAM and approved the interim investment advisory agreement for the MF Emerging Markets Fund between the Montgomery Funds and Gartmore Global (the "Interim Advisory Agreement"). The Board based its approval of the Interim Advisory Agreement upon findings that Gartmore Global possessed the investment expertise, resources and experience to provide investment advisory services to the MF Emerging Markets Fund which were at least comparable to those services previously provided by MAM. The Interim Advisory Agreement took effect on January 18, 2003.

     In accordance with Rule 15a-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Interim Advisory Agreement will terminate no later than June 16, 2003. The Board of the Montgomery Funds believes it is prudent and in the best interests of MF Emerging Markets Fund shareholders to enable Gartmore Global to continue managing the MF Emerging Markets Fund after June 16, 2003 and through the closing date of the proposed Reorganization. To that end, shareholders of the MF Emerging Markets Fund will also be asked to approve a new investment advisory agreement between the Montgomery Funds and Gartmore Global (the "New Advisory Agreement"). The New Advisory Agreement is, other than the term, effective dates, escrow provisions and other terms required or permitted by Rule 15a-4, the same as the Interim Advisory Agreement and the previous investment advisory agreement with MAM (the "Previous Advisory Agreement").

     Because (1) the Board of the Montgomery Funds believes that Gartmore Global has the resources and personnel to continue providing the same investment advisory services as MAM previously provided to the MF Emerging Markets Fund,
(2) Gartmore Global has agreed to do so for the same fee rates as MAM received under the Previous Advisory Agreement, and (3) the use of Gartmore Global on an interim basis and then under the New Advisory Agreement would enable the MF Emerging Markets Fund to continue its current investment advisory program without substantial disruption, the Board of the Montgomery Funds believes that the New Advisory Agreement is in the best interests of the MF Emerging Markets Fund and its shareholders.

     The Board of the Montgomery Funds unanimously recommends that you vote in favor of the New Advisory Agreement.

     Gartmore Global and its affiliate, Gartmore Global Partners ("GGP"), together serve the needs of U.S. investors seeking exposure to foreign investments. Within this relationship, GGP serves as the subadviser to and is directly responsible for the day-to-day management of all funds for which Gartmore Global serves as the investment adviser. As a result, the Board of the Montgomery Funds approved an interim subadvisory agreement between Gartmore Global and GGP with respect to the MF Emerging Markets Fund on January 14, 2003 (the "Interim Subadvisory Agreement"). The Interim Subadvisory Agreement took effect on January 18, 2003.

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     Like the Interim Advisory Agreement, the Interim Subadvisory Agreement will expire no later than June 16, 2003 in accordance with Rule 15a-4 under the 1940 Act. Therefore, in order to maintain continuity for the investment program of the MF Emerging Markets Fund after June 16, 2003 and through the closing date of the proposed Reorganization, the Board of the Montgomery Funds believes that the New Subadvisory Agreement is in the best interests of the MF Emerging Markets Fund and its shareholders.

     The New Advisory Agreement and the New Subadvisory Agreement for the MF Emerging Markets Fund together contain the same provisions, except for the term, effective date and parties, as the Previous Advisory Agreement. Also, other than the term, effective dates, escrow provisions and other terms required or permitted by Rule 15a-4, the New Subadvisory Agreement will be identical to the Interim Subadvisory Agreement.

     Because (1) the Board of the Montgomery Funds believes that GGP has the resources and personnel to continue providing the investment advisory services to the MF Emerging Markets Fund as a subadviser and such services will not result in the MF Emerging Markets Fund paying higher fees than those currently paid to MAM, and (2) the use of GGP on an interim basis and then under the New Subadvisory Agreement would enable the MF Emerging Markets Fund to continue its current investment advisory program without substantial disruption, the Board of the Montgomery Funds believes that the New Subadvisory Agreement is in the best interests of the MF Emerging Markets Fund and its shareholders.

     The Board of the Montgomery Funds unanimously recommends that you vote in favor of the New Subadvisory Agreement for the MF Emerging Markets Fund.

     Please read the enclosed proxy materials and consider the information provided. Your vote is very important to us. We encourage you to complete and mail your voting instruction form promptly. No postage is necessary if you mail it in the United States. Alternatively, you may vote by calling the toll-free number printed on your voting instruction form, or via the Internet at the website address printed on your voting instruction form. If you have any questions about the proxy materials, or any of the Proposals, please call your investment professional.

                                                Very truly yours,


                                                F. Scott Tuck
                                                Chief Executive Officer
                                                Montgomery Asset Management, LLC

Important Information to Help You Understand the Proposals on Which You Are Being Asked to Vote.

     Please read the full text of this Prospectus/Proxy Statement. Below is a brief overview of the Proposals. Your vote is important. If you have questions regarding the Proposals please call [_]. We appreciate you placing your confidence in us and look forward to helping you achieve your financial goals.

What is the first proposal that I am being asked to vote on?

     You are being asked to vote to approve an Agreement and Plan of Reorganization (the "Plan") providing for the transfer of assets and all stated liabilities of the MF Emerging Markets Fund to the GVIT Acquiring Fund.

Has the Fund's Board of Trustees approved the Reorganization?

     Yes. The Board of the Montgomery Funds has unanimously approved the Reorganization, and recommends that you vote to approve the Plan.

Why is the Reorganization being recommended?

     In light of the Acquisition and the proposed Wells Fargo Reorganizations, the Reorganization is being recommended to provide MF Emerging Markets Fund shareholders with a viable option whereby they may continue their investment program without substantial interruption. Following the Acquisition and the proposed Wells Fargo Reorganizations, the Montgomery Family of Funds will be left with a significantly reduced asset base which the Board believes cannot support the efficient operation of the Montgomery Funds or the MF Emerging Markets Fund. In addition, several of MAM's investment professionals have become employees of Wells Capital and, as a result, MAM has decided to wind down its investment management business and no longer wishes to provide investment advisory services to the MF Emerging Markets Fund. In response thereto, the Board of the Montgomery Funds met with representatives of MAM, GGI and Gartmore Global. Those representatives proposed the Reorganization of the MF Emerging Markets Fund into the GVIT Acquiring Fund, a newly created series of the GVIT Acquiring Trust with the same investment objectives and substantially the same investment strategies as those of the MF Emerging Markets Fund, and the Board of the Montgomery Funds determined that the Reorganization is in the best interests of shareholders of the MF Emerging Markets Fund.

Are there other potential benefits of the Reorganizations?

     Yes. The Reorganization will enable the MF Emerging Markets Fund to continue to exist within a larger fund family - the GVIT Acquiring Trust - under the management of Gartmore Global and GGP. In addition, Gartmore Global and

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     GGP offer breadth, depth and varied expertise of investment management personnel.

Who will advise the Fund once the Reorganization is completed?

     Gartmore Global and GGP.

Will the fees and expenses of the Fund increase?

     No. The fees and expenses of the GVIT Acquiring Fund are estimated to be lower than those of the MF Emerging Markets Fund.

Will I, or the Fund, have to pay taxes or other fees as a result of the Reorganizations?

     No. The Reorganization will not trigger any sales commission or other fees for shareholders or contract owners. Also, the Reorganization is expected to be a tax-free transaction for U.S. federal income tax purposes for the MF Emerging Markets Fund, the GVIT Acquiring Fund and their respective shareholders.

What are the second and third Proposals that I am being asked to vote on?

     You are being asked to approve the New Advisory Agreement between Gartmore Global and the Montgomery Funds, on behalf of the MF Emerging Markets Fund, and a New Subadvisory Agreement between Gartmore Global and GGP.

Why are the New Advisory Agreement and the New Subadvisory Agreement being proposed at this time?

     In connection with the Acquisition, the majority of MAM's investment professionals, including certain portfolio managers of the Montgomery Funds, became employees of Wells Capital. As a result, MAM decided to no longer manage the MF Emerging Markets Fund and to wind down its operations.

     In response to these occurrences, the Board of the Montgomery Funds terminated the Previous Advisory Agreement for the MF Emerging Markets Fund and approved the Interim Advisory Agreement on January 14, 2003. The Board based its approval of the Interim Advisory Agreement upon the determination that Gartmore Global (in conjunction with GGP as described below) possessed the resources, expertise, and experience to provide investment advisory services to the MF Emerging Markets Fund which were comparable to those previously provided by MAM. The Interim Advisory Agreement will expire no later than June 16, 2003, and the Board of the Montgomery Funds believes it is prudent and in the best interests of shareholders to enable Gartmore Global to continue managing the MF Emerging Markets Fund after June 16, 2003, and through the closing date of the proposed Reorganization.

     Gartmore Global and GGP together serve the needs of U.S. investors seeking exposure to foreign investments. Within this relationship, GGP serves as the subadviser to and is directly responsible for the day-to-day management of all funds for which Gartmore Global serves as the investment adviser. As a result, the Board of the Montgomery Funds approved the Interim Subadvisory Agreement on January 14, 2003. This Agreement will also expire no later than June 16, 2003.

If approved, when will the New Advisory Agreement and the New Subadvisory Agreement become effective?

     If shareholders/contract owners of the MF Emerging Markets Fund approve the New Advisory Agreement, then the effectiveness of the New Advisory Agreement will be contingent upon shareholders of the MF Emerging Markets Fund also approving the New Subadvisory Agreement. Likewise, the New Subadvisory Agreement will not take effect unless shareholders/contract owners of the MF Emerging Markets Fund approve the New Advisory Agreement.

What will happen if shareholders/contract owners of the MF Emerging Markets Fund approve the New Advisory Agreement and the New Subadvisory Agreement, but not the Reorganization?

     If the New Advisory Agreement and the New Subadvisory Agreement are approved for the MF Emerging Markets Fund but the Reorganization is not, then Gartmore Global and GGP will consider whether they will continue to provide investment advisory services to the MF Emerging Markets Fund beyond June 23, 2003, possibly terminating the New Advisory Agreement and the New Subadvisory Agreement thereafter in accordance with the terms of those agreements.

Do the New Advisory and Subadvisory Agreements differ substantively from the Previous Advisory Agreement?

     No. The New Advisory Agreement and the New Subadvisory Agreement together contain provisions which are the same as those of the Previous Advisory Agreement. Specifically, with the exception of effective and termination dates and the names of the parties, the terms and conditions of the New Advisory Agreement and the New Subadvisory Agreement are the same as those of the Previous Advisory Agreement.

Will approval of the New Advisory Agreement and the New Subadvisory Agreement result in any increase in the fees that would be paid by the Fund?

     No. Gartmore Global will receive the same fees until the closing date of the proposed Reorganization as MAM would have received for managing the MF Emerging Markets Fund under the Previous Advisory Agreement. GGP will be paid by Gartmore Global from the investment advisory fees which will be paid to Gartmore Global if the New Advisory Agreement is approved.

     After the closing date of the Reorganization you will have your contract values allocated to shares of the GVIT Acquiring Fund, a fund with a lower investment advisory fee.

After the Reorganization, will I be able to transfer the assets of my variable contract into other mutual funds of my choice?

     Yes. You will be able to transfer the assets of your variable contract into other mutual funds in accordance with the procedures outlined in your variable contract.

What happens if I do not wish to participate in the Reorganization of the MF Emerging Markets Fund, or what if I do not wish to own shares of the GVIT Acquiring Fund?

     You may transfer your contract assets to another mutual fund offered under your variable contract at any time before the last business day prior to the closing date of the Reorganization. The closing date for the Reorganization is currently expected to be on or about June 23, 2003.

When will the Reorganization occur?

     A Shareholder Meeting will be held on June 13, 2003. The approval of the Reorganization, the New Advisory Agreement and the New Subadvisory Agreement by the MF Emerging Markets Fund's shareholders will require the votes of the lesser of: (1) 67% of the shares present at the Meeting, provided at least a majority of the shares are present at the Meeting; or
     (2) a majority of the outstanding shares. We expect the Reorganization, if approved, to occur by June 23, 2003.

What happens if shareholders of the MF Emerging Markets Fund do not approve the Reorganization?

     In that event, the MF Emerging Markets Fund will not participate in the Reorganization and the Montgomery Funds' Board will determine what further action is appropriate, including the possible liquidation of the MF Emerging Markets Fund.

How do I give voting instructions?

     You can give instructions on how the shares allocated to your variable contract should be voted by completing and signing the enclosed voting instruction(s), and mailing them in the enclosed postage paid envelope. You may also give your voting instructions by calling the toll-free number printed on your voting instructions form or via the Internet at the website address also printed on your voting instructions form. If you have any questions regarding the proposals or how to give voting instructions, please call your investment professional.

                Montgomery Variable Series: Emerging Markets Fund
                                   A Series of

                            THE MONTGOMERY FUNDS III
                        101 California Street, 35th Floor
                         San Francisco, California 94111

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JUNE 13, 2003

--------------------------------------------------------------------------------

This is the formal notice and agenda for the special shareholder meeting (the "Meeting") of the Montgomery Variable Series: Emerging Markets Fund ("MF Emerging Markets Fund"), one series of The Montgomery Funds III (the "Montgomery Funds"). It tells shareholders what proposals will be voted on and the time and place of the Meeting.

--------------------------------------------------------------------------------

     TO OWNERS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS ISSUED BY VARIOUS LIFE INSURANCE COMPANIES ENTITLED TO GIVE VOTING INSTRUCTIONS IN CONNECTION WITH CONTRACT ASSETS ALLOCATED TO THE MF EMERGING MARKETS FUND:

     A special meeting of shareholders of the MF Emerging Markets Fund will be held on Friday, June 13, 2003, at 10:00 a.m, Pacific time, at the offices of the Montgomery Funds at 101 California Street, 35th Floor, San Francisco, California 94111. You are being asked to vote on:

     1. A proposal to approve a proposed Agreement and Plan of Reorganization (the "Plan") on behalf of the MF Emerging Markets Fund. Under the Plan, the Gartmore GVIT Developing Markets Fund ("GVIT Acquiring Fund"), a newly created fund of Gartmore Variable Insurance Trust (the "GVIT Acquiring Trust"), would acquire all of the assets of the MF Emerging Markets Fund in exchange solely for the assumption of all of the stated liabilities of the MF Emerging Markets Fund and Class II shares of the GVIT Acquiring Fund, to be distributed pro rata by the MF Emerging Markets Fund to its shareholders, in complete liquidation of the MF Emerging Markets Fund (the "Reorganization"). Upon completion of the transactions contemplated by the Plan, the MF Emerging Markets Fund will be liquidated and terminated as a series of the Montgomery Funds.

     2. A proposal to approve a new investment advisory agreement between the Montgomery Funds, on behalf of the MF Emerging Markets Fund, and Gartmore Global Asset Management Trust ("Gartmore Global").

     3. A proposal to approve a new subadvisory agreement between Gartmore Global and Gartmore Global Partners with respect to the MF Emerging Markets Fund.

     4.   Any other business properly brought before the Meeting.

     Only shareholders of record as of the close of business on March 20, 2003 are entitled to receive this notice and vote at the Meeting. These shareholders are various life insurance companies, to whom shares of the MF Emerging Markets Fund have been sold as an investment option under variable annuity or variable life insurance contracts (collectively, "variable contracts"). As a variable contract holder as of the close of business on March 20, 2003, you are entitled to instruct your insurance company how to vote the shares of the MF Emerging Markets Fund attributable to your contract. Please refer to the accompanying Prospectus/Proxy Statement for more information about the proposals to be considered and acted upon at the Meeting or any adjournments thereof.

                                            By Order of the Board of Trustees of
                                            The Montgomery Funds III


                                            /s/ Johanne Castro
                                            ------------------------------------
                                            Assistant Secretary

April   , 2003
      --

YOUR VOTE IS VERY IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES THAT YOU ARE ENTITLED TO VOTE.

                               TABLE OF CONTENTS

INTRODUCTION...........................................................................................7

PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION...........................................8

   Summary.............................................................................................8
      About the Funds and the Reorganization...........................................................9
      Comparative Fee Table............................................................................9
      Example.........................................................................................11
      Comparison of Investment Objectives, Policies, Strategies, and Principal Risks of the MF
         Emerging Markets Fund and the GVIT Acquiring Fund............................................12
   Comparison of Operations...........................................................................14
      Who Manages the Funds?..........................................................................14
      Other Service Providers.........................................................................15
      Purchase, Exchange, and Redemption Procedures...................................................17
      Dividends and Other Distributions...............................................................19
      Tax Consequences................................................................................19
   Risks of an Investment in the Funds................................................................19
   Information About the Reorganization...............................................................22
      Considerations by the Board of the Montgomery Funds.............................................22
      Description of the Plan.........................................................................26
      Description of GVIT Acquiring Fund Shares.......................................................27
      Federal Income Tax Consequences.................................................................27
      Comparative Information on Shareholder Rights and Obligations...................................28
      Capitalization..................................................................................30
   Information About the MF Emerging Markets Fund and the GVIT Acquiring Fund.........................30
      Further Information About the GVIT Acquiring Fund...............................................30
   Investment Restrictions of the Acquired Funds and the GMF Acquiring Funds..........................32
   Further Information About Operations...............................................................35
      Financial Highlights............................................................................35
      Additional Information -- GVIT Acquiring Fund...................................................35
      Additional Information -- The MF Emerging Markets Fund..........................................36

PROPOSALS 2 AND 3: APPROVAL OF NEW ADVISORY AND SUBADVISORY AGREEMENTS
   WITH GARTMORE GLOBAL AND GGP ......................................................................36

   General Information................................................................................36
      Introduction....................................................................................36
      Interim Agreements..............................................................................37
      New Advisory and Subadvisory Agreements.........................................................38
      Approval of New Agreements......................................................................38
      Board Considerations............................................................................39
   Comparison of the Previous Advisory Agreement and New Agreements...................................40
      Advisory Services...............................................................................40
      Subadvisers.....................................................................................41
      Fees............................................................................................41

      Payment of Expenses.............................................................................41
      Brokerage.......................................................................................42
      Limitation of Liability.........................................................................42
      Continuance.....................................................................................43
      Termination.....................................................................................43
      Additional Information About Gartmore Global....................................................43

VOTING INFORMATION....................................................................................46

   General............................................................................................46
   Revocability of Proxy..............................................................................47
   Quorum.............................................................................................47
   Abstentions and Broker Non-votes...................................................................47
   Appraisal Rights...................................................................................48
   Record Date and Outstanding Shares.................................................................48
   Interest of Certain Persons Involved in Reorganization.............................................48
   Delivery of Prospectus/Proxy Statement.............................................................48

EXHIBITS TO PROSPECTUS/PROXY STATEMENT................................................................49

                           PROSPECTUS/PROXY STATEMENT

                                April [__], 2003

  Acquisition of the Assets and Assumption          By and in exchange for:
        of Stated Liabilities of:

         THE MONTGOMERY FUNDS III              GARTMORE VARIABLE INSURANCE TRUST

Montgomery Variable Series: Emerging     Gartmore GVIT Developing Markets Fund -
             Markets Fund                            Class II shares

  101 California Street, 35th Floor                    1200 River Road
   San Francisco, California 94111            Conshohocken, Pennsylvania 19428
           1-800-572-FUND                              (484) 530-1300

     This Prospectus/Proxy Statement solicits voting instructions for and proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of The Montgomery Funds III (the "Montgomery Funds"). The Notice of Special Meeting of Shareholders, Prospectus/Proxy Statement, proxy ballots and voting instruction forms were first sent to shareholders of record and variable contract owners on
or about April   , 2003.
               --

     You are being asked to vote on three proposals (the "Proposals" or each, a "Proposal") to approve:

     (1) an Agreement and Plan of Reorganization (the "Plan") between the Montgomery Funds and Gartmore Variable Insurance Trust (the "GVIT Acquiring Trust") with respect to the Montgomery Variable Series:
          Emerging Markets Fund (the "MF Emerging Markets Fund");

     (2) a new investment advisory agreement between the Montgomery Funds and Gartmore Global Asset Management Trust ("Gartmore Global") for the MF Emerging Markets Fund; and

     (3) a new subadvisory agreement between Gartmore Global and Gartmore Global Partners ("GGP") for the MF Emerging Markets Fund.

     The Meeting will be held at the offices of the Montgomery Funds at 101 California Street, 35th Floor, San Francisco, California 94111, on Friday, June 13, 2003, at 10:00 a.m. Pacific time. The Board of Trustees of the Montgomery Funds is soliciting proxies.

     Various life insurance companies, which have purchased shares of the MF Emerging Markets Fund as an investment option under variable annuity or variable life insurance contracts (collectively, "variable contracts"), are the only shareholders of the MF Emerging Markets Fund. However, each such insurance company hereby solicits and agrees to vote the shares of the MF Emerging Markets Fund at the Meeting in accordance with timely instructions received from owners of variable contracts having contract values, as of the record date, allocated to separate accounts invested in the MF Emerging Markets Fund.

     As a variable contract owner of record at the close of business on March 20, 2003, the record date for the Meeting, you have the right to instruct your insurance company as to the manner in which the shares of the MF Emerging Markets Fund attributable to your variable contract should be voted. To assist you in giving your instructions, a Voting Instruction Form is enclosed that reflects the number of shares of the MF Emerging Markets Fund for which you are entitled to give voting instructions. For purposes of this Prospectus/Proxy Statement, the terms "you," "your," and "shareholder" refer both to direct shareholders of the MF Emerging Markets Fund and to variable contract owners who invest in the MF Emerging Markets Fund through their variable contracts.

     If approved by shareholders, you will receive (indirectly through your variable contract) Class II shares of the Gartmore GVIT Developing Markets Fund (the "GVIT Acquiring Fund") of equal value to that of the MF Emerging Markets Fund shares held by you immediately prior to the Reorganization contemplated by the Plan. Specifically, if shareholders of the MF Emerging Markets Fund vote to approve the Plan, all of the assets of the MF Emerging Markets Fund will be acquired by the GVIT Acquiring Fund, a newly created series of the GVIT Acquiring Trust that, as described below, has the same investment objective, policies and strategies as those of the MF Emerging Markets Fund, in exchange for Class II shares of the GVIT Acquiring Fund and the assumption by the GVIT Acquiring Fund of all of the stated liabilities of the MF Emerging Markets Fund. The MF Emerging Markets Fund will then distribute such Class II shares of the GVIT Acquiring Fund, pro rata, to its shareholders, and, thereafter, the MF Emerging Markets Fund will be liquidated and dissolved. These transactions are collectively referred to in this Prospectus/Proxy Statement as the "Reorganization."

     For a comparison of the investment objectives, policies, strategies and principal risks of the MF Emerging Markets Fund and the GVIT Acquiring Fund, please see "PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION - - Summary - Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the MF Emerging Markets Fund and the GVIT Acquiring Fund" below.

            THE BOARD OF TRUSTEES OF THE MONTGOMERY FUNDS UNANIMOUSLY
                        RECOMMENDS APPROVAL OF THE PLAN.

     Shareholders are also being asked to approve a new investment advisory agreement ("New Advisory Agreement") between the Montgomery Funds, on behalf of the MF Emerging Markets Fund, and Gartmore Global, the current interim investment adviser to the MF Emerging Markets Fund. Gartmore Global and GGP together serve the needs of U.S. investors seeking exposure to foreign investments. Within this relationship, GGP serves as the subadviser to and is directly responsible for the day-to-day management of all funds for which Gartmore Global serves as the investment adviser. Thus, in connection with the New Advisory Agreement for the MF Emerging Markets Fund, shareholders are also being asked to approve a new subadvisory agreement (the "New Subadvisory Agreement") between Gartmore Global and GGP with respect to the MF Emerging Markets Fund. The New Advisory and Subadvisory Agreements together contain the same provisions (except for the term, effective dates, parties, effective date, escrow provisions and other terms required or permitted by Rule 15a-4 under the Investment Company Act of 1940, as amended (the "1940 Act")), as those of the current interim investment advisory agreement between the Montgomery Funds, on behalf of the MF Emerging Markets Fund, and Gartmore Global dated as of January 18, 2003 (the "Interim Advisory Agreement"). The New Advisory Agreement and the New Subadvisory Agreement together also contain the same provisions and terms as the previous investment advisory agreement between the Montgomery Funds and Montgomery Asset Management, LLC ("MAM") (the "Previous Advisory Agreement") with the exception of the term and termination dates and the names of the parties.

     If shareholders of the MF Emerging Markets Fund approve the New Advisory Agreement, then such agreement will only become effective if the shareholders of the MF Emerging Markets Fund also approve the New Subadvisory Agreement. If the Reorganization for the MF Emerging Markets Fund is approved, the New Advisory Agreement and the New Subadvisory Agreement would terminate on the closing date of the Reorganization (currently anticipated to occur on or about June 23, 2003). If the New Advisory Agreement and the New Subadvisory Agreement are approved for the MF Emerging Markets but the Reorganization is not, then Gartmore Global and GGP will consider whether they will continue to provide investment advisory services to the MF Emerging Markets Fund beyond June 23, 2003, possibly terminating the New Advisory Agreement and the New Subadvisory Agreement in accordance with their terms.

                        THE BOARD OF THE MONTGOMERY FUNDS
               UNANIMOUSLY RECOMMENDS APPROVAL OF THE NEW ADVISORY
                  AGREEMENT AND THE NEW SUBADVISORY AGREEMENT.

     This Prospectus/Proxy Statement sets forth the information about the proposed transactions and the GVIT Acquiring Fund that you should know before voting on the Plan, the New Advisory Agreement and the New Subadvisory Agreement. You should retain this Prospectus/Proxy Statement for future reference. Additional information about the GVIT Acquiring Trust, the GVIT Acquiring Fund and the proposed transactions has been filed with the U.S. Securities and Exchange Commission ("SEC") and can be found in the Statement of Additional Information (the "SAI"), dated April [_], 2003, relating to this Prospectus/Proxy Statement which has been filed with the SEC and is incorporated by reference into (thereby legally making it a part of) this Prospectus/Proxy Statement. You may request a free copy of the SAI, without charge, by calling 1-800-848-0920 or by writing to the GVIT Acquiring Trust at 1200 River Road, Conshohocken, PA 19428. If you would like to request copies of the SAI, please do so by June 3, 2003, in order to receive them before the Meeting.

     In addition, copies of the Montgomery Funds' most recent Annual Report to Shareholders will be furnished without charge upon request. Such request should be directed to the Montgomery Funds by writing to 101 California Street, San Francisco, CA 94111, or by calling 1-800-582-FUND (3863). If you would like to request copies of this document, please do so by June 3, 2003, in order to receive them before the Meeting.

     The SEC has not approved or disapproved the GVIT Acquiring Fund's shares or determined whether this Prospectus/Proxy Statement is complete or accurate. To state otherwise is a crime.

                                  INTRODUCTION

     On January 18, 2003, Wells Fargo & Company ("Wells Fargo"), parent company of Wells Capital Management Incorporated ("Wells Capital"), purchased certain segments of the institutional and retail investment management business of MAM, the previous investment adviser to the MF Emerging Markets Fund, including the investment management of eleven investment portfolios offered by The Montgomery Funds and The Montgomery Funds II, mutual fund companies affiliated with the Montgomery Funds (such affiliates together with the Montgomery Funds are referred to, collectively, as the "Montgomery Family of Funds"), and managed by MAM (the "Acquisition"). Wells Capital assumed investment responsibility for those eleven portfolios with the understanding that shareholders of those portfolios would later be asked to approve the proposed reorganization of the portfolios into comparable investment portfolios of Wells Funds Capital Trust (the "Wells Fargo Reorganizations").

     Should the Wells Fargo Reorganizations occur as expected, the asset base of the Montgomery Family of Funds would be reduced considerably. Consequently, the Board of Trustees of the Montgomery Funds began to consider the potential operational inefficiencies that might result due to the Acquisition and the proposed Wells Fargo Reorganizations. Specifically, the Board considered the ability of the Montgomery Funds and the MF Emerging Markets Fund to exist without the economies of scale available to the Montgomery Family of Funds as a whole. The Board of the Montgomery Funds also considered the fact that a majority of the key personnel at MAM have either left or announced their decision to leave, resulting in the determination by MAM that it can no longer manage the MF Emerging Markets Fund and that it should eventually take steps to cease operations completely.

     In order to enable the MF Emerging Markets Fund to continue its current investment advisory program without substantial interruption while the Board of the Montgomery Funds considered long-term solutions for the MF Emerging Markets Fund, the Board of the Montgomery Funds voted on January 14, 2003 to terminate the then current investment advisory agreement with MAM and to hire Gartmore Global, an affiliate of the GVIT Acquiring Trust, to provide investment advisory services to the MF Emerging Markets Fund on an interim basis. In connection therewith, the Board of the Montgomery Funds, on behalf of the MF Emerging Markets Fund, also adopted an interim subadvisory agreement between Gartmore Global and GGP.

     At special meetings of the Board of the Montgomery Funds held on February 27, 2003, and March 5, 2003, representatives of MAM, Gartmore Global Investments, Inc. ("GGI"), and Gartmore Global, the parent company of GGI, proposed the Reorganization of the MF Emerging Markets Fund into the GVIT Acquiring Fund, a newly created series of the GVIT Acquiring Trust with the same investment objective, policies and strategies as those of the MF Emerging Markets Fund. The GVIT Acquiring Trust was established in 1981 and currently offers 38 separate series, each with its own investment objective. Gartmore Global, or an affiliate of Gartmore Global, provides investment advisory services to all of the mutual funds within the GVIT Acquiring Trust, and, as of December 31, 2002, Gartmore Global, along with its affiliates, had approximately $30.3 billion in assets under management. After reviewing materials regarding the Reorganization, the Board of the Montgomery Funds determined that the Reorganization would provide MF Emerging Markets Fund shareholders with a viable option whereby they could continue their individual investment programs without substantial interruption. Thus, the Board of the Montgomery Funds determined that the Reorganization would be in the best interests of MF Emerging Markets Fund shareholders. The terms of the Reorganization, including the considerations of the Board of the Montgomery Funds and determinations related thereto are described more fully below under "PROPOSAL 1: APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION."

     As noted above, Gartmore Global and GGP are currently providing investment advisory services to the MF Emerging Markets Fund pursuant to the Interim Advisory Agreement and the Interim Subadvisory Agreement, each of which will expire no later than June 16, 2003. As a result, in order to ensure continued investment advisory services to the MF Emerging Markets Fund, the New Advisory Agreement and the New Subadvisory Agreement must be approved by shareholders of the MF Emerging Markets Fund on or prior to June 16, 2003. The terms of the New Advisory Agreement and the New Subadvisory Agreement are the same as those of the Interim Advisory Agreement and the Interim Subadvisory Agreement, respectively, with the exception of the term and effective dates, escrow provisions and other provisions required or permitted by Rule 15a-4. In addition, the New Advisory Agreement and the New Subadvisory Agreement together contain identical provisions, except for the term, effective dates and parties as those of the Previous Advisory Agreement.

     The New Advisory Agreement and the New Subadvisory Agreement and the Board of Trustees' recommendations with respect thereto are described more fully under "PROPOSALS 2 AND 3: APPROVAL OF THE NEW ADVISORY AND SUBADVISORY AGREEMENTS WITH GARTMORE GLOBAL AND GGP."

                      PROPOSAL 1: APPROVAL OF AGREEMENT AND
                             PLAN OF REORGANIZATION

Summary

     This summary is qualified in its entirety by reference to: (1) the additional information contained elsewhere in this Prospectus/Proxy Statement and in the SAI relating to this Prospectus/Proxy Statement; (2) the current Prospectus for the MF Emerging Markets Fund dated as of April 30, 2003 (the "MF Emerging Markets Fund Prospectus"); (3) the current Statement of Additional Information relating to the MF Emerging Markets Fund dated as of April 30, 2003 (the "MF Emerging Markets Fund SAI"); (4) the current Statement of Additional Information relating to the GVIT Acquiring Fund (as such Statement of Additional Information may be supplemented or amended from time to time) (the "GVIT Acquiring Trust SAI"); and (5) the Plan. A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A.

     About the Funds and the Reorganization

     The Montgomery Funds and the GVIT Acquiring Trust are open-end management investment companies registered with the SEC. The Montgomery Funds was organized as a Delaware statutory trust on August 24, 1994. The GVIT Acquiring Trust was organized as a Massachusetts business trust on June 30, 1981, and was formerly known as "Nationwide Separate Account Trust." The oversight of the business and affairs of the Montgomery Funds and the GVIT Acquiring Trust is the responsibility of their respective Boards of Trustees (each a "Board," and collectively, the "Boards").

     The Board of the Montgomery Funds voted unanimously to recommend approval of the Plan to the shareholders of the MF Emerging Markets Fund. Under the Plan, the GVIT Acquiring Fund would acquire all of the assets of the MF Emerging Markets Fund in exchange for (1) the GVIT Acquiring Fund's assumption of all of the stated liabilities of the MF Emerging Markets Fund and (2) Class II shares of the GVIT Acquiring Fund equal in aggregate value to a shareholder's shares in the MF Emerging Markets Fund held immediately prior to the Reorganization. The shares of the GVIT Acquiring Fund will then be distributed pro rata by the MF Emerging Markets Fund to its shareholders, and the MF Emerging Markets Fund will liquidate completely and dissolve. For a detailed discussion of the factors considered and the determinations made by the Montgomery Funds' Board regarding the Reorganization, please see the section below entitled "Information About the Reorganization - Considerations by the Board of the Montgomery Funds."

     As a condition to completing the Reorganization, the MF Emerging Markets Fund and the GVIT Acquiring Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, none of MF Emerging Markets Fund, any shareholder of the MF Emerging Markets Fund, the GVIT Acquiring Fund or any shareholder of the GVIT Acquiring Fund will recognize any gain or loss as a result of the Reorganization. After the Reorganization is completed, the MF Emerging Markets Fund will be dissolved.

     The GVIT Acquiring Fund has recently been organized for the purpose of continuing the investment operations of the MF Emerging Markets Fund and has no assets or prior history of investment operations. Thus, as discussed further below, the GVIT Acquiring Trust expects that the MF Emerging Markets Fund will be considered to be the survivor for accounting and performance purposes.

     Comparative Fee Table

     The MF Emerging Markets Fund and the GVIT Acquiring Fund, like all mutual funds, incur certain expenses in their operations and, as a shareholder of the MF Emerging Markets Fund, you pay these expenses indirectly. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder support services, and other activities. The following table compares the expenses paid by the MF Emerging Markets Fund with the expenses that you would incur indirectly as a shareholder of Class II shares of the GVIT Acquiring Fund if the Reorganization takes place. There are no sales loads or other fees or expenses that will be paid directly from your investment in your variable contract or from your indirect investment in the underlying GVIT Acquiring Fund in connection with completing the Reorganization.

     The fees described in the following table relate only to the fees and expenses of the MF Emerging Markets Fund and Class II shares of the GVIT Acquiring Fund and do not include any fees or expenses charged under a variable contract. Variable contracts impose sales charges and other ongoing fees and expenses on variable contract holders which are described in the variable contract's prospectus.

     This table describes the fees and expenses of the Class II shares of the GVIT Acquiring Fund, as well as pro forma fees and expenses of the Class II shares of the GVIT Acquiring Fund after giving effect to the Reorganization as estimated for its first fiscal period (ending December 31, 2003), and of shares of the MF Emerging Markets Fund, for its fiscal year ended December 31, 2002.

---------------------------------------------------------------------------------------------------
                                                GVIT Acquiring Fund    MF Emerging   GVIT Acquiring
                                                     (Class II        Markets Fund   Fund (Class II
                                                      Shares)                            Shares)
---------------------------------------------------------------------------------------------------
Shareholder Fees/1/                                     None               None          None
Fees Paid Directly From Your Investment
---------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets
   (as a percentage of average net assets)
---------------------------------------------------------------------------------------------------
Management Fee                                          1.15%              1.25%         1.15%
---------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                 0.25%              None          0.25%
---------------------------------------------------------------------------------------------------
Other Expenses                                          0.24%/2/           0.42%         0.24%
---------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                    1.64%              1.67%         1.64%
---------------------------------------------------------------------------------------------------
Total Waivers/Reimbursements of Fund Expenses           0.00%/3/           0.00%/4/      0.00%/3/
---------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses (After
   Waivers/Reimbursements)                              1.64%/3/           1.67%/4/      1.64%/3/
---------------------------------------------------------------------------------------------------

----------
/1/ Variable contracts impose sales charges and other charges and expenses on variable contract holders. Such sales charges and other charges and expenses are described in the variable contract's prospectus.

/2/ As a new fund, the GVIT Acquiring Fund has no prior history of investment operations; accordingly, these "Other Expenses" are estimates for its first fiscal period ending December 31, 2003.

/3/ Gartmore Global and the GVIT Acquiring Fund have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees from exceeding 1.35% for Class II shares through April 30, 2005. The GVIT Acquiring Fund is authorized to reimburse Gartmore Global for management fees previously waived and/or the cost of Other Expenses paid by Gartmore Global provided that any such reimbursement will not cause the GVIT Acquiring Fund to exceed the expense limitation then in effect.

/4/ Pursuant to the terms of the Interim Advisory Agreement, Gartmore Global has agreed to limit operating expenses (excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, expenses incurred in connection with any other merger or reorganization or extraordinary expenses such as litigation) to 1.75%. The New Advisory Agreement has a similar provision.

     Example

     The following comparative expense example is intended to help you compare the cost of investing in the MF Emerging Markets Fund with the cost of investing in Class II Shares of the GVIT Acquiring Fund. The comparative expense example assumes that you invest $10,000 in the MF Emerging Markets Fund or the GVIT Acquiring Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Pro Forma Combined Example assumes that you invest $10,000 in Class II shares of the GVIT Acquiring Fund assuming the Reorganization had been completed. The example assumes the fees and expenses set forth in the preceding Fee Tables and that your investment has a 5% return each year. The examples, however, do not include charges that are imposed by variable contracts. If these charges were reflected, the expenses listed below would be higher.

     Each One Year period shown below for the GVIT Acquiring Fund, the MF Emerging Markets Fund and the Pro Forma Combined Example assumes operating expenses to be after waivers and reimbursements as presented in the preceding Fee Table. The calculations for the Three, Five and Ten Year periods shown below assume operating expenses before waivers and reimbursements as reflected in the preceding Fee Table. Although your costs may be higher or lower, based on these assumptions your costs would be:

                                                One Year   Three Years   Five Years   Ten Years
                                                --------   -----------   ----------   ---------
MF Emerging Markets Fund                          $170        $526          $907       $1,976
GVIT Acquiring Fund (Class II shares)             $167        $517           N/A*         N/A*
Pro Forma Combined GVIT Acquiring Fund (Class
   II shares)                                     $167        $517          $892       $1,944

*As a new fund, the GVIT Acquiring Fund is only required to provide examples for the One and Three Year periods.

     Performance Information

     The table below provides total return performance information for the year ended December 31, 2002. Past performance is not a guarantee of future results, and it is not possible to predict whether or not performance of the GVIT Acquiring Fund will be affected by the Reorganization.

                              Average Annual Total Return For Periods Ended
                                        December 31, 2002
                           -----------------------------------------------------
                                                                       From
                           1 year    2 year    3 years    5 years   Inception/1/
                           ------    ------    -------    -------   ------------
MF Emerging Markets Fund   (9.68%)   (8.33%)   (15.64%)   (9.17%)     (5.91%)
GVIT Acquiring Fund            *         *         *          *           *

----------
1    The MF Emerging Markets Fund commenced operations on February 2, 1996.

* Because the GVIT Acquiring Fund was recently organized for the purpose of continuing the investment operations of the MF Emerging Markets Fund, the GVIT Acquiring Fund will assume the performance history of the MF Emerging Markets Fund if the Reorganization is completed.

     For further information about the performance of the MF Emerging Markets Fund, including the MF Emerging Market Fund's past performance and information about how the MF Emerging Markets Fund performed relative to its benchmark, please see the section entitled "Past Fund Performance" in the MF Emerging Markets Fund Prospectus and the MF Emerging Markets Fund's Annual Report to Shareholders. As noted above, the GVIT Acquiring Fund is a new fund and has no performance history.

     Comparison of Investment Objectives, Policies, Strategies, and Principal Risks of the MF Emerging Markets Fund and the GVIT Acquiring Fund

     This section contains a table comparing the investment objectives, policies, strategies and principal risks of investing in the MF Emerging Markets Fund and the GVIT Acquiring Fund. The discussion of the differences between the MF Emerging Markets Fund and the GVIT Acquiring Fund is reflected in italics. For a more complete discussion of the principal risks of investing in the MF Emerging Markets Fund and the GVIT Acquiring Fund, please see "Risks of an Investment in the Funds" below.

     The investment objectives for the MF Emerging Markets Fund and the GVIT Acquiring Fund are "non-fundamental." This means that the respective Boards of the Montgomery Funds and the GVIT Acquiring Trust may change the investment objectives without shareholder approval.

     In addition to the policies and strategies set forth below, the MF Emerging Markets Fund and the GVIT Acquiring Fund are also subject to certain additional investment policies and limitations, which are described in the MF Emerging Markets Fund Prospectus and SAI and the GVIT Acquiring Trust SAI, respectively. The MF Emerging Markets Fund Prospectus and SAI and the GVIT Acquiring Trust SAI, all of which are incorporated herein by reference thereto, together set forth additional information about the investment objectives, policies, strategies and limitations of the MF Emerging Markets Fund and the GVIT Acquiring Fund.

------------------------------------------------------------------------------------------------------------
              MF Emerging Markets Fund                                  GVIT Acquiring Fund
------------------------------------------------------------------------------------------------------------
Investment Objective:                                   Investment Objective:

Long-term capital appreciation.                         Long-term capital appreciation.

The investment objective of the MF Emerging Markets
Fund is the same as the investment objective of the GVIT Acquiring Fund.

------------------------------------------------------------------------------------------------------------
Principal Investments:                                  Principal Investments:

Under normal conditions, the MF Emerging Markets Fund   Under normal conditions, the GVIT Acquiring Fund
invests primarily in the stocks of                      invests at least 80% of its net assets in the equity
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
              MF Emerging Markets Fund                                  GVIT Acquiring Fund
------------------------------------------------------------------------------------------------------------
companies of any size based in the world's              securities of companies of any size based in world's
developing economies. The MF Emerging Markets           developing markets. The the GVIT Acquiring Fund
Fund typically maintains investments in at              typically maintains investments in at least six
least six countries at all times, with no more          countries at all times, with no more than 35% of its
than 35% of its assets in any single one of them.       assets in any single one of them.

The principal investments of the MF Emerging Markets
Fund are the same as the principal investments of the GVIT Acquiring Fund.

------------------------------------------------------------------------------------------------------------
Investment Style and Strategies:                        Investment Style and Strategies:

The MF Emerging Markets Fund invests in companies       GGP acts as subadviser to the GVIT Acquiring Fund.
based or operating primarily in developing economies    To achieve its objective, the GVIT Acquiring Fund
throughout the world.  Such countries may be located    invests in companies based or operating primarily
in Latin America, Asia, Europe, the Middle East, and    in developing economies throughout the world. Such
Africa.                                                 countries may be located in Latin America, Asia,
                                                        Europe, the Middle East, and Africa.

The strategy of the MF Emerging Markets Fund combines   The strategy of the GVIT Acquiring Fund combines
in-depth financial review with on-site analysis of      in-depth financial review with on-site analysis of
companies, countries and regions to identify            companies, countries and regions to identify
potential investments. The portfolio managers and       potential investments. The portfolio managers and
analysts frequently travel to the emerging markets to   analysts frequently travel to the developing markets
gain firsthand insight into the economic, political     to gain firsthand insight into the economic,
and social trends that affect investments in those      political and social trends that affect investments
countries. The MF Emerging Markets Fund allocates its   in those countries. The GVIT Acquiring Fund
assets among emerging countries with stable or          allocates its assets among developing countries with
improving macroeconomic environments and invests in     stable or improving macroeconomic environments and
companies within those countries that the portfolio     invests in companies within those countries that the
managers believe have high capital appreciation         portfolio managers believe have high capital
potential. The portfolio managers strive to keep the    appreciation potential. The portfolio managers
MF Emerging Markets Fund well diversified across        strive to keep the GVIT Acquiring Fund well
individual stocks, industries and countries to reduce   diversified across individual stocks, industries and
its overall risk.                                       countries to reduce its overall risk.

The MF Emerging Markets Fund has an investment style    The GVIT Acquiring Fund invests primarily in equity
and strategies that are substantially similar to        securities, which may include common stocks,
those of the GVIT Acquiring Fund. However, the GVIT     preferred stocks, convertible securities, equity
Acquiring Fund may utilize derivatives in order to      interests in foreign investment funds or trusts, and
manage short-term investments.                          depositary receipts. The GVIT Acquiring Fund may
                                                        utilize derivatives, primarily futures, in order to
                                                        manage short-term investments from certain contract
                                                        holders. The use of derivatives is designed to protect
                                                        the GVIT Acquiring Fund from market timing activity by
                                                        reducing portfolio transaction costs.

                                                        The heart of GGP's investment philosophy lies in the
                                                        discovery of the unexpected; the ability of a
                                                        company's earnings to exceed or be sustained beyond
                                                        market expectations. Share prices usually reflect
                                                        what the market expects. GGP seeks out companies
                                                        where they believe the market has underestimated the
                                                        prospects for earnings growth.
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
              MF Emerging Markets Fund                                  GVIT Acquiring Fund
------------------------------------------------------------------------------------------------------------
                                                        Just as importantly, GGP avoids those where future
                                                        earnings are likely to disappoint.

                                                        Gartmore generates proprietary research to form an
                                                        independent perspective. This independent
                                                        perspective is the basis of our valuation. We
                                                        compare our valuation to the market to pinpoint
                                                        those companies whose prospects are better or worse
                                                        than the market's consensus. We aim to provide
                                                        strong performance by investing in companies where
                                                        we believe the market has underestimated the
                                                        prospects for earnings growth. The heart of our
                                                        investment strategy focuses on identifying the
                                                        potential for unexpected earnings growth by the
                                                        stringent analysis of strategic factors, industry
                                                        dynamics, and the assessment of individual company
                                                        franchises.
------------------------------------------------------------------------------------------------------------
                                                        Principal Risks: Principal Risks:

..    Emerging Markets risk                              .    Developing Markets risk
..    Stock market risk                                  .    Stock market risk
..    Foreign risk                                       .    Market Trends risk
..    Portfolio Turnover risk                            .    Derivatives risk
                                                        .    Foreign risk

The MF Emerging Markets Fund has similar principal
risks as those of the GVIT Acquiring Fund. However,
the GVIT Acquiring Fund is subject to market trends
risk and derivatives risk which may cause the GVIT
Acquiring Fund to be more volatile and subject to
greater risk than the MF Emerging Markets Fund.
------------------------------------------------------------------------------------------------------------

Comparison of Operations

     Who Manages the Funds?

     Prior to January 18, 2003, MAM provided investment advice to the MF Emerging Markets Fund. Since January 18, 2003, Gartmore Global has served as the interim investment adviser to the MF Emerging Markets Fund and GGP has served as the interim subadviser to the MF Emerging Markets Fund, as described below under "PROPOSALS 2 AND 3: APPROVAL OF NEW ADVISORY AND SUBADVISORY AGREEMENTS WITH GARTMORE GLOBAL AND GGP." Gartmore Global and GGP will provide investment advisory services to the GVIT Acquiring Fund.

     Gartmore Global. Subject to the supervision of the applicable Boards, Gartmore Global, located at 1200 River Road, Conshohocken, Pennsylvania 19428, oversees the daily business affairs of the MF Emerging Markets Fund and GVIT Acquiring Fund (together, the "Funds").

     GGP, 1200 River Road, Conshohocken Road, Pennsylvania 19428, is the subadviser to the MF Emerging Markets Fund and will be the subadviser to the GVIT Acquiring Fund. Subject to the supervision of Gartmore Global, GGP manages or will manage a Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes or will make investment decisions for each Fund and, in connection with such investment decisions, places (or will place) purchase and sell orders for securities.

     GGP, an affiliate of Gartmore Global, is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and, as of December 31, 2002, manages approximately $721 million in assets.

     Portfolio Managers. Christopher Palmer and Philip Ehrmann of the Pacific and Emerging Markets Equity Team are the portfolio managers for the Funds. In that capacity, they are responsible for the day-to-day management of the Funds, including the selection of investments.

     Mr. Palmer joined GGP as an investment manager on the Pacific and Emerging Markets Equity Team in 1995. In 1999, he became responsible for managing U.S. portfolios for GGP.

     Mr. Ehrmann joined GGP as Head of the Emerging Markets Equity team in 1995. Mr. Ehrmann has also managed U.S. portfolios for GGP since 1995.

     The following is a comparison of the investment advisory fees payable by the MF Emerging Markets Fund and the GVIT Acquiring Fund.

---------------------------------------------------------------------------------------------------
MF Emerging Markets Fund             FEE             GVIT Acquiring Fund             FEE
---------------------------------------------------------------------------------------------------
MF Emerging Markets Fund   .    1.25% on the first   GVIT Acquiring Fund   .    1.15% on all assets
                                $250 million plus
                           .    1.00% on net assets
                                over $250 million
------------------------------------------------------------------------ --------------------------

     For more information concerning the fees that were paid to MAM as the investment adviser of the MF Emerging Markets Fund during its most recent fiscal year, see the section of the MF Emerging Markets Fund Prospectus entitled, "MANAGEMENT OF THE FUNDS - Management Fees." Since the GVIT Acquiring Fund was organized for purposes of the Reorganization, no fees have been paid to Gartmore Global, as investment adviser, for the most recently completed fiscal year.

     Other Service Providers

     DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, is the Master Transfer Agent for the MF Emerging Markets Fund. Effective April 1, 2003, Gartmore SA Capital Trust, an affiliate of Gartmore Global ("GSA"), serves as the administrator and fund accountant for the MF Emerging Markets Fund, and BISYS Fund Services Ohio Inc. ("BISYS") serves as the sub-administrator and sub-accountant for the MF Emerging Markets Fund. Prior thereto, MAM provided administration and fund accounting services for the MF Emerging Markets Fund, and Chase Global Funds Services Company ("Chase"), 73 Tremont Street, Boston, Massachusetts 02108, served as the Sub-Administrator to the MF Emerging Markets Fund pursuant to a Mutual Funds Service Agreement between Chase and MAM. For more information about the fund administration and transfer agency services provided to the MF Emerging Markets Fund, and the fees for such services, please refer to the MF Emerging Markets Fund SAI.

     Currently, GSA and Gartmore Investors Services, Inc. ("GISI"), each an affiliate of Gartmore Global, serve as the administrator and transfer agent, respectively, for the GVIT Acquiring Fund. GSA and GISI are located at 1200 River Road, Conshohocken, PA 19428. GSA and GISI have entered into agreements with BISYS to provide sub-administration and sub-transfer agent services, respectively, to the GVIT Acquiring Fund.

     For the fund administration and transfer agency services, the GVIT Acquiring Fund pays GSA its pro rata portion of a combined annual fee based on the GVIT Acquiring Trust's average daily net assets according to the following schedule:

       Asset Level         Aggregate Trust Fee
------------------------   -------------------
     $0 - $1 billion              0.13%
     $1 - $3 billion              0.08%
     $3 - $8 billion              0.05%
     $8 - $10 billion             0.04%
    $10 - $12 billion             0.02%
greater than $12 billion          0.01%

     GSA pays GISI from these fees for GISI's services under its transfer agency agreement with the GVIT Acquiring Trust.

     Gartmore Distribution Services, Inc. ("GDSI"), an affiliate of both Gartmore Global and GSA, acts as the GVIT Acquiring Trust's principal underwriter and is located at 1200 River Road, Conshohocken, PA 19428. JPMorganChase Bank, 4 New York Plaza, 15th Floor, New York, New York 10008 serves as the custodian for each of the MF Emerging Markets Fund and (effective April __, 2003) the GVIT Acquiring Fund.

     The GVIT Acquiring Fund's Rule 12b-1 and Administrative Services Plans. The GVIT Acquiring Fund has adopted a distribution plan or "Rule 12b-1 Plan" for its Class II Shares. Under the Rule 12b-1 Plan, the GVIT Acquiring Fund is permitted to compensate GDSI, as the GVIT Acquiring Fund's distributor, for expenses associated with the distribution of the GVIT Acquiring Fund's Class II shares. Under the Rule 12b-1 Plan, the GVIT Acquiring Fund pays GDSI an annual fee in an amount that will not exceed 0.25%, all of which will be considered a distribution fee. For more information concerning the GVIT Acquiring Fund's Rule 12b-1 Plan, see the section of the GVIT Acquiring Trust SAI entitled "Distribution Plan."

     The GVIT Acquiring Trust has adopted an Administrative Services Plan pursuant to which the GVIT Acquiring Fund may pay fees of up to 0.25% of the Class II shares' average daily net assets to insurance companies and other entities who provide administrative support services to holders of Class II shares of the GVIT Acquiring Fund.

     Purchase, Exchange, and Redemption Procedures

     Procedures for the purchase, exchange and redemption of shares of the MF Emerging Markets Fund and the GVIT Acquiring Fund are similar. You may refer to the MF Emerging Markets Fund Prospectus for more information concerning the procedures applicable to the purchases, exchanges and redemptions of shares of the MF Emerging Markets Fund.

     Shares of the MF Emerging Markets Fund are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts or by qualified pension or retirement plans. Class II shares of the GVIT Acquiring Fund are sold to separate accounts of insurance companies if the insurance company provides additional services necessary for the insurance company to receive 12b-1 fees.

     In each instance, shares of the MF Emerging Markets and GVIT Acquiring Funds are purchased in accordance with variable account allocation instructions received from owners of the variable contracts. The MF Emerging Markets and GVIT Acquiring Funds then use the proceeds to buy securities for their respective portfolios. Because variable contracts may have different provisions with respect to the timing and method of purchases, exchanges, and redemptions, and any charges therefore, contract owners should review their variable contract prospectus and may also contact their respective insurance company directly for details concerning these transactions.

     The GVIT Acquiring Fund will offer Class II shares to separate accounts of other unaffiliated insurance companies and of Nationwide Life Insurance Company and certain of its affiliated insurance companies in limited circumstances. The GVIT Acquiring Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the GVIT Acquiring Fund may offer its shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Board of the GVIT Acquiring Trust intends to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such companies' separate accounts might be required to withdraw their investments in and shares of another fund may be substituted. This might force the GVIT Acquiring Fund to sell its securities at disadvantageous prices.

     The purchase price of each share of the GVIT Acquiring Fund is its "net asset value" ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of the GVIT Acquiring Fund's shares. Generally, the NAV is based on the market value of the securities owned by the GVIT Acquiring Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the GVIT Acquiring Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern
Time) on each day the Exchange is open for trading.

     The GVIT Acquiring Fund does not calculate NAV on the following days:

     .    New Year's Day
     .    Martin Luther King, Jr. Day
     .    Presidents' Day
     .    Good Friday
     .    Memorial Day
     .    Independence Day
     .    Labor Day
     .    Thanksgiving Day
     .    Christmas Day
     .    Other days when the New York Stock Exchange is not open.

     The GVIT Acquiring Fund reserves the right not to determine its NAV when:

     .    It has not received any orders to purchase, sell or exchange shares;
          or
     . Changes in the value of the GVIT Acquiring Fund's portfolio do not affect its NAV.

     Bonds, foreign stocks and other securities owned by the GVIT Acquiring Fund may trade on weekends or other days when the GVIT Acquiring Fund does not price its shares. As a result, the GVIT Acquiring Fund's NAV may change on days when you will not be able to purchase or redeem shares. If an event occurs after the close of a foreign exchange that is likely to affect significantly the GVIT Acquiring Fund's NAV, the GVIT Acquiring Fund's investments may be valued at fair value in accordance with procedures adopted by the GVIT Acquiring Trust's Board. This means that the GVIT Acquiring Fund may value its foreign holdings at prices other than their last closing prices, and the GVIT Acquiring Fund's net asset value will reflect this. In addition, if current prices are not otherwise available for a security, or if GSA, as the GVIT Acquiring Fund's administrator, or its agent, determines a price does not represent fair value, the GVIT Acquiring Fund's investments may also be valued at fair value.

     A GVIT Acquiring Fund shareholder can sell (or redeem) at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of the GVIT Acquiring Fund's investments at the time of sale.

     The GVIT Acquiring Fund may delay or refuse any exchange, transfer, or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the GVIT Acquiring Fund. Also, shares of the GVIT Acquiring Fund may not be redeemed or the GVIT Acquiring Fund may delay paying a shareholder the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the SEC).

     For more information regarding the purchase, sale and pricing of the shares of the MF Emerging Markets Fund, please see the section entitled "ACCOUNT INFORMATION" in the MF Emerging Markets Fund Prospectus.

     Dividends and Other Distributions

     For the GVIT Acquiring Fund, substantially all of its net investment income, if any, is paid as a dividend each quarter in the form of additional shares of the GVIT Acquiring Fund. Any net capital gains realized by the GVIT Acquiring Fund from the sale of its portfolio securities is declared and paid to shareholders annually.

     The MF Emerging Markets Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All such distributions are made in the form of additional shares of the MF Emerging Markets Fund, unless the MF Emerging Markets Fund is instructed otherwise.

     Tax Consequences

     The tax treatment of payments made under a variable contract is described in the prospectus for the particular variable contract. Generally, the owners of variable contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these variable contracts will be taxable at ordinary income tax rates. In addition, the taxable portion of distributions made to an owner who is younger than 59-1/2, in the case of (a) any variable annuity contract, and (b) any variable life insurance contract that is also a modified endowment contract, may be subject to a 10% penalty.

Risks of an Investment in the Funds

     As with most investments, investments in the MF Emerging Markets Fund and the GVIT Acquiring Fund involve risks. There can be no guarantee against losses resulting from an investment in any mutual fund, nor can there be any assurance that any mutual fund will achieve its investment goals. In addition, if business, economic, political or financial conditions warrant, both the MF Emerging Markets Fund and the GVIT Acquiring Fund may invest without limit in cash or money market cash equivalents. Should this occur, a Fund may not meet that Fund's respective investment objective(s) and may miss potential market upswings.

     As described above under "Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the MF Emerging Market Fund and the GVIT Acquiring Fund," the risks of investing in the MF Emerging Markets Fund and the GVIT Acquiring Fund are substantially similar, although there are some differences. The following is a more complete description of the principal risks identified above for the MF Emerging Markets Fund and the GVIT Acquiring Fund.

Emerging/developing markets risk. The MF Emerging Markets and GVIT Acquiring Funds invest or will invest primarily in equity securities of companies in emerging/developing market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments, particularly because their markets are less established than those in the United States and, therefore, may be less stable from a political and economic standpoint than other countries. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in emerging/developing market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the MF Emerging Markets and the GVIT Acquiring Funds invest or will invest are subject to significant changes in value due to exchange rate fluctuations.

Stock market risk. Stock market risk is the risk that a Fund could lose value if the individual stocks in which such Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

Market trends risk. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the GVIT Acquiring Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

Derivatives risk. The GVIT Acquiring Fund may invest in derivatives, particularly futures. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

Foreign risk. Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money. Both Funds are subject to foreign risk.

     . Country - General securities market movements in any country in which a Fund has investments are likely to affect the value of that Fund's securities that trade in the country. These movements will affect that Fund's share price and performance. The political, economic and social structures of some countries in which the Funds invest may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

     . Foreign markets - Each Fund is subject to this risk because there are generally fewer investors in foreign markets (compared to the U.S. market) and a smaller number of securities trade each day, therefore, making it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the U.S. These factors can reduce the amount that a Fund can earn on its investments.

     . Governmental supervision and regulation/accounting standards - Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for each Fund's portfolio managers to completely and accurately determine a company's financial condition.

     . Currency - A significant portion of the Funds' investments are, or will be, denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what each Fund owns and each Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which each Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is converted to U.S. dollars, each Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends out to its shareholders.

      Portfolio Turnover Risk - The MF Emerging Markets Fund, at times, may engage in active and frequent trading of securities which will result in a higher portfolio turnover rate if doing so is believed to be in the best interest of the Fund. A higher portfolio turnover rate may result in increased transaction costs and volatility for the Fund.

Information About The Reorganization

     Considerations by the Board of the Montgomery Funds

     For the reasons described above and more fully discussed below, the Board of the Montgomery Funds believes that the Reorganization is in the best interests of the MF Emerging Markets Fund and its shareholders.

     The Board of the Montgomery Funds, including the Trustees who are not "interested persons" of the Montgomery Funds, as that term is defined in the 1940 Act ("Independent Trustees"), approved the Plan pursuant to which the Reorganization of the MF Emerging Markets Fund would be effected. In approving the Plan, the Board of the Montgomery Funds, including its Independent Trustees, determined that participation in the Reorganization is in the best interests of the MF Emerging Markets Fund and that the interests of the shareholders of the MF Emerging Markets Fund would not be diluted as a result of the Reorganization.

     The Montgomery Funds Board reached these determinations after (i) requesting information reasonably necessary to evaluate the terms of the Plan and the anticipated results of the Reorganization, and (ii) evaluating that information in a meeting with the Montgomery Funds management and representatives of GGI and Gartmore Global, and at meetings of the Board of the Montgomery Funds on January 14, 2003, February 27, 2003, and March 5, 2003.

     In reaching its determinations and approving the Plan, the Montgomery Funds Board, including the Independent Trustees, considered a number of factors. The factors included those that the SEC has specified as appropriate for trustees to consider in mutual fund mergers generally, as well as the particular facts and circumstances of the Reorganization.

     In exercising their business judgment and approving the Plan, the Board of the Montgomery Funds, including the Independent Trustees, considered, among others, the factors set out below and reached, among others, the conclusions set out below.

     . The Ability to Provide MF Emerging Markets Fund Shareholders With a Viable Investment Option Going Forward: Following the Acquisition and the proposed Wells Fargo Reorganizations, the Montgomery Funds will be left with a reduced asset base which the Board believes cannot support the efficient operation of the MF Emerging Markets Fund. In addition, several of MAM's investment professionals became employees of Wells Capital and, as a result, MAM decided to wind down its investment management business and to no longer provide investment advisory services to the MF Emerging Markets Fund.

     . The Departure of Key MAM Personnel As noted above, as a result of the Acquisition, key personnel of MAM, had recently departed and other key personnel were expected to depart. Because of these and other circumstances, the Board of the Montgomery Funds believed it was in the best interests of the MF Emerging Markets Fund to replace MAM with Gartmore Global as investment adviser and GGP as subadviser to the MF Emerging Markets Fund (see "PROPOSALS 2 AND 3: APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS WITH GARTMORE GLOBAL AND GGP.").

     . The Capability, Resources, Expertise, and Experience of Gartmore Global to Serve as Investment Adviser to the MF Emerging Markets Fund The Board of the Montgomery Funds, including the Independent Trustees, evaluated Gartmore Global and GGP as an investment adviser and subadviser, respectively, to the MF Emerging Markets Fund and the terms of the Interim and New Advisory Agreements (as described under "PROPOSALS 2 AND 3: APPROVAL OF NEW ADVISORY AGREEMENTS WITH GARTMORE GLOBAL AND GGP."). The Board found that Gartmore Global and GGP together have the capability, resources, expertise, and experience to provide investment advisory services to the MF Emerging Markets Fund that are at least comparable, in terms of nature, scope, quality and costs, to the services previously provided by MAM.

     . Comparison of Fee Rates, Overall Operating Expenses, Reimbursement Arrangements, and Related Information: Gartmore Global and GGP provided, and the Independent Trustees considered, the pro forma fee rates, overall operating expenses, reimbursement arrangements and related information for the GVIT Acquiring Fund after the Reorganization versus the fee rates, overall operating expenses, reimbursement arrangements, and related information for the MF Emerging Markets Fund as of December 31, 2002. The comparison of pro forma fees, expenses, and reimbursements demonstrated that the management fee and overall expenses are expected to be lower for the GVIT Acquiring Fund. In addition, Gartmore Global has agreed to limit contractually the operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative service fees) from exceeding 1.35% on Class II shares at least through April 30, 2005.

     . Investment Objectives, Policies, and Strategies of the MF Emerging Markets Fund and the GVIT Acquiring Fund are Substantially the Same:

          The Montgomery Funds' Board considered that the GVIT Acquiring Fund had recently been organized for the purpose of continuing the investment operations of the MF Emerging Markets Fund and, thus, has substantially the same investment objective, policies, and strategies as the MF Emerging Markets Fund. (Please see "Summary - Comparison of Investment Objectives, Policies, Strategies, and Principal Risks of the MF Emerging Markets Fund and the GVIT Acquiring Fund.") The Montgomery Funds' Board also considered that a contract owner who believes that his or her current investment program could be affected by the Reorganization could transfer his or her contract assets to another mutual fund under their variable contract which they deemed more suitable for their purposes. Based on these and other factors, the Montgomery Funds' Board concluded that the Reorganization is expected to enable MF Emerging Markets Fund shareholders to continue their current investment programs without substantial disruption.

     . No Reorganization Fees or Expenses to Be Borne by Either the MF Emerging Markets Fund or the GVIT Acquiring Fund: Principals of MAM, GGI and Gartmore Global represented to the Board of the Montgomery Funds that no fee or expense will be borne directly or indirectly by the MF Emerging Markets Fund, MF Emerging Markets Fund shareholders, the GVIT Acquiring Fund or GVIT Acquiring Fund shareholders in connection with the Reorganization. GGI will generally bear all expenses in connection with the Reorganization, including, without limitation, the costs of the shareholder meeting and related materials. MF Emerging Markets Fund shareholders will not pay any charges to become shareholders of the GVIT Acquiring Fund in connection with the Reorganization. The GVIT Acquiring Fund also has agreed to assume all stated liabilities (as defined in the Plan) of the MF Emerging Markets Fund. In addition, the GVIT Acquiring Fund expects to retain all of the securities it acquires in connection with the Reorganization and does not anticipate that sales involving any securities will have to be made before or after the Reorganization to effect a realignment with the principal investment strategies and style of the GVIT Acquiring Fund considering that the GVIT Acquiring Fund was recently created for the purpose of carrying on the business of the MF Emerging Markets Fund and has no investment history.

     .    The Reorganization Qualifies for Tax-Free Treatment under the Code:
          Gartmore Global represented to the Board of the Montgomery Funds that the Reorganization would qualify for tax-free treatment under the federal tax laws and that MF Emerging Markets Fund shareholders will not have to pay any federal income tax solely as a result of the Reorganization.

     .    No Dilution of the MF Emerging Markets Fund Shareholder Interests:
          MAM, GGI and Gartmore Global represented to the Montgomery Funds' Board that (1) the Reorganization would not dilute the interests of the MF Emerging Markets Fund shareholders; (2) the Reorganization would be effected on the basis of relative net asset values of the Class II shares of the GVIT Acquiring Fund and the MF Emerging Markets Fund; and (3) as noted above, the MF Emerging Markets Fund and the GVIT Acquiring Fund and their respective shareholders would not bear any expenses in connection with the Reorganization.

     . The Reorganization Ultimately Must Also Be Approved by the MF Emerging Markets Fund Shareholders: The SEC, in effect, requires the Board of the Montgomery Funds, including a majority of the Independent Trustees, to determine that the Reorganization is in the best interests of the MF Emerging Markets Fund and will not dilute the interests of the shareholders of the MF Emerging Markets Fund. In addition, shareholders of the MF Emerging Markets Fund are required to approve the Reorganization.

     .    The MF Emerging Markets Fund Shareholder Transfer Privilege:
          Shareholders of the MF Emerging Markets Fund can, in effect, opt out of the Reorganization by exercising their privilege to transfer contract assets out of the MF Emerging Markets Fund and into another mutual fund offered as an investment option under that variable contract. Any such transfer would not cause a shareholder to incur any adverse tax consequences.

     The Board of the Montgomery Funds (including a majority of the Independent Trustees) met and unanimously approved the Plan on March 5, 2003. The Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the MF Emerging Markets Fund and its shareholders, and that the interests of the MF Emerging Markets Fund shareholders would not be diluted as a result of effecting the Reorganization. The approval determinations were made on the basis of each Trustee's business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weights to various factors and assigned different degrees of materiality to various conclusions.

     Description of the Plan

     The Plan provides that the MF Emerging Markets Fund will transfer all of its assets to the GVIT Acquiring Fund in exchange solely for the assumption of all of its stated liabilities and Class II shares of the GVIT Acquiring Fund, which will be distributed pro rata by the MF Emerging Markets Fund to its shareholders in complete liquidation of the MF Emerging Markets Fund. The Reorganization is currently anticipated to occur on or about June 23, 2003 (the "Closing Date"). The value of the MF Emerging Markets Fund's net assets to be acquired by the GVIT Acquiring Fund will be the value of the MF Emerging Market Fund's net assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the business day preceding the Closing Date (the "Valuation Date"). MF Emerging Markets Fund shareholders will become shareholders of the GVIT Acquiring Fund as of the Closing Date, and will be entitled to the GVIT Acquiring Fund's next dividend distribution thereafter.

     On or before the Closing Date, in order to maintain its status as a regulated investment company under the Code, the MF Emerging Markets Fund will declare and pay a dividend or dividends, which (together with all previous dividends) will have the effect of distributing to its shareholders (here the insurance company separate accounts only) substantially all of the MF Emerging Markets Fund's net investment income and realized net capital gains, if any, for all taxable years ending on or before the Closing Date. The share transfer books of the MF Emerging Markets Fund will be permanently closed as of 4:00 p.m. Eastern time on the Valuation Date and only requests for redemption of shares of the MF Emerging Markets Fund received in proper form prior to 4:00 p.m. Eastern time on the Valuation Date will be accepted by the Montgomery Funds. Redemption requests relating to the MF Emerging Markets Funds thereafter shall be deemed to be redemption requests for shares of the GVIT Acquiring Fund to be distributed to the former shareholders of the MF Emerging Markets Fund.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval of the Plan by the MF Emerging Markets Fund's shareholders and receipt of an opinion in form and substance reasonably satisfactory to the Montgomery Funds and the GVIT Acquiring Trust that the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes for the MF Emerging Markets Fund, the GVIT Acquiring Fund or their respective shareholders, as described under the caption "Federal Income Tax Consequences" below.

     Unless applicable law requires a shareholder vote, the Plan may be amended without shareholder approval by mutual written agreement of the Montgomery Funds, on behalf of the MF Emerging Markets Fund, and the GVIT Acquiring Trust, on behalf of the GVIT Acquiring Fund. Likewise, the Plan may be terminated, by the mutual consent of the Montgomery Funds and the GVIT Acquiring Trust.

     In the event that the shareholders of the MF Emerging Markets Fund do not approve the Plan, the assets and all stated liabilities of the MF Emerging Markets Fund will not be transferred to the GVIT Acquiring Fund as of the Closing Date and the obligations of the MF Emerging Markets Fund under the Plan shall not be effective. If the Reorganization is not approved by the shareholders of the MF Emerging Markets Fund, the Board of the Montgomery Funds will consider other alternatives for the MF Emerging Markets Fund, including dissolution and liquidation of the Fund.

     The expenses incurred in connection with entering into and consummating the transactions contemplated by the Plan will not be borne by the MF Emerging Markets Fund or the GVIT Acquiring Fund or their respective shareholders, but will be paid generally by GGI. Such expenses include printing and mailing proxy solicitation materials, the costs of the Montgomery Funds shareholders' meeting and related materials.

     The foregoing description of the Plan entered into between the Montgomery Funds, on behalf of the MF Emerging Markets Fund, and GVIT Acquiring Trust, on behalf of the GVIT Acquiring Fund, does not purport to be complete, and is subject in all respects to the provisions of, and is qualified in its entirety by reference to, the Plan which is attached hereto as Exhibit A and incorporated herein by reference.

     Description of GVIT Acquiring Fund Shares

     Full and fractional Class II shares of the GVIT Acquiring Fund will be issued without the imposition of a sales charge or other fee to the MF Emerging Markets Fund's shareholders in accordance with the procedures described above. Class II shares of the GVIT Acquiring Fund to be issued to MF Emerging Markets Fund shareholders under the Plan will be fully paid and non-assessable (meaning that the shareholders will have no obligation to the Fund for any further monies as shareholders), when issued and transferable without restriction and will have no preemptive or conversion rights. Like the MF Emerging Markets Fund, the GVIT Acquiring Fund does not issue share certificates. For additional information about shares of the GVIT Acquiring Fund, please refer to the GVIT Acquiring Trust SAI.

     Federal Income Tax Consequences

     As a condition to the Reorganization, each of the MF Emerging Markets Fund and the GVIT Acquiring Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, and on the basis of certain assumptions and representations received from the MF Emerging Markets and the GVIT Acquiring Funds, for federal income tax purposes, neither the MF Emerging Markets Fund or any shareholder of the MF Emerging Markets Fund, nor the GVIT Acquiring Fund or any shareholder of the GVIT Acquiring Fund, will recognize any gain or loss for federal income tax purposes as a result of the Reorganization. The tax basis of the GVIT Acquiring Fund's shares received by MF Emerging Markets Fund shareholders will be the same as the tax basis of their shares in the MF Emerging Markets Fund. The holding period that the shareholders of the MF Emerging Markets Fund will have in the GVIT Acquiring Fund shares they receive will include the holding period of the MF Emerging Markets Fund. After the Reorganization is completed, the MF Emerging Markets Fund will be dissolved.

     You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Montgomery Funds, on behalf of the MF Emerging Markets Fund, nor the GVIT Acquiring Trust, on behalf of the GVIT Acquiring Fund, will seek to obtain a ruling from the IRS regarding the tax consequences of the Reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the Reorganization and were successful, neither of which is anticipated, the Reorganization could be treated, in whole or in part, as a taxable sale of assets of the MF Emerging Markets Fund, followed by the taxable liquidation thereof.

     It is not expected that the Reorganization will affect the tax-deferred nature of variable contracts. However, you should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Reorganization, because this discussion only relates to the federal income tax consequences.

     One requirement for a tax-free reorganization is that the GVIT Acquiring Fund continues either the Acquired Fund's historic business (the business continuity test) or uses a significant portion of the Acquired Fund's historic business assets in a business (the asset continuity test). In general, the Internal Revenue Service has permitted the sale of up to two-thirds of the securities acquired as part of a reorganization without violating the asset continuity test for tax purposes. Thus, while the GVIT Acquiring Fund expects to retain a significant portion of the securities it acquires in connection with the Reorganization and does not anticipate that sales involving significant amounts of securities will have to be made before or after the Reorganization to effect a realignment with the principal investment strategies and style of the applicable GVIT Acquiring Fund, the GVIT Acquiring Fund reserves the right to sell up to two-thirds of the Acquired Funds' portfolio securities. If the GVIT Acquiring Fund exercises such right, the GVIT Acquiring Fund will be subject to the additional costs associated with any such sales, including brokerage commissions that the Fund might not otherwise have incurred.

     Comparative Information on Shareholder Rights and Obligations

     While the Montgomery Funds and the GVIT Acquiring Trust are different entities, and, thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of the GVIT Acquiring Fund to be distributed to shareholders of the MF Emerging Markets Fund will generally have the same legal characteristics as the shares of the MF Emerging Markets Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

     The GVIT Acquiring Trust is organized as a Massachusetts business trust and is governed by an Amended Declaration of Trust. The Montgomery Funds is organized as a Delaware statutory trust and is governed by an Amended and Restated Declaration of Trust. Under its Amended Declaration of Trust, the GVIT Acquiring Trust has an unlimited number of authorized shares of beneficial interest without par value. The Montgomery Funds, pursuant to its Amended and Restated Declaration of Trust, has an unlimited number of authorized shares of beneficial interest with a par value of $0.01 per share. The Boards of the GVIT Acquiring Trust and the Montgomery Funds may, without shareholder approval, divide the authorized shares of the GVIT Acquiring Trust and the Montgomery Funds, respectively, into an unlimited number of separate portfolios or series ("series"). The Boards may also, without shareholder approval, divide the series into two or more classes of shares. GVIT Acquiring Trust currently offers 38 series, one of which is the GVIT Acquiring Fund. With respect to the GVIT Acquiring Fund, the GVIT Acquiring Trust offers two classes of shares (designated Class I and II shares).

     The Montgomery Funds currently offers one series of shares - the MF Emerging Markets Fund. The MF Emerging Markets Fund currently offers one class of shares which are undesignated.

     The GVIT Acquiring Trust and each series of the GVIT Acquiring Trust, including the GVIT Acquiring Fund, as well as the Montgomery Funds and the MF Emerging Markets Fund, will continue indefinitely until terminated.

     With respect to a series of shares of the GVIT Acquiring Trust and the Montgomery Funds, except as described below, shares of the same class have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each series or class of shares of the GVIT Acquiring Trust and the Montgomery Funds bears its own expenses related to its distribution of shares (and other expenses such as shareholder services). Generally, shares of the GVIT Acquiring Trust will be voted in the aggregate without differentiation between separate series or classes, except if: (1) a matter only affects certain series or classes, then only shares of such affected series or classes shall be voted in the aggregate; or (2) the Board determines that the matter should be voted on separately by individual series or classes.

     Shares of the Montgomery Funds vote separately by series and, where appropriate, by class. Thus, shareholders of each series and, within a series, of each class, shall have the right to vote for matters affecting the Montgomery Funds as if the series and, where appropriate, the class were separate companies. However, if the 1940 Act requires all shares of the Montgomery Funds to be voted in the aggregate without differentiation between the separate series or classes, then shareholders of the MF Emerging Markets Fund shall vote in the aggregate on a basis of one vote per one share multiplied by the per share net asset value as of the record date. Secondly, if any matter affects only the interests of some but not all series or some but not all classes within a series, then only the shareholders of such affected series or classes shall be entitled to vote on the matter.

     Shareholders of the GVIT Acquiring Fund are entitled to one vote for each share held and a proportional vote for each fractional share held. By contrast, shareholders of the MF Emerging Markets Fund are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. For example, shares of the MF Emerging Markets Fund with an NAV of $10 would be entitled to 10 votes. However, one Class II share of the GVIT Acquiring Fund with an NAV of $10 would be entitled to only one vote. As a result, shareholders of the MF Emerging Markets Fund would lose relative voting power as shareholders of the GVIT Acquiring Fund on matters voted upon by all funds of the GVIT Acquiring Trust as a group (e.g., the election of Trustees); however, they would not lose relative voting power on matters voted on by shareholders of the Fund alone (e.g., approval of an investment advisory agreement). In addition, shareholders as a group overall would lose voting power by becoming a part of the GVIT Acquiring Trust which is substantially larger in terms of assets and shares outstanding than the Montgomery Funds.

     Neither Massachusetts law nor Delaware law require the GVIT Acquiring Trust or the Montgomery Funds, respectively, to hold annual meetings of shareholders, and the GVIT Acquiring Trust and the Montgomery Funds will generally hold shareholder meetings only when specifically required by federal or state law or by their respective charters. The GVIT Acquiring Trust's Amended Bylaws provide that a special meeting of the shareholders shall be called by any Trustee upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares having voting rights. The governing documents of the Montgomery Funds do not have similar provisions.

     Like the MF Emerging Markets Fund, there are no preemptive rights in connection with shares of the GVIT Acquiring Fund. When issued, all shares will be fully paid and non-assessable. With respect to each series or portfolio, a shareholder of a specific class of shares will receive a pro rata share of all distributions arising from that series' assets attributable to that class. When redeeming shares, a shareholder is entitled to that portion of the series' net assets attributable to the specific class represented by the shares being redeemed.

     Capitalization

     The following table sets forth, as of December 31, 2002: (i) the capitalization of the GVIT Acquiring Fund; (ii) the audited capitalization of the MF Emerging Markets Fund; and (iii) the pro forma unaudited capitalization of the GVIT Acquiring Fund, as adjusted to give effect to the Reorganization. The capitalization of the GVIT Acquiring Fund is likely to be different from the pro forma combined capitalization if and when the Reorganization is actually consummated because of purchases and sales of MF Emerging Markets Fund shares and market action.

                                                                       GVIT Acquiring Fund
                                    GVIT Acquiring     MF Emerging          Pro Forma
                                         Fund         Markets Fund          Combined
                                    --------------   ---------------   -------------------
Net Assets ......................         $0         $ 75,320,978.02     $75,320,978.02
Net Asset Value Per Share .......         $0         $          6.51     $         6.51*
Shares Outstanding ..............          0          11,572,630.462      11,572,630.46

----------
* Based on the MF Emerging Markets Fund's shares' net asset value.

Information About the MF Emerging Markets Fund and the GVIT Acquiring Fund

     Further Information About the GVIT Acquiring Fund

     The GVIT Acquiring Fund may use the following additional principal investments and techniques in an effort to increase returns, protect assets, or diversify investments. The GVIT Acquiring Trust SAI contains additional information about the GVIT Acquiring Fund, including the GVIT Acquiring Fund's other investment techniques. To obtain a copy of the GVIT Acquiring Trust SAI, see "Additional Information - GVIT Acquiring Fund" below.

     For more information regarding the additional investments and techniques used by the MF Emerging Markets Fund, please see the section entitled "INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS - Portfolio Securities" in the MF Emerging Markets Fund SAI.

     Convertible Securities: In addition to investing in common stocks, the GVIT Acquiring Fund may invest in convertible securities - also known as convertibles
- including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because these instruments can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

     Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertibles' market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because these instruments pay income, which tends to be higher than common stock dividend yields.

     Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," higher-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

     Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but these securities are typically less secure than similar nonconvertible securities such as bonds (bondholders must be generally paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency or are not rated at all.

     Preferred Stock: Holders of preferred stock normally have the right to receive dividends at a fixed rate, but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends usually must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

     The decision for the Fund to invest in the preferred stock of a company rather than (or in addition to) its common stock is dictated by market conditions. For example, preferred stock may be considered a more or equally attractive investment in markets where the preferred stock may be purchased at the same or a lower price as the company's common stock. In addition, in some markets, preferred stock may be more liquid than common stock, enabling the Fund to sell the preferred stock more readily at the desired price while also incurring lower transaction costs (such as brokerage commissions).

     Depositary Receipts: The GVIT Acquiring Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs) (collectively, "depositary receipts"). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

Investment restrictions of the Acquired Fund and the GVIT Acquiring Fund

     The MF Emerging Markets Fund and the GVIT Acquiring Fund are subject to similar, but not identical, fundamental investment restrictions. Investment restrictions that are deemed fundamental may not be changed by the MF Emerging Markets Fund or the GVIT Acquiring Fund without the approval of the affirmative vote of the lesser of: (i) a majority of the outstanding shares of such Fund; or
(ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented, of the applicable Fund. Set forth below is a description of the differences between each Fund's fundamental investment policies or restrictions.

     Diversification. The MF Emerging Markets Fund and the GVIT Acquiring Fund are diversified funds and, therefore, subject to substantially similar investment restrictions in this respect. Specifically, each such Fund may not invest, with respect to 75% of its total assets, in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) if immediately after and as a result of such investment more than 5% of the total assets of a Fund would be invested in such issuer. In addition, each Fund may not hold more than 10% of the outstanding voting securities of an issuer.

     Lending. The MF Emerging Markets Fund and the GVIT Acquiring Fund are subject to similar fundamental investment restrictions concerning lending. Both Funds generally may not make loans, although each such Fund is permitted to lend its portfolio securities and to enter into repurchase agreements (which may be deemed to be loans).

The MF Emerging Markets Fund may also enter into reverse dollar roll transactions (which may be deemed to be loans). The MF Emerging Markets Fund may lend up to 10% of its total assets while the investment restriction for the GVIT Acquiring Fund does not provide for a specific percentage limitation, but instead provides that the GVIT Acquiring Fund may lend portfolio securities in accordance with its investment objective and policies. Also, certain instruments (such as debt securities or other debt instruments) are explicitly excluded from each such Fund's lending restriction. The GVIT Acquiring Fund has the additional authority to: i) make loans secured by mortgages on real property; ii) make time deposits with financial institutions and invest in instruments issued by financial institutions; and iii) enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

     Borrowing. The borrowing restrictions of the MF Emerging Markets Fund and the GVIT Acquiring Fund differ somewhat. The MF Emerging Markets Fund may not borrow money, except for temporary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made by the MF Emerging Markets Fund only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets. The GVIT Acquiring Fund may not borrow money, except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. As a non-fundamental policy, the GVIT Acquiring Funds will generally not make any additional investments while borrowings exceed 5% of the Fund's total assets.

     Senior Securities. The MF Emerging Markets Fund and the GVIT Acquiring Fund are subject to similar restrictions regarding senior securities. The MF Emerging Markets Fund may not issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit that Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions. The GVIT Acquiring Fund similarly may not issue senior securities, except that the Fund may enter into reverse repurchase agreements and may otherwise issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. As a non-fundamental policy, the GVIT Acquiring Fund will generally not make any additional investments while borrowings exceed 5% of the Fund's total assets.

     Real Estate. The MF Emerging Markets Fund and the GVIT Acquiring Fund are subject to similar fundamental investment restrictions and policies regarding real estate. Neither the MF Emerging Markets Fund nor the GVIT Acquiring Fund may invest directly in real estate. However, both the MF Emerging Markets Funds and the GVIT Acquiring Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts. As an operating policy, which may be changed without shareholder approval, the MF Emerging Markets Fund may invest only up to 10% of its total assets in real estate investment trusts. Additionally, the GVIT Acquiring Fund may acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby.

     Underwriting. The investment restrictions of the MF Emerging Markets Fund and the GVIT Acquiring Fund are similar regarding underwriting. The MF Emerging Markets Fund may not underwrite securities except in connection with permissible hedging activities and the GVIT Acquiring Fund may not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of portfolio securities.

     Commodities. The investment restrictions of the MF Emerging Markets Fund and the GVIT Acquiring Fund differ somewhat. The investment restriction of the MF Emerging Markets Fund provides that the MF Emerging Markets Fund generally may not purchase or sell commodities or commodity contracts. It may invest in futures contracts or options on futures contracts if the investments for bona fide hedging purposes or for other than bona fide hedging purposes if, as a result thereof, no more than 5% of that Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts. The GVIT Acquiring Fund may not purchase or sell commodities or commodity contracts except to the extent disclosed in the current Prospectus and SAI for the Fund.

     Other Restrictions. The MF Emerging Markets Fund, except as required in connection with permissible hedging activities, may not purchase securities on margin. (This does not preclude the MF Emerging Markets Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities or, from engaging in transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a senior security within the meaning of Section 18(f) of the 1940 Act).

     The MF Emerging Markets Fund also may not invest in securities of other investment companies, except to the extent permitted by the 1940 Act and as discussed in the MF Emerging Markets Fund SAI, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets. The GVIT Acquiring Fund has a similar policy relating to investment companies that is non-fundamental and, therefore, may be changed without shareholder approval.

     The MF Emerging Markets Fund has a fundamental policy not to mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions. The GVIT Acquiring Fund has a differing non-fundamental policy that the Fund may not pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.

     The MF Emerging Markets Fund has a fundamental investment restriction that the Fund may not buy or sell interests in oil, gas or mineral exploration or development leases and programs. However, the MF Emerging Markets Fund may invest in marketable securities of issuers engaged in such activities. The GVIT Acquiring Fund does not have a similar investment restriction.

Further Information About Operations

     Financial Highlights

     For financial highlights of the MF Emerging Markets Fund, please see the section of the MF Emerging Markets Fund Prospectus entitled "Financial Highlights." No financial highlights exist for the GVIT Acquiring Fund because the Fund was organized for the purpose of this Reorganization and has not yet commenced operations.

     Additional Information -- GVIT Acquiring Fund

     Additional information about the GVIT Acquiring Fund is included in the GVIT Acquiring Trust SAI and the SAI (relating to this Prospectus/Proxy Statement), which is incorporated herein by reference. A copy of the GVIT Acquiring Trust SAI and the SAI, each of which has been filed with the SEC, may be obtained upon request and without charge by contacting the GVIT Acquiring Trust at 1-800-848-0920 or by writing the GVIT Acquiring Trust at 1200 River Road, Conshohocken, PA 19428. The GVIT Acquiring Trust and the GVIT Acquiring Fund are subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act. In accordance with the 1934 and 1940 Acts, the GVIT Acquiring Trust and the GVIT Acquiring Fund file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the GVIT Acquiring Trust and the GVIT Acquiring Fund can be obtained by calling or writing the GVIT Acquiring Trust, and can also be inspected and copied (upon payment of any applicable fees) by the public at the public reference facilities maintained by the SEC in Washington, D.C. located at Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material can be obtained from the SEC through its Public Reference Room, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 at prescribed rates or from its Internet site at http://www.sec.gov. To request information regarding the GVIT Acquiring Trust and the GVIT Acquiring Fund, you may also send an e-mail to the SEC at publicinfo@sec.gov.

     This Prospectus/Proxy Statement, which is part of GVIT Acquiring Trust's Registration Statement on Form N-14 as filed with the SEC under the 1933 Act, omits certain of the information contained elsewhere in the Registration Statement. Please see the Registration Statement on Form N-14 and the exhibits thereto for further information with respect to the GVIT Acquiring Trust and the GVIT Acquiring Fund and the shares offered hereby. Statements in this Prospectus/Proxy Statement concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document, which has been filed with the SEC.

     Additional Information -- The MF Emerging Markets Fund

     Information about the MF Emerging Markets Fund is contained in the MF Emerging Markets Fund Prospectus, Annual Report to Shareholders, MF Emerging Markets Fund SAI, and the SAI relating to this Prospectus/Proxy Statement. Copies of such MF Emerging Markets Fund Prospectus, Annual Report and MF Emerging Markets Fund SAI, which have been filed with the SEC, may be obtained upon request and without charge from the Montgomery Funds by calling 1-800-572-FUND (3863), or by writing the Montgomery Funds at 101 California Street, San Francisco, California 94111. The Montgomery Funds and the MF Emerging Markets Fund are subject to the informational requirements of the 1934 Act and the 1940 Act and, in accordance therewith, file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Montgomery Funds and the MF Emerging Markets Fund can be obtained by calling or writing the Montgomery Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov. To request information regarding the Montgomery Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                       PROPOSALS 2 AND 3: APPROVAL OF NEW
                       ADVISORY AND SUBADVISORY AGREEMENTS
                          WITH GARTMORE GLOBAL AND GGP

General Information

     Introduction

     At the Meeting, shareholders of the MF Emerging Markets Fund will be asked to approve a new advisory agreement between Gartmore Global and the Montgomery Funds, on behalf of the MF Emerging Markets Fund (the "New Advisory Agreement"), and a new subadvisory agreement between Gartmore Global and GGP (the "New Subadvisory Agreement") (collectively, the "New Agreements"). On January 14, 2003, the Board of the Montgomery Funds voted to terminate the Previous Advisory Agreement. As discussed below, since the termination of the Previous Advisory Agreement on January 18, 2003, Gartmore Global and GGP have been providing advisory services to the MF Emerging Markets Fund under the terms of the Interim Advisory Agreement and Interim Subadvisory Agreement. Copies of the proposed New Advisory Agreement and the New Subadvisory Agreement are attached to this Prospectus/Proxy Statement as Exhibit B and Exhibit C, respectively.

     As a result of the Acquisition, Wells Capital assumed portfolio management of eleven investment portfolios of the Montgomery Family of Funds with the expectation that those series would be reorganized into comparable series of Wells Fargo Funds Trust upon receipt of shareholder approval at a shareholder meeting to be held in June of this year. In addition, because certain of MAM's investment professionals became employees of Wells Capital and the asset base under the management of MAM decreased considerably, MAM decided to no longer manage the MF Emerging Markets Fund and to eventually cease its operations.

     On January 14, 2003, the Board of the Montgomery Funds approved the Interim Advisory Agreement between the Montgomery Funds, on behalf of the MF Emerging Markets Fund, and Gartmore Global and the Interim Subadvisory Agreement between Gartmore Global and GGP. The Interim Advisory Agreement and the Interim Subadvisory Agreement (together, the "Interim Agreements") became effective on January 18, 2003.

     Pursuant to Rule 15a-4 under the 1940 Act, the Interim Agreements will terminate no later than June 16, 2003. Other than the term and effective dates, escrow provisions, and other terms as permitted or required by Rule 15a-4 the New Agreements are identical in form and terms to those of the Interim Agreements and the Previous Advisory Agreement.

     Interim Agreements

     To assure that the MF Emerging Markets Fund continued to be managed after the Acquisition and the termination of the Previous Advisory Agreement, the Board of the Montgomery Funds (including a majority of the Independent Trustees) approved the Interim Agreements for the MF Emerging Markets Fund pursuant to Rule 15a-4 under the 1940 Act at an in-person meeting of the Board of the Montgomery Funds held on January 14, 2003. As required by Rule 15a-4 and consistent with earlier representations made by Gartmore Global to the Board, the terms and conditions of the Interim Agreements are identical in all material respects to those of the Previous Advisory Agreement (including the rate of the investment advisory fee paid by the MF Emerging Markets Fund), except for the Interim Agreements' dates of effectiveness and termination, escrow provisions and other terms as permitted or required by Rule 15a-4.

     The Interim Agreements became effective on January 18, 2003 (the "Interim Agreement Effective Date"), and will terminate the earlier of 150 days from the Interim Agreement Effective Date or upon shareholder approval of the New Agreements. The Interim Agreements also provide that the Board of the Montgomery Funds, or a majority of the MF Emerging Markets Fund's "outstanding voting securities," as that term is defined in the 1940 Act, may terminate the Interim Agreements on 10 calendar days' written notice to Gartmore Global or GGP, as the case may be. Each Interim Agreement also terminates immediately in the event of its "assignment," as that term is defined in the 1940 Act.

     Pursuant to the terms of the Interim Agreements, the maximum amount of advisory fees payable by the MF Emerging Markets Fund during this interim period is identical to that which would have been payable to MAM under the Previous Advisory Agreement.

     In accordance with the provisions of Rule 15a-4, the compensation to be paid to Gartmore Global and GGP under the Interim Agreements is currently being held in an interest-bearing escrow account with Boston Safe Deposit and Trust Company, the escrow agent for the MF Emerging Markets Fund and the GVIT Acquiring Trust. The costs, if any, of maintaining such escrow account will be borne by GGI. The Interim Agreements also provide that, if the shareholders of the MF Emerging Markets Fund approve the New Advisory Agreement and the New Subadvisory Agreement no later than 150 days from the Interim Agreement Effective Date, Gartmore Global and GGP are entitled to the compensation held in the interest-bearing escrow account (including interest earned) with respect to the MF Emerging Markets Fund. If the shareholders of the MF Emerging Markets Fund do not approve the New Advisory Agreement or the New Subadvisory Agreement within that time period, the Interim Agreements provide that Gartmore Global or GGP, as the case may be, is entitled to be paid, out of the interest-bearing escrow account, the lesser of (1) the total amount held in the interest-bearing escrow account (plus interest earned on that amount) or (2) any costs incurred by Gartmore Global or GGP, as the case may be, in performing its duties under the applicable Interim Agreements prior to their termination (plus interest earned on the amount while in the interest-bearing escrow account). Such amount will be released to Gartmore Global and GGP, as appropriate, from the interest-bearing escrow account. Any excess monies held in the interest-bearing escrow account will be returned to the MF Emerging Markets Fund.

     New Advisory and Subadvisory Agreements

     At the March 5, 2003 Board meeting, the Board of the Montgomery Funds approved the New Advisory Agreement and the New Subadvisory Agreement. The New Agreements are identical in all material respects to the Interim Agreements (including the rate of investment advisory fee), except for the effective and termination dates and provisions regarding the escrow of fees. Specifically, each of the New Advisory Agreement and the New Subadvisory Agreement provides that the Agreement will become effective on the date the shareholders of the MF Emerging Markets Fund approve such Agreement. If shareholders of the MF Emerging Markets Fund approve the New Advisory Agreement and the New Subadvisory Agreement, they will remain in effect until the earlier of the second anniversary of such shareholder approval, or until the Closing Date of the Reorganization (currently anticipated to occur on or about June 23, 2003), unless otherwise terminated.

     As noted above and in accordance with Rule 15a-4 under the 1940 Act, shareholder approval of the New Agreements is necessary in order for Gartmore Global and GGP to receive the escrowed investment advisory fees. Approval of the New Advisory Agreement and the New Subadvisory Agreement would also permit Gartmore Global and GGP to continue to serve as the investment adviser and subadviser, respectively, to the MF Emerging Markets Fund after June 16, 2003 and through the Closing Date of the Reorganization of that Fund.

     Approval of New Agreements

     Gartmore Global, in conjunction with GGP as the subadviser, provides investment advisory services to certain international series of the GVIT Acquiring Trust. Gartmore

Global exclusively employs GGP as the subadviser and does not directly manage investments on its own, but only through GGP. Therefore, if shareholders of the MF Emerging Markets Fund do not approve Proposal 2 but approve Proposal 3, or do not approve Proposal 3 but approve Proposal 2, neither of the New Agreements will take effect. Shareholders of the MF Emerging Markets Fund must approve both the New Agreements in order for Gartmore Global and GGP to continue to serve as the investment adviser and subadviser, respectively, of the MF Emerging Markets Fund.

     If shareholders of the MF Emerging Markets Fund do not approve the New Agreements, the Board of the Montgomery Funds will take appropriate action with respect to the MF Emerging Markets Fund's investment advisory arrangements.

     Board Considerations

     In determining whether to approve the Interim Agreements and the New Agreements, the Board of the Montgomery Funds, including a majority of the Independent Trustees, based on information and representations provided by Gartmore Global and GGP, determined that the scope and quality of services to be provided under both the Interim Agreements and the New Agreements were at least equivalent to those provided under the Previous Advisory Agreement.

     The Board also considered the fact that there were no material differences between the terms and conditions of the Interim Agreements, the New Agreements and the Previous Advisory Agreement, other than the party to the contracts, the dates of effectiveness, and termination provisions and, with respect to the Interim Agreements, the escrow provisions and the other terms required or permitted by Rule 15a-4. The Board of the Montgomery Funds also considered both the Interim Agreements and New Agreements in and of themselves and as part of the Board's overall approval of the Plan.

     In addition, Gartmore Global is an indirect corporate subsidiary of Nationwide Corporation. The GVIT Acquiring Trust currently offers approximately 38 series, many of which are managed by Gartmore Global. Those 38 series represent a substantial asset base in comparison to the Montgomery Funds. Given the expertise of Gartmore Global and GGP, the Board of the Montgomery Funds determined that the proposed New Agreements would enable the MF Emerging Markets Fund shareholders to continue their individual investment programs without substantial disruption.

     The Montgomery Funds' Board considered various factors in reviewing this proposal on behalf of the MF Emerging Markets Fund shareholders. One such factor included the capability, resources, expertise and experience of Gartmore Global and GGP to serve as investment adviser and subadviser, respectively, before and after the proposed Reorganization.

     The Board also examined the success of the approach to global investing employed by Gartmore Global and GGP. The Board considered the relationship between Gartmore Global and GGP, specifically the combination of investment advisory services provided by both entities. The Board discussed the benefits of the adviser and subadviser approach and the fact that Gartmore Global exclusively employs GGP as the subadviser.

     The Board also reviewed Gartmore Global's and GGP's Form ADV filed with the SEC as well as other materials regarding Gartmore Global's and GGP's personnel, operations, financial condition, research capabilities, investment philosophy, method of managing portfolios, quantitative models and investment results. During their extensive review of the services to be provided by Gartmore Global and GGP, the Board considered and analyzed several factors. In particular, the Board considered Gartmore Global's and GGP's performance returns. The Board also noted Gartmore Global's and GGP's years of experience implementing a global investment strategy. The Board reviewed the quality and depth of Gartmore Global's and GGP's organization and investment professionals. The Board also considered the long-term continuity among GGP's staff and relationship with Gartmore Global. In considering the fees and expenses borne by the MF Emerging Markets Fund and the profitability of the relationship for Gartmore Global and GGP, the Board noted that the proposed investment advisory compensation was competitive with industry rates for advisers with similar strategies. The Board also considered Gartmore Global's and GGP's soft dollar practices, which appear to be in line with industry norms.

     Based upon the considerations set forth above, the Board of the Montgomery Funds has determined that the New Agreements are in the best interest of the MF Emerging Markets Fund and its shareholders. The Board believes that the MF Emerging Markets Fund will receive quality investment advisory services by employing Gartmore Global and GGP under the New Agreements. Finally, the services to be provided under the New Agreements are at least comparable to those that the MF Emerging Markets Fund received under the Previous Advisory Agreement, and for the same fees.

Comparison of the Previous Advisory Agreement and New Agreements

     Advisory Services

     The advisory services to be provided by Gartmore Global and GGP under the New Agreements are identical to those provided by MAM under the Previous Advisory Agreement. Under the Previous Advisory Agreement, MAM provided a continuous investment program for the MF Emerging Markets Fund, including investment research and management with respect to all securities, investments and cash equivalents in the Fund, subject to the supervision of the Montgomery Funds' Board. Under the Previous Advisory Agreement, MAM determined from time to time what securities and other investments were to be purchased, retained, or sold with respect to the MF Emerging Markets Fund and implemented such determinations through the placement of orders for the execution of portfolio transactions with or through brokers or dealers as selected by MAM. MAM provided the services under the Previous Advisory Agreement in accordance with the MF Emerging Markets Fund's investment objectives, policies, and restrictions, as stated in the current prospectus of the Montgomery Funds. Gartmore Global and GGP have the same obligations and duties under the New Agreements.

     Under both the Previous Advisory Agreement and New Agreements, the adviser
(i) maintains all books and records with respect to the securities transactions of the MF Emerging Markets Fund and furnishes the Board such periodic and special reports as the Board may request, and (ii) provides persons satisfactory to the Montgomery Funds' Board to act as officers and employees of the Montgomery Funds and the MF Emerging Markets Funds.

     Subadvisers

     The Previous Advisory Agreement and New Agreements provide that the adviser may from time to time employ or associate itself with such person or persons as the adviser believes necessary to the performance of its obligations under the applicable Agreement; provided, however, that the compensation of such person or persons shall be paid by the adviser.

     Fees

     The rate of investment advisory fees payable under the New Advisory Agreement by the MF Emerging Markets Fund is lower than the rate payable under the Previous Advisory Agreement. The rate of investment advisory fees payable under the Previous Advisory Agreement was 1.25% of the first $250 million of the MF Emerging Markets Fund's average daily net assets, plus 1.00% of the net assets over $250 million. The rate of investment advisory fees payable under the New Advisory Agreement, this fee will include the compensation paid to GGP by Gartmore Global for the subadvisory services GGP provides to MF Emerging Markets Fund.

     Pursuant to the terms of the New Subadvisory Agreement, the maximum amount of compensation payable to GGP by Gartmore Global is as follows:

          . 0.625% of the first $250 million of the MF Emerging Markets Fund's average daily net assets; plus

          .    0.50% of the net assets over $250 million.

     The rate of investment advisory fees payable under the New Subadvisory Agreement is the same as the rate for such fees payable under the Interim Subadvisory Agreement. In addition, both the Previous Advisory Agreement and New Agreements allow for the reduction of fees at the adviser's discretion.

     Payment of Expenses

     Under both the Previous Advisory Agreement and the New Agreements, the investment adviser pays all expenses incurred by it in connection with its activities under the relevant agreement, other than the cost of securities (including brokerage commissions, if any) purchased or sold for the MF Emerging Markets Fund.

     Brokerage

     Under the Previous Advisory Agreement, MAM agreed to place orders pursuant to its investment determinations for the MF Emerging Markets Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, MAM was to attempt to obtain prompt execution of orders in an effective manner at the most favorable price. In assessing the best execution available for any transaction, MAM was required to consider all factors it deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). Consistent with this obligation, MAM, in its discretion and to the extent permitted by law, purchased and sold portfolio securities to and from brokers and dealers who provided brokerage and research services (within the meaning of Section 28(e) of the 1934 Act) to or for the benefit of the MF Emerging Markets Fund and/or other accounts over which MAM exercised investment discretion. Subject to the review of the Board from time to time with respect to the extent and continuation of the policy, MAM was authorized to pay a broker or dealer who provided such brokerage and research services a commission for effecting a securities transaction for any of the MF Emerging Markets Fund that were in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, MAM determined in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of MAM with respect to the accounts as to which it exercised investment discretion.

     In executing portfolio transactions for the MF Emerging Markets Fund, MAM was permitted, but was not obligated to, to the extent permitted by applicable laws and regulations, to aggregate the securities to be sold or purchased with those of its other clients where such aggregation was not inconsistent with the policies set forth in the MF Emerging Markets Fund's registration statement. In such event, MAM was to allocate the securities so purchased or sold, and the expenses incurred in the transaction, pursuant to any applicable law or regulation and in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the MF Emerging Markets Fund and such other clients.

     The New Agreements contain identical provisions.

     Limitation of Liability

     The Previous Advisory Agreement provided that MAM shall not be liable for any error of judgment or mistake of law or for any loss suffered by the MF Emerging Markets Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Agreement.

     The New Agreements contain an identical provision.

     Continuance

     If shareholders of the MF Emerging Markets Fund approve the New Agreements, each will continue until two years from the date of its execution, unless earlier terminated. The New Agreements may be continued from year to year thereafter by a majority vote of the Board of the Montgomery Funds, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose, or by a vote of a majority of all votes attributable to the outstanding shares of the MF Emerging Markets Fund. Each New Agreement provides that, with respect to the MF Emerging Markets Fund, it will immediately terminate on the Closing Date of the Reorganization of the MF Emerging Markets Fund.

     Termination

     The Previous Advisory Agreement provided that it may be terminated as to the MF Emerging Markets Fund at any time on 60 days' written notice to the other party, without the payment of any penalty, by the MF Emerging Markets Fund (by vote of the Board or by vote of a majority of the outstanding voting securities of such Fund) or by MAM. The Previous Advisory Agreement also provided that it would immediately terminate in the event of its assignment.

     Each New Agreement contains identical termination provisions and, in addition, provides that it will immediately terminate on the Closing Date of the Reorganization of the MF Emerging Markets Fund.

     The Previous Advisory Agreement became effective July 31, 1997, and was amended and restated on August 30, 2002, the date most recently approved unanimously by the Trustees, including a majority of the Independent Trustees, with respect to the MF Emerging Markets Fund.

     Additional Information About Gartmore Global and GGP

     Gartmore Global is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

     Gartmore Global was organized in 1999 and manages mutual funds and other institutional accounts. As of December 31, 2002, Gartmore Global and its affiliates had approximately $30.3 billion in assets under management, of which $34 million was managed by Gartmore Global. In addition to the GVIT Acquiring Fund, Gartmore Global currently serves as investment adviser to two other series of investment companies that have investment objectives and strategies similar to the MF Emerging Markets Fund (as indicated below). The net assets and investment advisory fees as of December 31, 2002, for the two other investment companies are set forth in the following table:

------------------------------------------------------------------------------------
                Fund                  Net Assets   Advisory Fees*    Expense Limits
------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund   $21.9 mil.        1.15%       1.75% - Class I
                                                                    2.00% - Class II
------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund        $ 5.5 mil.        1.15%       1.55%
------------------------------------------------------------------------------------

*    Calculated as an annual percentage of a fund's average daily net assets.

     The following table sets forth the name, address and principal occupation of the principal executive officer of Gartmore Global and each of the Directors of Nationwide Corporation, Gartmore Global's managing unit holder. The address for the principal executive officer and each Trustee is 1200 River Road, Conshohocken, Pennsylvania 19428, unless otherwise noted. Each Director of Nationwide Corporation is located at One Nationwide Plaza, Columbus, Ohio 43215.

---------------------------------------------------------------------------------------------------------------
           Name                 Title                                Principal Occupation
---------------------------------------------------------------------------------------------------------------
Paul James Hondros    President and Chief      Director, President and Chief Executive Officer of Gartmore
                      Executive Officer of     Distribution Services, Inc., Gartmore Investor Services, Inc.,
                      Gartmore Global          Gartmore Morley Financial Services, Inc., GGI, and NorthPointe
                                               Capital, LLC. President and Chief Executive Officer of Gartmore
                                               Global, Gartmore-U.S., and GSA. Director and Chairman of GVIT
                                               Acquiring Trust and Gartmore Mutual Funds.
---------------------------------------------------------------------------------------------------------------
Lewis J. Alphin       Director of Nationwide   Farm Owner and Operator.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Galen R. Barnes       Director of Nationwide   Director of Scottsdale Insurance Company and GGI. Director and
                      Corporation              Chairman of the Board of ALLIED Property and Casualty Insurance
                                               Company. President and Chief Executive Officer of Nationwide
                                               Mutual Insurance Company, Nationwide Mutual Fire Insurance
                                               Company and Nationwide Property and Casualty Insurance Company.
                                               Executive Vice President of NFS, Nationwide Life Insurance
                                               Company and Nationwide Life and Annuity Insurance Company.
---------------------------------------------------------------------------------------------------------------
A.I. Bell             Director of Nationwide   Owner and Operator, Bell Farms.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Timothy J. Corcoran   Director of Nationwide   Partner, Corcoran Farms.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Yvonne M. Curl        Director of Nationwide   Vice President and Chief Marketing Officer, Avaya, Inc.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Kenneth D. Davis      Director of Nationwide   Farm Owner and Operator.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Keith W. Eckel        Director of Nationwide   Partner, Fred W. Eckel Sons, President Eckel Farms, Inc.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Willard J. Engel      Director of Nationwide   Partner and Operations Manager, Lyon-Main Partnership.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Fred C. Finney        Director of Nationwide   Owner and Operator, Moreland Fruit Farm, Operator, Melrose
                      Corporation              Orchard.
---------------------------------------------------------------------------------------------------------------
W. G. Jurgensen       Director of Nationwide   Chief Executive Officer and Director of Nationwide Mutual
                      Corporation              Insurance Company, NFS, Cal Farm Insurance Company, Farmland
                                               Mutual Insurance Company, Nationwide Mutual Fire Insurance
                                               Company and Nationwide Property and Casualty Insurance
                                               Company.  Chairman and Chief Executive Officer
                                               Nationwide General Insurance Company, Nationwide
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
           Name                 Title                                Principal Occupation
---------------------------------------------------------------------------------------------------------------
                                               Indemnity Company, GGI and Nationwide Investment Services
                                               Corporation. Chairman of NorthPointe Capital, LLC and Nationwide
                                               Securities, Inc.
---------------------------------------------------------------------------------------------------------------
David O. Miller       Director of Nationwide   President, Owen Potato Farm, Inc., Partner, Newark Properties
                      Corporation              LTD.
---------------------------------------------------------------------------------------------------------------
Lydia M. Marshall     Director of Nationwide   Chair and Chief Executive Officer, Versura, Inc.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Ralph M. Paige        Director of Nationwide   Executive Director, Federation of Southern Cooperatives/Land
                      Corporation              Assistance Fund
---------------------------------------------------------------------------------------------------------------
James F. Patterson    Director of Nationwide   President, Patterson Farms, Inc.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Arden L. Shisler      Director of Nationwide   Consultant, K&N Transport, Inc.
                      Corporation
---------------------------------------------------------------------------------------------------------------
Robert L. Stewart     Director of Nationwide   Owner and Operator, Sunnydale Farms and Mining
                      Corporation
---------------------------------------------------------------------------------------------------------------

     GGP is a global asset manager dedicated to servicing the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and Delaware general partnership as a joint venture between Gartmore Securities Limited and Gartmore US Limited, each a holding company. Gartmore US Limited is a wholly-owned subsidiary of Gartmore Global which is owned by Nationwide Corporation. As stated previously, Nationwide Mutual Fire Insurance Company and Nationwide Mutual Insurance Company together own all of the common stock of Nationwide Corporation.

     GGP was organized in 1995. In addition to the MF Emerging Markets Fund, GGP provides investment advisory services to two other series of investment companies that have investment objectives and strategies similar to the MF Emerging Markets Fund (as indicated below). The net assets and investment advisory fees as of December 31, 2002, for the two other investment companies are set forth in the following table:

------------------------------------------------------------------------------------
               Fund                   Net Assets   Advisory Fees*    Expense Limits
------------------------------------------------------------------------------------
Gartmore GVIT Emerging Markets Fund   $21.9 mil.        1.15%       1.75% - Class I
                                                                    2.00% - Class II
------------------------------------------------------------------------------------
Gartmore Emerging Markets Fund        $ 5.5 mil.        1.15%       1.55%
------------------------------------------------------------------------------------

*    Calculated as an annual percentage of a fund's average daily net assets.

     The following table sets forth the name, address and principal occupation of the principal executive officer and each of the Trustees of GGP. The address for each managing member is Gartmore House, 8 Fenchurch Place London UK EC3M4PH; except Donald Pepin who is located at 1200 River Road, Conshohocken, PA 19428.

---------------------------------------------------------------------------------------------------------
       Name                 Title                             Principal Occupation
---------------------------------------------------------------------------------------------------------
Peter C. Chambers    Management Committee   Executive Vice President - Global Chief Investment Officer
                     member                 Gartmore Global, Gartmore Mutual Fund Capital Trust, Gartmore
                                            SA Capital Trust and member of management committee for
                                            GGP and NorthPointe Capital. Head of Equities - Gartmore
                                            Investment Management plc.
---------------------------------------------------------------------------------------------------------
Stephen G. Watson    Management Committee   Chief Investment Officer, Gartmore Investment Management plc.
                     member
---------------------------------------------------------------------------------------------------------
Glyn Parry Jones     Management Committee   Chief Executive Officer - Gartmore Investment Management plc.
                     member
---------------------------------------------------------------------------------------------------------
Donald James Pepin   Management Committee   Senior Vice President - Gartmore SA Capital Trust, Gartmore
                     member                 Mutual Fund Capital Trust.
---------------------------------------------------------------------------------------------------------
Francis Davies       Management Committee   Head of Global Institutional - Gartmore Investment Management
                     member                 plc.
---------------------------------------------------------------------------------------------------------

                  THE BOARD OF TRUSTEES OF THE MONTGOMERY FUNDS
                 UNANIMOUSLY RECOMMENDS APPROVAL OF NEW ADVISORY
                    AGREEMENTS WITH GARTMORE GLOBAL AND GGP.

                               VOTING INFORMATION

General

     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of the Montgomery Funds of proxies for use at the Meeting to be held on Friday, June 13, 2003 at 10:00 a.m., Pacific time at the principal offices of the Montgomery Funds, 101 California Street, 35th Floor, San Francisco, California 94111, and at any adjournments thereof. GGI has agreed generally to pay all costs associated with the solicitation of proxies. Neither the MF Emerging Markets Fund nor the GVIT Acquiring Fund will pay the costs of the solicitation of proxies. GGI is located at 1200 River Road, Conshohocken, Pennsylvania 19428.

     Each share of the MF Emerging Markets Fund is entitled to vote on the basis of one vote per dollar of the net asset value of each share as of the Record Date. Any fractional share of the MF Emerging Markets Fund shall have proportionately the same voting rights as a whole share. Approval of each Proposal requires the affirmative vote of the lesser of (1) 67% or more of the votes attributable to the shares present at the Meeting, if the holders of more than 50% of the votes attributable to the shares entitled to be cast for the MF Emerging Markets Fund are present in person or by proxy, or (2) more than 50% of the votes attributable to the shares of the MF Emerging Markets Fund entitled to be cast at the Meeting.

Revocability of Proxy

     Montgomery Funds shareholders may revoke previously submitted proxies at any time prior to the Meeting by: (i) submitting to the Montgomery Funds a subsequently dated proxy ballot; (ii) delivering to the Montgomery Funds a written notice of revocation; or (iii) otherwise giving written notice of revocation at the Meeting. Variable contract owners may revoke previously submitted voting instructions given to the applicable insurance company at any time prior to the Meeting by notifying the insurance company in writing. In all cases, any action to revoke a proxy or voting instruction must be taken before the authority granted in the proxy ballot or voting instruction is exercised. If shares are held in an account at a brokerage firm or bank, the shareholder should contact such brokerage firm or bank to change his or her vote.

Quorum

     The presence in person or by proxy of the holders of record of shares issued and outstanding and entitled to vote representing 40% of the votes entitled to be cast on a Proposal constitutes a quorum for that Proposal. The MF Emerging Markets Fund must have a quorum present in person or by proxy to vote on a Proposal. Whether or not a quorum is present for a particular Proposal, a majority of the votes properly cast upon the question of adjournment may adjourn the Meeting with respect to that Proposal for a reasonable time after the date set for the original Meeting without further notice. If the adjournment requires setting a new record date or the adjournment is more than 60 days from the date set for the original Meeting (in which case the Board of Trustees will set a new record date), the Montgomery Funds will give notice of the adjourned meeting to the shareholders. Business may be conducted on a Proposal once a quorum is present as to that Proposal and may continue until adjournment of the Meeting.

Abstentions and Broker Non-Votes

     Abstentions shall be treated as votes present for purposes of determining whether a quorum exists. For purposes of determining whether a Proposal has been approved, abstentions will have the effect of a vote "against" the Proposal.

     The rules of the SEC require that the MF Emerging Markets Fund disclose in this Prospectus/Proxy Statement the effect of "broker non-votes." Broker non-votes are shares for which a broker holding such shares for a beneficial owner has not received instructions from the beneficial owner and may not exercise discretionary voting power with respect thereto. However, as described above, various life insurance companies, as the shareholders of record of all of the MF Emerging Markets Fund's shares, are required to vote shares attributable to variable contracts as to which no voting instructions are received in proportion (for, against or abstain) to those for which timely instructions are received by such insurance companies. Therefore, to the extent there are any, broker non-votes will be so voted by such insurance companies just as any other shares for which such insurance companies do not receive voting instructions.

Appraisal Rights

     Shareholders of the MF Emerging Markets Fund are not entitled to any "dissenters' rights" under Declaration of Trust of the Montgomery Funds or under the laws of the State of Delaware in connection with the Reorganization. Shareholders do, however, have the right to redeem the MF Emerging Markets Fund shares at net asset value until the business day immediately preceding the Closing Date. Thereafter, shareholders may redeem from the GVIT Acquiring Trust at net asset value the GVIT Acquiring Fund shares acquired by them in the Reorganization.

Record Date and Outstanding Shares

     The Board of the Montgomery Funds has fixed the close of business on March 20, 2003, as the record date for the determination of shareholders entitled to vote at the Meeting. Only shareholders of record as of the record date are entitled to vote on each Proposal. As of the record date, the MF Emerging
Markets Fund had issued and outstanding             shares.
                                        -----------

Interest of Certain Persons Involved in Reorganization

     To the best knowledge of the Montgomery Funds, the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of the MF Emerging Markets Fund:

                    -----------------------------------
                       Name & Address       % of Fund
                    -----------------------------------

                    -----------------------------------

     As of the record date, the Trustees and officers of the Montgomery Funds individually, and as a group, owned less than 1% of the outstanding shares of the MF Emerging Markets Fund.

     As of the record date, there were no issued and outstanding shares of any class of the GVIT Acquiring Fund because this Fund has been created specifically for purposes of the Reorganization and will not commence operations until completion of the Reorganization. However, it is anticipated that the same persons who, as shown above, own 5% or more of the MF Emerging Markets Fund, will own 5% or more of the GVIT Acquiring Fund immediately after the Reorganization.

Delivery of Prospectus / Proxy Statement

     The SEC has adopted rules that permit investment companies and intermediaries (e.g., brokers) to satisfy the delivery requirements for proxy statements with respect to two or more shareholders sharing the same address by delivering a single proxy statement addressed to those shareholders. This process, which is commonly referred to as

"householding," potentially means extra convenience for shareholders and cost savings for companies.

     If, at any time, you no longer wish to participate in "householding" and would prefer to receive a separate proxy statement and annual report, please [notify your broker, or] direct a written request to the Montgomery Funds at 101 California Street, San Francisco, CA 94111 or by telephone at 1-800-582-FUND
(3863). Shareholders who currently receive multiple copies of the proxy statement at their address and would like to request "householding" of their communications should contact their broker or the Montgomery Funds.

                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A    Form of Agreement and Plan of Reorganization

B Form of Investment Advisory Agreement between the Montgomery Funds and Gartmore Global Asset Management Trust

C Form of Subadvisory Agreement between the Gartmore Global Asset Management Trust and Gartmore Global Partners

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization (this "Agreement") is dated as of March 14, 2003, and is between The Montgomery Funds III, a Delaware statutory trust ("Montgomery III"), Gartmore Variable Insurance Trust, a Massachusetts business trust ("GVIT"), Gartmore Global Investments, Inc., a Delaware corporation ("GGI") (with respect to Sections 5, 11 and 12 and subsection 1(c)(i)(B) only), and Commerzbank AG, a banking corporation organized under the laws of the Federal Republic of Germany ("Commerzbank") (with respect to Section 5 only).

                             Background Information

     A. Montgomery III is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company of the management type and has issued and outstanding shares of beneficial interest, $0.01 par value, and without class designation, of the Montgomery Variable Series Emerging Markets Fund (the "Acquired Fund").

     B. GVIT is registered under the 1940 Act as an open-end investment company of the management type, and has authorized the issuance of Class I, II and III shares of beneficial interest, without par value, of the Gartmore GVIT Developing Markets Fund (the "Acquiring Fund").

     C. The Acquiring Fund currently is a shell series, without assets or liabilities, created for the purpose of acquiring the assets and certain liabilities of the Acquired Fund.

     D. The Acquired Fund plans to transfer all of its assets, and to assign all of its Stated Liabilities (as defined in Section 1(c)), to the Acquiring Fund, in exchange solely for Class I shares of beneficial interest, without par value, of the Acquiring Fund ("Acquiring Fund Shares"), which are voting securities, followed by the distribution of the Acquiring Fund Shares by the Acquired Fund to its shareholders in connection with the dissolution of the Acquired Fund, all upon the terms and provisions of this Agreement (together, the "Reorganization").

     E. The Acquired Fund has elected, and the Acquiring Fund intends to elect, to be a regulated investment company as described in Section 851 of the United States Internal Revenue Code of 1986, as amended (the "Code").

     F. This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a)(1) of the Code for the Acquired Fund and the Acquiring Fund.

     G. The Board of Trustees of Montgomery III has determined that the Reorganization is in the best interests of Montgomery III and the Acquired Fund and that the interests of the Acquired Fund's shareholders will not be diluted as a result thereof.

     H. The Board of Trustees of GVIT has determined that the Reorganization is in the best interests of GVIT and the Acquiring Fund and that the interests of the Acquiring Fund's shareholders will not be diluted as a result thereof.

                             Statement of Agreement

     In consideration of the mutual promises herein contained, the parties to this Agreement hereby covenant and agree as follows:

1. Plan of Reorganization

          (a) Sale of Assets. Subject to the prior approval of shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the condition that the Acquired Fund shall distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(h) herein), Montgomery III and the Acquired Fund agree to assign, convey, transfer and deliver to GVIT and the Acquiring Fund, and GVIT and the Acquiring Fund agree to acquire from Montgomery III and the Acquired Fund on the Exchange Date (as defined below), all of the Investments (as defined below), cash and other assets of the Acquired Fund (collectively, "Assets"), in exchange for that number of full and fractional Acquiring Fund Shares having an aggregate net asset value equal to the value of all Assets of the Acquired Fund transferred to the Acquiring Fund, as provided in Section 4, less the liabilities of the Acquired Fund to be assumed by the Acquiring Fund as described below.

          (b) Assets Acquired. The Assets to be acquired by the Acquiring Fund from Montgomery III, on behalf of the Acquired Fund, shall consist of all of the Acquired Fund's property, including, without limitation, all Investments (as defined below), cash and dividends or interest receivables which are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, as of the Valuation Time described in Section 4. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the statements of assets and liabilities at December 31, 2002 referred to in
     Section 2(c) hereof, as supplemented with such changes as Montgomery III, on behalf of the Acquired Fund, shall make after December 31, 2002 only in the ordinary course of its business.

          (c) Liabilities Assumed. Prior to the Exchange Date, Montgomery III will discharge or cause to be discharged, or make provision for the payment of, all of the Acquired Fund's known liabilities, obligations and unreconciled differences. The Acquiring Fund shall assume (and the Acquired Fund shall thereupon be relieved of) (i) those liabilities, expenses, costs and charges of the Acquired Fund reflected in the unaudited statements of assets and liabilities of the Acquired Fund as of the Valuation Time, prepared by or on behalf of Montgomery III and the Acquired Fund as of the Valuation Time (A) in accordance with generally accepted accounting principles consistently applied from and after December 31, 2002, and (B) pursuant to an "agreed upon procedures" audit to be conducted by PricewaterhouseCoopers LLP ("PWC") and paid for by GGI as of the Valuation Time in accordance with generally accepted accounting principles consistently applied, such audit to include an independent valuation by PWC of all Acquired Fund assets; and (ii) normal and reasonable operating expenses, costs and charges unknown at the Valuation Time, but excluding, without limitation, liabilities, expenses, costs and charges involving or relating to any legal, administrative or other enforcement proceedings as well as other extraordinary items ((i) and (ii) collectively referred to hereafter as the "Stated Liabilities").

          (d) Liquidation and Dissolution. Upon consummation of the transactions described in Sections 1(a), 1(b) and 1(c) above, the Acquired Fund shall distribute to its shareholders of record as of the Exchange Date the Acquiring Fund Shares received by it, each Acquired Fund shareholder of record thereof being entitled to receive that number of Acquiring Fund Shares equal in aggregate value to the value of the shares of beneficial interest, $0.01 par value, of the Acquired Fund shares held by such shareholder on such date. Montgomery III shall take such further action as may be required, necessary or appropriate under Montgomery III's Declaration of Trust, Delaware law and the Code to effect the complete liquidation and dissolution of the Acquired Fund. Montgomery III, through its administrator, will fulfill all of its reporting and filing requirements under the 1940 Act, that arise both before and after the Exchange Date, including without limitation filing final tax returns and a final Form N-SAR, on behalf of the Acquired Fund.

2. Representations, Warranties and Agreements of Montgomery III. Montgomery III represents and warrants to and agrees with GVIT and the Acquiring Fund that:

          (a) Montgomery III is a statutory trust validly existing and in good standing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Acquired Fund is a legally designated, separate series of Montgomery III.

          (b) Montgomery III is registered under the 1940 Act as an open-end investment company of the management type, and such registration has not been revoked or rescinded and is in full force and effect. Montgomery III has elected to qualify and has qualified the Acquired Fund as a regulated investment company under Part I of Subchapter M of the Code as of and since the Acquired Fund's first taxable year, and the Acquired Fund is qualified and intends to continue to qualify as a regulated investment company for its current taxable year and for its taxable period ending upon its liquidation.

          (c) The statements of assets and liabilities, including the statements of investments as of December 31, 2002, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended, for the Acquired Fund, such statements having been audited by PWC, independent auditors of Montgomery III, have been furnished to GVIT. Such statements of assets and liabilities fairly present the financial position of the Acquired Fund as of such dates and such statements of operations and changes in net assets fairly reflect the results of operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles, and there are no known material liabilities of the Acquired Fund as of such dates which are not disclosed therein.

          (d) The prospectus of the Acquired Fund dated April 30, 2002 and its related Statement of Additional Information dated April 30, 2002, each as amended to date and as hereafter may be amended from time to time (together, the "Montgomery III Prospectus"), in the form filed by or on behalf of Montgomery III under the Securities Act of 1933, as amended (the "1933 Act"), with the U.S. Securities and Exchange Commission (the "Commission") and previously furnished to GVIT, did not as of their date, do not as of the date hereof, and will not as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (e) Except as may have been previously disclosed in writing to GVIT, there are no material legal, administrative or other proceedings pending or, to the knowledge of Montgomery III, threatened against Montgomery III or the Acquired Fund. Montgomery III knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated by this Agreement.

          (f) There are no material contracts outstanding to which Montgomery III, on behalf of the Acquired Fund, is a party, other than as disclosed in the Montgomery III Prospectus or to GVIT in writing, and there are no such contracts or commitments (other than this Agreement) which will be terminated with liability to Montgomery III or the Acquired Fund on or prior to the Exchange Date.

          (g) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown as belonging to them on the statements of assets and liabilities at December 31, 2002, and those incurred since that date in the ordinary course of Montgomery III's business as an investment company and of a similar nature to and consistent with those shown on such statements of assets and liabilities at December 31, 2002. The Acquired Fund has not incurred, and will not incur, any liability of a material nature, contingent or otherwise, other than those incurred in the ordinary course of Montgomery III's business as an investment company and of a similar nature to and consistent with those shown on such statements of assets and liabilities at December 31, 2002, from and after December 31, 2002, and through the Exchange Date, without the prior express written consent of GVIT.

          (h) The Investments include, and as of the Exchange Date will include, only those securities or investments described in the Montgomery III Prospectus and that are consistent with, and as of the Exchange Date will be consistent with, the investment objective, policies and restrictions of the Acquired Fund in all material respects.

          (i) Montgomery III and the Acquired Fund have filed or will file all federal, state and local tax returns which, to the knowledge of Montgomery III's officers, are required to be filed by Montgomery III and the Acquired Fund and have paid or will pay all federal, state and local taxes shown to be due on said returns or on any assessments received by Montgomery III or the Acquired Fund. All tax liabilities of Montgomery III and the Acquired Fund have been adequately provided for on their books, and no tax deficiency or liability of Montgomery III or the Acquired Fund has been asserted, and no question with respect thereto has been raised, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

          (j) As of both the Valuation Time and the Exchange Date and except for shareholder approval and otherwise as described in Section 2(l), Montgomery III and the Acquired Fund will have full right, power and authority to assign, transfer and deliver the Investments and any other of the Assets to be transferred to GVIT and the Acquiring Fund pursuant to this Agreement. On the Exchange Date, subject only to the delivery of the Investments and any such other Assets and the assumption of Stated Liabilities as contemplated by this Agreement, GVIT and the Acquiring Fund will acquire the Investments and any such other Assets subject to no encumbrances, liens or security interests in favor of any third party creditor of Montgomery III or the Acquired Fund and, except as described in Section 2(k), without any restrictions upon the transfer thereof.

          (k) No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of Montgomery III or GVIT, except as previously disclosed to GVIT by Montgomery III prior to the date hereof.

          (l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by Montgomery III or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, state securities or Blue Sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico) or state laws applicable to business or statutory trusts.

          (m) The registration statement (the "N-14 Registration Statement") to be filed with the Commission by GVIT on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and the proxy statement of Montgomery III included therein (the "Proxy Statement"), on the effective date of the N-14 Registration Statement and insofar as they relate to Montgomery III and the Acquired Fund, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 6 below and on the Exchange Date, the prospectus contained in the N-14 Registration Statement of which the Proxy Statement is a part, as amended or supplemented by any amendments or supplements filed with the Commission by GVIT (together, the "N-14 Prospectus"), insofar as it relates to Montgomery III and the Acquired Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (n) Montgomery III is aware of no information that would indicate that
     (i) the Acquired Fund has, or has ever had, any shareholder that is not a segregated asset account within the meaning of Section 1.817-5(f)(2)(i)(A) of the regulations under the Code, or any entity referred to in (and holding its shares in compliance with the terms of) Section 1.817-5(f)(3)(i), (ii) or (iii) of such regulations; (ii) any public investor is participating or has ever participated in the Acquired Fund through such a segregated asset account other than through purchase of a variable contract within the meaning of Section 1.817-5(f)(2)(i)(B) of such regulations; and (iii) the Acquired Fund satisfies, and at all times during its existence has satisfied, the percentage diversification tests contained in Section 1.817-5(b)(1)(i) and (ii) of such regulations.

3. Representations, Warranties and Agreements of GVIT. GVIT represents and warrants to and agrees with Montgomery III and the Acquired Fund that:

          (a) GVIT is a business trust validly existing under the laws of the Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out its obligations under this Agreement. The Acquiring Fund is a legally designated, separate series of GVIT.

          (b) GVIT is registered under the 1940 Act as an open-end investment company of the management type, and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund expects to qualify as a regulated investment company under Part I of Subchapter M of the Code.

          (c) The Acquiring Fund will have no assets or liabilities as of the Valuation Time.

          (d) The prospectus of the Acquiring Fund is expected to be dated as of a date in April 2003, and the related Statement of Additional Information to be dated as of such date in the form to be filed by or on behalf of GVIT with the Commission (together, the "Acquiring Fund Prospectus"), will be furnished to Montgomery III promptly upon the completion thereof and will not as of their date or as of the Exchange Date contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

          (e) Except as may have been previously disclosed to Montgomery III, there are no material legal, administrative or other proceedings pending or, to the knowledge of GVIT, threatened against GVIT or the Acquiring Fund. GVIT knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated by this Agreement.

          (f) There are no material contracts outstanding to which GVIT, on behalf of the Acquiring Fund, is a party, other than as disclosed in the Acquiring Fund Prospectus or to Montgomery III in writing.

          (g) No consent, approval, authorization or order of any governmental authority is required for the consummation by GVIT or the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or state laws applicable to business trusts.

          (h) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 3(g), GVIT and the Acquiring Fund will have full right, power and authority to acquire the Investments and any other Assets of the Acquired Fund and to assume the Stated Liabilities to be transferred to the Acquiring Fund pursuant to this Agreement.

          (i) The N-14 Registration Statement, the N-14 Prospectus and the Proxy Statement, on the effective date of the N-14 Registration Statement and insofar as they relate to GVIT and the Acquiring Fund: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders' meeting referred to in Section 6 and on the Exchange Date, the N-14 Prospectus and the Proxy Statement, insofar as they relate to GVIT and the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement made in reasonable reliance upon and in conformity with information furnished by Montgomery III or the Acquired Fund to GVIT for use in the N-14 Registration Statement, the N-14 Prospectus or the Proxy Statement.

          (j) GVIT has no plan or intention to issue additional shares of the Acquiring Fund following the Reorganization except for shares issued in the ordinary course of GVIT's business as an open-end investment company, nor does GVIT have any plan or intention to redeem or otherwise reacquire any of the Acquiring Fund Shares issued to Acquired Fund shareholders pursuant to the Reorganization, other than through redemptions arising in the ordinary course of that business. GVIT will actively continue the Acquired Fund's business in the same manner that the Acquired Fund conducted it immediately before the Reorganization, and GVIT has no plan or intention to sell or otherwise dispose of a substantial portion of the Investments to be acquired by the Acquiring Fund in the Reorganization, except for dispositions made in the ordinary course of its business and dispositions necessary to maintain the status of the Acquiring Fund as a regulated investment company under Subchapter M of the Code.

          (k) The Acquiring Fund Shares to be issued by GVIT have been duly authorized and, when issued and delivered by GVIT to Montgomery III pursuant to this Agreement and in accordance with the N-14 Registration Statement, will be legally and validly issued by GVIT and will be fully paid and nonassessable and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. There are no outstanding options, warrants or other rights to subscribe for or purchase the Acquiring Fund Shares, nor are there securities convertible into Acquiring Fund Shares.

          (l) The issuance of Acquiring Fund Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws, including the 1933 Act.

4. Exchange Date; Valuation Time. On the Exchange Date (as defined below), GVIT will deliver to Montgomery III a number of corresponding Acquiring Fund Shares having an aggregate net asset value equal to the value of the Assets of the Acquired Fund acquired by the Acquiring Fund, less the value of the Stated Liabilities of the Acquired Fund assumed, determined as hereafter provided in this Section 4.

          (a) Delivery of the Assets of the Acquired Fund to be transferred, assumption of the Stated Liabilities of the Acquired Fund to be assumed hereunder, and the delivery of Acquiring Fund Shares to be issued shall be made at the offices of GVIT, at 9:00 A.M. on June 23, 2003, or at such other time, date, and location agreed to by Montgomery III and GVIT, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

          (b) The Assets of the Acquired Fund, less the Stated Liabilities to be assumed hereunder, will be computed as of the Valuation Time, using the valuation procedures set forth in the Montgomery III Prospectus.

          (c) The net asset value of each of the Acquiring Fund Shares will be equal to the net asset value per share of the Acquired Fund, determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Acquiring Fund prospectus. The Valuation Time shall be 4:00 P.M., Eastern time, on June 20, 2003, or such earlier or later day and time as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time"). In the event that at the Valuation Time either: (i) the New York Stock Exchange ("NYSE") or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (ii) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

          (d) The Acquiring Fund shall issue its Acquiring Fund Shares to Montgomery III on a share deposit receipt registered in the name of Montgomery III. Montgomery III shall distribute in liquidation the Acquiring Fund Shares received by it hereunder pro rata to the shareholders of the Acquired Fund by redelivering such share deposit receipt to GVIT's transfer agent, which will as soon as practicable make such modifications to the accounts for each former Acquired Fund shareholder as may be necessary and appropriate. On the Exchange Date, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

          (e) The Acquiring Fund shall assume all Stated Liabilities of the Acquired Fund, in connection with the acquisition of Assets except that recourse for assumed Stated Liabilities related to the Acquired Fund shall be limited to the Acquiring Fund. Other than the Stated Liabilities, neither GVIT nor the Acquiring Fund shall assume any other liabilities of Montgomery III or the Acquired Fund, whether accrued or contingent in connection with the acquisition of Assets and subsequent dissolution of the Acquired Fund or Montgomery III or otherwise.

5.   Expenses, Fees, etc.

          (a) Except as set forth below, each of Montgomery III and GVIT shall be responsible for its respective fees and expenses of the Reorganization. Notwithstanding the foregoing, GGI, an affiliate of the investment adviser of the Acquiring Fund, will be responsible for all of Montgomery III's and GVIT's fees, costs and expenses relating to the Reorganization, including, but not limited to, the N-14 Registration Statement, all of Montgomery III's proxy solicitation costs (including the costs of preparing, printing and mailing proxy materials, the Special Shareholders Meeting, preparing this Agreement and associated legal fees), consultants retained by the Board of Trustees of Montgomery III to assist the Board in evaluating the terms of the Reorganization, and any and all special meetings of the Board of Trustees of Montgomery III as such meetings relate to the Reorganization and the Acquired Fund, including, but not limited to, special meetings held on December 16, 2002, January 14, 2003, February 11, 2003, February 19, 2003 and March 5, 2003 (collectively, the "Reorganization Expenses"), and
     (ii) the cost of run-off errors and omission insurance for the Trustees and officers of Montgomery III (limited only to matters related to the Acquired Fund and in a form reasonably acceptable to Montgomery III and as described in Section 11 hereto).

          (b) Each of Montgomery III, GVIT, GGI and Commerzbank agrees to use its commercially reasonable best efforts to complete the Reorganization. This agreement notwithstanding:

               (i) Should either Montgomery III or GVIT, in good faith, choose for commercially reasonable reasons to abandon the Reorganization prior to its completion, or if such Reorganization cannot be completed other than for a reason set forth in (ii), (iii), or (iv) below (the "Abandoned Reorganization"), then the aggregate Reorganization Expenses shall be paid equally by each of GGI and Commerzbank.

               (ii) Should GVIT (or GGI, as the case may be) breach or cause to be breached a material provision of this Agreement resulting in a failure to complete the Reorganization, then GGI will bear 100% of the Reorganization Expenses.

               (iii) Should Montgomery III breach or cause to be breached a material provision of this Agreement resulting in a failure to complete the Reorganization, then Commerzbank will bear 100% of the Reorganization Expenses.

               (iv) Should the Reorganization not receive the requisite vote of shareholders to approve the Reorganization, then GGI will bear 100% of the Reorganization Expenses.

          (c) In no event will GGI or GVIT be responsible for or pay for any fees, expenses or costs associated with terminating any contracts to which Montgomery III or the Acquired Fund is a party.

6.   Special Meeting of Shareholders; Dissolution

          (a) Montgomery III agrees to call a special meeting of shareholders of the Acquired Fund as soon as is practicable for the purpose of considering the transfer of all of the Assets, subject to Stated Liabilities, of the Acquired Fund to the Acquiring Fund as herein provided, authorizing and approving this Agreement, and authorizing and approving the liquidation and dissolution of the Acquired Fund, and it shall be a condition to the obligations of each of the parties hereto that the holders of shares of beneficial interest, $0.01 par value, of the Acquired Fund shall have approved this Agreement, and the transactions contemplated herein, including the liquidation and dissolution of the Acquired Fund, in the manner required by law and Montgomery III's Declaration of Trust at such a meeting on or before the Valuation Time. Certified copies of the resolutions evidencing such approval shall be promptly delivered to GVIT after such special meeting.

          (b) Montgomery III agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in Montgomery III's Declaration of Trust and in accordance with applicable law, and that it will not make any distribution of any Acquiring Fund Shares to the shareholders of the Acquired Fund without first paying or adequately providing for the payment of all of the Acquired Fund's known debts, obligations and liabilities.

          (c) Each of Montgomery III and GVIT will cooperate with the other and will use its reasonable best efforts to complete and file the N-14 Registration Statement and otherwise to consummate the Reorganization, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the N-14 Registration Statement, including the N-14 Prospectus and the Proxy Statement included therein.

7. Conditions of Montgomery III's Obligations. The obligations of Montgomery III hereunder shall be subject to the following conditions:

          (a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of the Acquired Fund, shall have been approved by the Board of Trustees of GVIT and the shareholders of the Acquired Fund in the manner required by law.

          (b) As of the Valuation Time and as of the Exchange Date, all representations and warranties of GVIT made in this Agreement are true and correct in all material respects as if made at and as of such dates, GVIT and the Acquiring Fund have complied with all of the agreements and satisfied all of the conditions on their part to be performed or satisfied at or prior to each of such dates, and GVIT shall have furnished to Montgomery III a statement, dated the Exchange Date, signed by GVIT's Secretary and Treasurer (or other financial officer) certifying satisfaction of this condition 7(b) as of such dates.

          (c) There shall not be any material litigation or administrative proceeding pending or overtly threatened with respect to the matters contemplated by this Agreement.

          (d) Montgomery III shall have received an opinion of Stradley Ronon Stevens & Young LLP in form reasonably satisfactory to Montgomery III, and dated the Exchange Date, to the effect that (i) GVIT is a business trust validly existing under the laws of the Commonwealth of Massachusetts, (ii) the Acquiring Fund is a legally designated, separate series of GVIT, (iii) GVIT is registered as an open-end management investment company under the 1940 Act, and, to the knowledge of such counsel, GVIT's registration with the Commission as an investment company is in full force and effect, (iv) the Acquiring Fund Shares to be delivered to Montgomery III as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by GVIT and no shareholder of GVIT has any preemptive right to subscription or purchase in respect thereof, (v) this Agreement has been duly authorized, executed and delivered by GVIT, and assuming due authorization, execution and delivery of this Agreement by Montgomery III, is a valid and binding obligation of GVIT, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (vi) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate GVIT's Amended Declaration of Trust or its By-Laws or any provision of any agreement known to such counsel to which GVIT or the Acquiring Fund is a party or by which it is bound, (vii) the N-14 Registration Statement has been declared effective by the Commission and, to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by GVIT or the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or Blue Sky laws, or as may be required under state laws applicable to business trusts, (viii) in the ordinary course of such counsel's representation of GVIT and the Acquiring Fund, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to the Acquiring Fund) existing on or before the date(s) of mailing of the Proxy Statement or the Exchange Date, which are required to be described in the Proxy Statement or to be filed as an exhibit thereto that are not described or filed as required, (ix) in the ordinary course of such counsel's representation of GVIT and the Acquiring Fund, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation before any court or governmental body that is presently pending or threatened as to the Acquiring Fund or any of its properties or assets, and to the knowledge of such counsel, GVIT and the Acquiring Fund are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects GVIT's and the Acquiring Fund's business, and (x) based on a review of the N-14 Prospectus and Proxy Statement (including any supplement or amendments thereto) in the form then most recently filed with the Commission and without making any other investigation, such counsel is not aware that those documents, as they relate to GVIT and the Acquiring Fund, contain any untrue statement of a material fact or omit to state a material fact required to be started therein or necessary to make the statements therein not misleading. In rendering such opinion Stradley Ronon Stevens & Young LLP may incorporate certain reasonable and customary exclusions and limitations and may rely on certain reasonable assumptions and certifications of fact received from GVIT and its officers.

          (e) Montgomery III shall have received an opinion of Stradley Ronon Stevens & Young LLP addressed to Montgomery III and GVIT and in a form reasonably satisfactory to Montgomery III dated the Exchange Date, with respect to the matters specified in Section 8(e) of this Agreement. In rendering such opinion Stradley Ronon Stevens & Young LLP may rely on certain reasonable assumptions and certifications of fact received from GVIT and Montgomery III.

          (f) All necessary proceedings taken by GVIT in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to Montgomery III, Paul, Hasting, Janofsky & Walker LLP and Stradley Ronon Stevens & Young LLP.

          (g) The N-14 Registration Statement shall have become effective under the 1933 Act and any applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Montgomery III, contemplated by the Commission or any state regulatory authority.

          (h) GVIT and Montgomery III shall have received from the Commission or other parties all required consents, orders and permits with respect to the Reorganization.

          (i) As of the Exchange Date, there shall have been no material change in the investment objective, policies and restrictions of the Acquiring Fund or any material change in the investment management fees, other fees payable for services provided to the Acquiring Fund, or any fee waiver or expense reimbursement undertakings of the Acquiring Fund from those objectives, policies, restrictions, fee amounts and undertakings of the Acquiring Fund described in the Proxy Statement.

          (j) As of the Exchange Date, GVIT's fidelity bond for the Acquiring Fund shall meet all applicable requirements under the 1940 Act based on the level of the Acquiring Fund's assets immediately after the Exchange Date.

          (k) GVIT shall have executed and delivered to Montgomery III an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the Stated Liabilities of the Acquired Fund as described in Section 1(c) hereof in connection with the transactions contemplated by this Agreement; provided that recourse for Stated Liabilities relating to the Acquired Fund shall be limited to the Acquiring Fund.

          (l) Montgomery III shall have received a memorandum addressed to Montgomery III and GVIT, in form and substance reasonably satisfactory to them, prepared by BISYS Fund Services, Inc. concerning compliance with each relevant state's securities laws in connection with GVIT's issuance of the Acquiring Fund Shares.

          (m) GGI has procured for the Trustees and officers of Montgomery III the insurance coverage as described in Sections 5 and 11 of this Agreement.

          (n) GGI shall have, pursuant to Section 5 of this Agreement, paid or reimbursed Montgomery III for all Reorganization Expenses reasonably incurred by Montgomery III and that have been promptly submitted to GGI a reasonable period of time prior to the Exchange Date.

8. Conditions of GVIT's Obligations. The obligations of GVIT and the Acquiring Fund hereunder shall be subject to the following conditions:

          (a) This Agreement shall have been authorized and the transactions contemplated hereby, including the liquidation and dissolution of the Acquired Fund, shall have been approved by the Board of Trustees of Montgomery III and shareholders of the Acquired Fund in the manner required by law.

          (b) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Montgomery III made in this Agreement are true and correct in all material respects as if made at and as of such dates, Montgomery III and the Acquired Fund have complied with all the agreements and satisfied all the conditions on their part to be performed or satisfied at or prior to each of such dates, and Montgomery III shall have furnished to GVIT a statement, dated the Exchange Date, signed by Montgomery III's Chairman and Treasurer (or other financial officer) certifying satisfaction of this condition 8(b) as of such dates.

          (c) There shall not be any material litigation or administrative proceeding pending or overtly threatened with respect to the matters contemplated by this Agreement.

          (d) GVIT shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP, in form reasonably satisfactory to GVIT and dated the Exchange Date, to the effect that (i) Montgomery III is a statutory trust validly existing and in good standing under the laws of the State of Delaware, (ii) the Acquired Fund is a legally designated, separate series of Montgomery III, (iii) Montgomery III is registered as an open-end management investment company under the 1940 Act, and, to the knowledge of such counsel, Montgomery III's registration with the Commission as an investment company is in full force and effect, (iv) this Agreement has been duly authorized, executed and delivered by Montgomery III and, assuming due authorization, execution and delivery of this Agreement by GVIT, is a valid and binding obligation of Montgomery III, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors' rights generally and other equitable principles, (v) Montgomery III has power to assign, convey, transfer and deliver the Investments and other Assets contemplated hereby, (vi) the execution and delivery of this Agreement did not and the consummation of the transactions contemplated hereby will not, violate Montgomery III's Declaration of Trust or By-Laws, as amended, or any provision of any agreement known to such counsel to which Montgomery III is a party or by which it is bound, (vii) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Montgomery III of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or Blue Sky laws or state laws applicable to business or statutory trusts, (viii) in the ordinary course of such counsel's representation of Montgomery III and the Acquired Fund, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to the Acquired Fund) existing on or before the date(s) of mailing of the Proxy Statement or the Exchange Date, which are required to be described in the Proxy Statement or to be filed as an exhibit thereto that are not described or filed as required, (ix) in the ordinary course of such counsel's representation of Montgomery III and the Acquired Fund, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation before any court or governmental body that is presently pending or threatened as to Montgomery III or the Acquired Fund or any of its properties or assets, and to the knowledge of such counsel, Montgomery III and the Acquired Fund are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects Montgomery III's and the Acquired Fund's business, and (x) based on a review of the N-14 Prospectus and Proxy Statement (including any supplement or amendments thereto) in the form then most recently filed with the Commission and without making any other investigation, such counsel is not aware that those documents, as they related to Montgomery III and the Acquired Fund, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. In rendering such opinion, Paul, Hastings, Janofsky & Walker LLP may incorporate certain reasonable and customary exclusions and limitations and may rely upon certain reasonable and customary assumptions and certifications of fact received from Montgomery III and its officers, and such opinion shall be limited to matters of federal and California law and the statutory trust law of the State of Delaware.

          (e) GVIT, on behalf of the Acquiring Fund, shall have received an opinion of Stradley Ronon Stevens & Young LLP, addressed to GVIT and Montgomery III, in form reasonably satisfactory to GVIT and dated the Exchange Date, to the effect that for federal income tax purposes (i) the acquisition by the Acquiring Fund of all of the assets of the Acquired Fund as provided for in the Agreement in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the Stated Liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund Shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of
     Section 368(a)(1)(F) of the Code, and the Acquired Fund and the Acquiring Fund each will be a "party to the reorganization" within the meaning of
     Section 368(b) of the Code: (ii) no gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and Acquiring Fund's assumption of Acquired Fund's Stated Liabilities pursuant to Section 361(a) and Section 357(a) of the Code; (iii) no gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares pursuant to Section 1032(a) of the Code; (iv) no gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund Shares to its shareholders in complete liquidation of the Acquired Fund (in pursuance of the Agreement) pursuant to Section 361(c)(1) of the Code; (v) the basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of these assets to the Acquired Fund immediately prior to the exchange pursuant to

     Section 362(b) of the Code; (vi) the holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code; (vii) no gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code; (viii) the basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code; (ix) the holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset pursuant to Section 1223(1) of the Code on the Closing Date; (x) the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury (the "Treasury Regulations"), the items of the Acquired Fund described in Section 381(c) of the Code. In rendering such opinion, Stradley Ronon Stevens & Young LLP may assume that the Reorganization is carried out in accordance with the terms of this Agreement, the laws of the State of Delaware and the Commonwealth of Massachusetts, and rely upon certain reasonable and customary assumptions and certifications of fact received from GVIT and Montgomery III.

          (f) The N-14 Registration Statement shall have become effective under the 1933 Act and any applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of GVIT, contemplated by the Commission or any state regulatory authority.

          (g) All necessary proceedings taken by Montgomery III in connection with the transactions contemplated by this Agreement and all documents incidental thereto reasonably shall be satisfactory in form and substance to GVIT, Paul, Hastings, Janofsky & Walker, LLP and Stradley Ronon Stevens & Young LLP.

          (h) Prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income for its taxable year ended December 31, 2002 and the short taxable year beginning on January 1, 2003 and ending on the Valuation Time (computed without regard to any deduction for dividends paid), and all of its net capital gain realized in its taxable year ended December 31, 2002 and the short taxable year beginning January 1, 2003 and ending on the Valuation Time (after reduction for any capital loss carryover).

          (i) Montgomery III shall have duly executed and delivered to GVIT a bill of sale, assignment, certificate and other instruments of transfer ("Transfer Documents") as GVIT reasonably may deem necessary or desirable to transfer all of Montgomery III's entire right, title and interest in and to the Investments and all other Assets of the Acquired Fund to the Acquiring Fund.

          (j) Montgomery III shall have delivered, or caused to be delivered, to GVIT, on behalf of the Acquiring Fund, information, in a form reasonably satisfactory to GVIT, concerning the tax basis of the Acquired Fund in all Investments transferred to the Acquiring Fund, together with shareholder information including (A) the names, addresses and taxpayer identification number of shareholders of the Acquired Fund as of the Exchange Date, and
     (B) the number of shares in the Acquired Fund owned by each shareholder.

          (k) GVIT and Montgomery III shall have received from the Commission or other parties all required consents, orders and permits with respect to the Reorganization.

          (l) As of the Exchange Date, there shall have been no material change in the investment objective, policies and restrictions of the Acquired Fund nor any material change in the investment management fees, other fees payable for services provided to the Acquired Fund, or any fee waiver or expense reimbursement undertakings of the Acquired Fund from those objectives, policies, restrictions, fee amounts and undertakings of the Acquired Fund described in the Proxy Statement.

9.   Termination.

          (a) A majority of a party's Board of Trustees may terminate this Agreement with respect to the Acquiring Fund or the Acquired Fund, as appropriate, if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Exchange Date; (ii) it becomes reasonably apparent to the party's Board of Trustees that the other party will not be able to satisfy such conditions precedent on the Exchange Date; or (iii) the party's Board of Trustees determines that the consummation of the Reorganization is not in the best interests of its shareholders and gives notice to the other party.

          (b) GVIT and Montgomery III may also, by mutual consent of their respective Trustees, terminate this Agreement, and GVIT or Montgomery III, after consultation with counsel and by consent of their respective Trustees or an officer authorized by such Trustees may, subject to Section 10 of this Agreement, waive any condition to their respective obligations hereunder.

10. Sole Agreement; Governing Law; Amendments. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter and shall be construed in accordance with and governed by the laws of the Commonwealth of Pennsylvania.

          This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officer of GVIT and Montgomery III; provided, however, that following the special meeting of the Acquired Fund's shareholders called by Montgomery III pursuant to
     Section 7 of this Agreement, no such amendment may have the effect of altering or changing the amount or kind of shares received by Montgomery III, or altering or changing to any material extent the amount or kind of liabilities assumed by GVIT and the Acquiring Fund, or altering or changing any other terms and conditions of the Reorganization if any of the alterations or changes, alone or in the aggregate, would materially adversely affect the Acquired Fund's shareholders without their further approval.

          This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original.

11. Insurance. GGI shall provide, for a period of not less than five years from the Exchange Date, errors and omissions insurance coverage covering Trustees and officers of Montgomery III (limited only to matters related to the Acquired Fund). Such errors and omissions insurance policy shall contain terms and shall provide coverage that are no less favorable than those contained in or provided by the errors and omissions insurance policy currently in effect covering the Trustees and officers of Montgomery III.

12. Indemnification. GGI agrees that it, or a corporate affiliate that it may designate ("Gartmore"), shall indemnify, defend and hold harmless Montgomery III's Trustees and the following officers of Montgomery III (and any duly appointed replacement of any such officers) (collectively, the "officers" and each, an "officer"): R. Stephen Doyle (Chairman), Johanne Castro (Assistant Secretary) and Elaine Lee (Assistant Secretary) against and from all losses, claims, demands, liabilities and expenses, including, without limitation, reasonable legal and other expenses incurred in defending claims of liabilities, arising out of or based upon actions or failures to act or omissions by the Trustees and such officers, as the case may be, with respect to the Acquired Fund as part of the Reorganization, but only to the extent that such losses, claims, demands, liabilities and expenses are not covered by the liability insurance that Gartmore is required to obtain on behalf of and for the benefit of the Trustees and officers as set forth in Sections 5 and 11 above (but including the expenses, if any, of resolving any coverage issue under such liability insurance policy); provided, however, such indemnity shall not extend to losses, claims, demands, liabilities and expenses arising out of or based upon actions or omissions of the Trustees or the officers, as the case may be, that constitute willful misconduct, bad faith, gross negligence or reckless disregard by the Trustees or the officers, as the case may be, of their duties involved in the conduct of their respective offices.

13. Updating of Form N-14 Registration Statement. If, at any time prior to the effective time of the Reorganization, a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which these were made in the N-14 Registration Statement, the party discovering the item shall notify the other parties, and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

14. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telecopy, certified mail or overnight express courier to:

          For the Acquired Fund:

          Dana Schmidt, President
          Montgomery Asset Management, LLC
          101 California Street
          San Francisco, CA 94111

          With a copy to:

          Julie Allecta
          Paul, Hastings, Janofsky & Walker LLP
          55 Second Street, 24th Floor
          San Francisco, CA 94105

          For the Acquiring Fund:

          Steve Johnson, Director of Strategic Planning
          Gartmore Global Investments, Inc.
          1200 River Road
          Conshohocken, PA 19428

          With copies to:

          Sharon Hayman, Director, Product Development
          Gartmore Global Investments, Inc.
          1200 River Road
          Conshohocken, PA 19428

          Kristin Ives
          Stradley Ronon Stevens & Young LLP
          2600 One Commerce Square
          Philadelphia, PA 19103

15. GVIT, Montgomery III and their Trustees. The terms "Garmore Variable Insurance Trust," "The Montgomery Funds III," the "Trustees of Gartmore Variable Insurance Trust" and the "Trustees of The Montgomery Funds III" refer respectively to the Trusts created and the Trustees, as trustees but not individually or personally, acting from time to time under a Declaration of Trust dated as of June 30, 1981 (with respect to Gartmore Variable Insurance Trust) or under a Declaration of Trust dated as of August 24, 1994 (with respect to Montgomery Funds III), as such have been or may be amended from time to time, and to which reference is hereby made and copies of which are on file at the office of the Secretary of State of the Commonwealth of Massachusetts and the Secretary of State of the State of Delaware, respectively, and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of GVIT entered into in the name or on behalf thereof by any of GVIT's Trustees, representatives, or agents are not made individually, but only in their capacities with respect to Gartmore Variable Insurance Trust. Such obligations are not binding upon any of the Trustees, shareholders, or representatives of GVIT personally, but bind only the assets of the Acquiring Fund of GVIT. The obligations of Montgomery III entered into in the name or on behalf thereof by any of

     Montgomery III Trustees, representatives, or agents are not made individually, but only in their capacities with respect to Montgomery III. Such obligations are not binding upon any of the Trustees, shareholders, or representatives of Montgomery III personally, but bind only the assets of the Acquired Fund of Montgomery III. All persons dealing with any series of shares of GVIT or Montgomery III must look solely to the assets of GVIT or Montgomery III, as the case may be, belonging to such series for the enforcement of any claims against such trust.

                                     THE MONTGOMERY FUNDS III


                                     By   /s/ R. Stephen Doyle
                                        ----------------------------------------
                                         R. Stephen Doyle
                                         Chairman, Board of Trustees


                                     GARTMORE VARIABLE INSURANCE TRUST


                                     By   /s/ Gerald J. Holland
                                        ----------------------------------------
                                             Gerald Holland  Treasurer - CFO


                                     GARTMORE GLOBAL INVESTMENTS, INC.
                                     (With respect to Sections 5, 11 and 12 and
                                      subsection 1(c)(i)(B) of this Agreement
                                      only)


                                     By   /s/ Gerald J. Holland
                                        ----------------------------------------
                                             Gerald Holland Sr.  V.P. - CAO


                                     COMMERZBANK AG
                                     (With respect to Section 5 of this
                                     Agreement only)


                                     By
                                        ----------------------------------------
                                              (Name)        (Title)

                                    EXHIBIT B

                         INVESTMENT MANAGEMENT AGREEMENT
                 FOR CERTAIN SERIES OF THE MONTGOMERY FUNDS III

                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

     THIS INVESTMENT MANAGEMENT AGREEMENT (the "Agreement") made as of the 6/th/ day of June, 2003, by and between THE MONTGOMERY FUNDS III, a Delaware business trust (the "Trust"), on behalf of the series of the Trust listed in Appendix A hereto (the "Fund") and GARTMORE GLOBAL ASSET MANAGEMENT TRUST, a business trust organized and existing under the laws of the State of Delaware (the "Manager").

                                   WITNESSETH:

     WHEREAS, the Trust is an open-end management investment company, registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is engaged in the business of supplying investment advice, investment management and administrative services, as an independent contractor; and

     WHEREAS, in accordance with Rule 15a-4 under the 1940 Act, the Manager is currently providing investment advisory services to the Fund pursuant to an Interim Advisory Agreement, effective January 18, 2003, which will terminate June 16, 2003, and the Board of Trustees believes it is prudent and in the best interests of Fund shareholders to enable the Manager to continue to render advice and services to the Fund pursuant to the terms and provisions of this Agreement, and the Manager is interested in furnishing said advice and services; and

     WHEREAS, Montgomery Asset Management, LLC ("MAM") renders advice and services to the Fund under an Amended and Restated Investment Management Agreement dated August 30, 2002 ("Old Agreement"); and

     WHEREAS, the Board of Trustees of the Trust, on January 14, 2003, terminated the Old Agreement, effective as of January 17, 2003; and

     WHEREAS, the Board of Trustees of the Trust, on January 14, 2003, duly approved this "Interim Investment Management Agreement," effective as of January 18, 2003, pursuant to Rule 15a-4 under the 1940 Act, and, pursuant to this interim agreement, the Adviser is to be retained to act as investment adviser for the Fund; and

     WHEREAS, in connection with a transaction whereby the Advisor will assume investment management of the Fund ("the Transaction"), it is expected that a proposal shall be submitted to shareholders of the Fund under which such Fund would be reorganized into the relevant series of Gartmore Variable Insurance Trust (the "Reorganization") pursuant to an Agreement and Plan of Reorganization between the Trust and Gartmore Variable Insurance Trust (the "Plan"); and

     NOW, THEREFORE, in consideration of the covenants and the mutual promises hereinafter set forth, the parties hereto, intending to be legally bound hereby, mutually agree as follows:

     1. Appointment of Manager. The Trust hereby employs the Manager and the Manager hereby accepts such employment, to render investment advice and management services with respect to the assets of the Fund for the period and on the terms set forth in this Agreement, subject to the supervision and direction of the Trust's Board of Trustees.

     2.   Duties of Manager.

          (a) General Duties. The Manager shall act as investment manager to the Fund and shall supervise investments of the Fund on behalf of the Fund in accordance with the investment objectives, programs and restrictions of the Fund as provided in the Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws, or otherwise and such other limitations as the Trustees may impose from time to time in writing to the Manager. Without limiting the generality of the foregoing, the Manager shall: (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets and the purchase and sale of portfolio securities for the Fund, including the taking of such other steps as may be necessary to implement such advice and recommendations; (ii) furnish the Fund with reports, statements and other data on securities, economic conditions and other pertinent subjects which the Trust's Board of Trustees may reasonably request; (iii) manage the investments of the Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) provide persons satisfactory to the Trust's Board of Trustees to act as officers and employees of the Trust and the Fund (such officers and employees, as well as certain trustees, may be trustees, directors, officers, partners, or employees of the Manager or its affiliates) but not including personnel to provide administrative services or distribution services to the Fund; and (v) render to the Trust's Board of Trustees such periodic and special reports with respect to the Fund's investment activities as the Board may reasonably request.

          (b) Brokerage. The Manager shall place orders for the purchase and sale of securities either directly with the issuer or with a broker or dealer selected by the Manager. In placing the Fund's securities trades, it is recognized that the Manager will give primary consideration to securing the most favorable price and efficient execution, so that the Fund's total cost or proceeds in each transaction will be the most favorable under all the circumstances. Within the framework of this policy, the Manager may consider the financial responsibility, research and investment information, and other services provided by brokers or dealers who may effect or be a party to any such transaction or other transactions to which other clients of the Manager may be a party.

     It is also understood that it is desirable for the Fund that the Manager have access to investment and market research and securities and economic analyses provided by brokers and others. It is also understood that brokers providing such services may execute brokerage transactions at a higher cost to the Fund than might result from the allocation of brokerage to other brokers on the basis of seeking the most favorable price and efficient execution. Therefore, the purchase and sale of securities for the Fund may be made with brokers who provide such research and analysis, subject to review by the Trust's Board of Trustees from time to time with respect to the extent and continuation of this practice to determine whether the Fund benefits, directly or indirectly, from such practice. It is understood by both parties that the Manager may select broker-dealers for the execution of the Fund's portfolio transactions who provide research and analysis as the Manager may lawfully and appropriately use in its investment management and advisory capacities, whether or not such research and analysis may also be useful to the Manager in connection with its services to other clients.

     On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Fund as well as of other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

          (c) Administrative Services. The Manager shall oversee the administration of the Fund's business and affairs although the provision of administrative services, to the extent not covered by subparagraphs (a) or (b) above, is not the obligation of the Manager under this Agreement. Notwithstanding any other provisions of this Agreement, the Manager shall be entitled to reimbursement from the Fund for all or a portion of the reasonable costs and expenses, including salary, associated with the provision by Manager of personnel to render administrative services to the Fund.

     3. Best Efforts and Judgment. The Manager shall use its best judgment and efforts in rendering the advice and services to the Fund as contemplated by this Agreement.

     4. Independent Contractor. The Manager shall, for all purposes herein, be deemed to be an independent contractor, and shall, unless otherwise expressly provided and authorized to do so, have no authority to act for or represent the Trust or the Fund in any way, or in any way be deemed an agent for the Trust or for the Fund. It is expressly understood and agreed that the services to be rendered by the Manager to the Fund under the provisions of this Agreement are not to be deemed exclusive, and the Manager shall be free to render similar or different services to others so long as its ability to render the services provided for in this Agreement shall not be impaired thereby.

     5. Manager's Personnel. The Manager shall, at its own expense, maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under this Agreement. Without limiting the generality of the foregoing, the staff and personnel of the Manager shall be deemed to include persons employed or retained by the Manager to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Manager or the Trust's Board of Trustees may desire and reasonably request.

     6. Reports by Fund to Manager. The Fund will from time to time furnish to the Manager detailed statements of its investments and assets, and information as to its investment objective and needs, and will make available to the Manager such financial reports, proxy statements, legal and other information relating to the Fund's investments as may be in its possession or available to it, together with such other information as the Manager may reasonably request.

     7.   Expenses.

          (a) With respect to the operation of the Fund, the Manager is responsible for (i) the compensation of any of the Trust's trustees, officers, and employees who are affiliates of the Manager (but not the compensation of employees performing services in connection with expenses which are the Fund's responsibility under Subparagraph 7(b) below), (ii) the expenses of printing and distributing the Fund's prospectuses, statements of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders), and (iii) providing office space and equipment reasonably necessary for the operation of the Fund.

          (b) The Fund is responsible for and has assumed the obligation for payment of all of its expenses, other than as stated in Subparagraph 7(a) above, including but not limited to: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; expenditures in connection with meetings of the Fund's shareholders and Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Manager; insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of obtaining and maintaining any required registration or notification for its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as herein otherwise prescribed.

          (c) To the extent the Manager incurs any costs by assuming expenses which are an obligation of the Fund as set forth herein, the Fund shall promptly reimburse the Manager for such costs and expenses, except to the extent the Manager has otherwise agreed to bear such expenses. To the extent the services for which the Fund is obligated to pay are performed by the Manager, the Manager shall be entitled to recover from the Fund to the extent of the Manager's actual costs for providing such services.

     8.   Investment Advisory and Management Fee.

          (a) The Fund shall pay to the Manager, and the Manager agrees to accept, as full compensation for all administrative and investment management and advisory services furnished or provided to the Fund pursuant to this Agreement, a management fee as set forth in the Fund and Fee Schedule attached hereto as Appendix A, as may be amended in writing from time to time by the Trust and the Manager.

          (b) The initial fee under this Agreement shall be payable on the first business day of the first month following the effective date of this Agreement and shall be prorated as set forth below. If this Agreement is terminated before the end of any month, the fee to the Manager shall be prorated for the portion of any month in which this Agreement is in effect which is not a complete month according to the proportion which the number of calendar days in the month during which the Agreement is in effect bears to the number of calendar days in the month, and shall be payable within ten (10) days after the date of termination.

          (c) Fee Reduction. The Manager may, but is not required to, reduce all or a portion of its fees and/or reimburse the Fund for other expenses in order to decrease the operating expenses of the Fund. Any such reduction, reimbursement, or payment (collectively "subsidies") shall be applicable only to such specific subsidy and shall not constitute an agreement to continue such subsidy in the future. Any such subsidy will be agreed to prior to accrual of the related expense or fee and will be estimated daily and reconciled and paid on a monthly basis. The Manager has agreed to limit the Fund's operating expenses as set forth in Appendix B for the term of this Agreement. To the extent such an expense limitation has been agreed to by the Manager and such limit has been disclosed to shareholders of the Fund in the Prospectus, the Manager may not change the limitation without first disclosing the change in an updated Prospectus.

          The Manager may seek reimbursement of any subsidies made by the Manager either voluntarily or pursuant to contract. The reimbursement of any subsidy must be approved by the Trust's Board of Trustees and must be sought no later than the end of the third fiscal year following the year to which the subsidy relates if the aggregate expenses for that period do not exceed any more restrictive limitation to which the Manager has agreed (subsidies available for reimbursement to the Manager are collectively referred to as the "Recoupment Balance") and the Board of Trustees approves the reimbursement. For example, subsidized Operating Expenses relating to the period July 1, 2002 through June 30, 2003 would no longer be eligible for reimbursement after July 1, 2006. The Manager agrees not to request or seek reimbursement of subsidized Operating Expenses that are no longer eligible for reimbursement. The Manager may not request or receive reimbursement of the Recoupment Balance before payment of the Fund's operating expenses for the current year and cannot cause the Fund to exceed any agreed upon expense limitation for that year in making such reimbursement.

          (d) The Manager may agree not to require payment of any portion of the compensation or reimbursement of expenses otherwise due to it pursuant to this Agreement prior to the time such compensation or reimbursement has accrued as a liability of the Fund. Any such agreement shall be applicable only with respect to the specific items covered thereby and shall not constitute an agreement not to require payment of any future compensation or reimbursement due to the Manager hereunder.

     9. Fund Share Activities of Manager's Directors, Partners, Officers and Employees. The Manager agrees that neither it nor any of its directors, partners, officers or employees shall take any short position in the shares of the Fund. This prohibition shall not prevent the purchase of such shares by any of the officers and partners or bona fide employees of the Manager or any trust, pension, profit-sharing or other benefit plan for such persons or affiliates thereof, at a price not less than the net asset value thereof at the time of purchase, as allowed pursuant to rules promulgated under the 1940 Act.

     10. Conflicts with Trust's Governing Documents and Applicable Laws. Nothing herein contained shall be deemed to require the Trust or the Fund to take any action contrary to the Trust's Agreement and Declaration of Trust, By-Laws, or any applicable statute or regulation, or to relieve or deprive the Board of Trustees of the Trust of its responsibility for and control of the conduct of the affairs of the Trust and the Fund.

     11.  Manager's Liabilities.

          (a) In the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Trust or the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security by the Fund; provided, however, that this provision shall not be construed as a waiver or limitation of any rights which the Trust or the Fund may have under applicable federal securities laws.

          (b) The Fund shall indemnify and hold harmless the Manager, its managing member and the shareholders, directors, officers and employees of each of them (any such person, an "Indemnified Party") against any loss, liability, claim, damage or expense (including the reasonable cost of investigating and defending any alleged loss, liability, claim, damage or expenses and reasonable counsel fees incurred in connection therewith) arising out of the Indemnified Party's performance or non-performance of any duties under this Agreement; provided, however, that nothing herein shall be deemed to protect any Indemnified Party against any liability to which such Indemnified Party would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement; and provided, further, that this provision shall not be construed as a waiver or limitation of any rights which the Trust or the Fund may have under applicable federal securities laws.

          (c) No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or managing member, director or officer of the Manager, from liability in violation of Sections 17(h) and (i) of the 1940 Act.

          12. Non-Exclusivity. The Trust's employment of the Manager is not an exclusive arrangement, and the Trust may from time to time employ other individuals or entities to furnish it with the services provided for herein.

          13. Term. This Agreement shall become effective on the date that is the latest of (1) the execution of this Agreement, (2) the approval of this Agreement by the Board of Trustees of the Trust and (3) the approval of this Agreement by the shareholders of the Fund in a special meeting of shareholders of the Fund. This Agreement shall remain in effect for a period two (2) years, unless sooner terminated as hereinafter provided. This Agreement shall continue in effect thereafter for additional periods not exceeding one (1) year so long as such continuation is approved for the Fund at least annually by (i) the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Trustees of the Trust who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. Notwithstanding, the aforementioned provisions regarding the term of the Agreement, should shareholders of the Fund approve the Agreement and Plan of Reorganization between the Trust and Gartmore Variable Insurance Trust ("GVIT") providing for the reorganization of the Fund into the Gartmore GVIT Developing Markets Fund, a series of GVIT, this Agreement will terminate on the date of the Reorganization.

          14. Termination. This Agreement may be terminated by the Trust on behalf of any one or more of the Funds at any time without payment of any penalty, by the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund, upon ten (10) days' written notice to the Manager, and by the Manager upon sixty (60) days' written notice to a Fund.

          15. Termination by Assignment. This Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the 1940 Act.

          16. Transfer, Assignment. This Agreement may not be transferred, assigned, sold or in any manner hypothecated or pledged without the affirmative vote or written consent of the holders of a majority of the outstanding voting securities of the Fund.

          17. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute or rule, or shall be otherwise rendered invalid, the remainder of this Agreement shall not be affected thereby.

          18. Definitions. The terms "majority of the outstanding voting securities" and "interested persons" shall have the meanings as set forth in the 1940 Act.

          19. Notice of Declaration of Trust. The Manager agrees that the Trust's obligations under this Agreement shall be limited to the Fund and to its assets, and that the Manager shall not seek satisfaction of any such obligation from the shareholders of the Fund nor from any trustee, officer, employee or agent of the Trust or the Fund.

          20. Captions. The captions in this Agreement are included for convenience of reference only and in no way define or limit any of the provisions hereof or otherwise affect their construction or effect.

          21. Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of California without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the 1940 Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.

          22. Nonpublic Personal Information. Notwithstanding any provision herein to the contrary, the Manager agrees on behalf of itself and its directors, officers, and employees (1) to treat confidentially and as proprietary information of the Trust (a) all records and other information relative to the Fund and its prior, present, or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under Section 248.3(t) of Regulation S-P ("Regulation S-P"), promulgated under the Gramm-Leach-Bliley Act (the "Privacy Act"), and (2) not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by the privacy policies adopted by the Trust, Regulation S-P or the Privacy Act, except after prior notification to and approval in writing by the Trust. Such written approval shall not be unreasonably withheld by the Trust and may not be withheld where the Manager may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

          23. Anti-Money Laundering Compliance. The Manager acknowledges that, in compliance with the Bank Secrecy Act, as amended, and implementing regulations ("BSA"), the Fund has adopted an Anti-Money Laundering Policy. The Manager agrees to comply with the Fund's Anti-Money Laundering Policy and the BSA, as the same may apply to the Manager, now and in the future. The Manager further agrees to provide to the Fund and/or the Trust such reports, certifications and contractual assurances as may be requested by the Fund or the Trust.

The Trust and the Fund may disclose information respecting the Manager to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file reports with such authorities as may be required by applicable law or regulation.

          24. Certifications; Disclosure Controls and Procedures. The Manager acknowledges that, in compliance with the Sarbanes-Oxley Act of 2002, and the implementing regulations promulgated thereunder, the Fund is required to make certain certifications and have adopted disclosure controls and procedures. To the extent reasonably requested by the Trust or the Fund, the Manager agrees to use its best efforts to assist the Trust and the Fund in complying with the Sarbanes-Oxley Act and implementing the Fund's disclosure controls and procedures. The Manager agrees to inform the Trust and the Fund of any material development related to the Trust or the Fund that the Manager reasonably believes is relevant to the certification obligations of the Fund under the Sarbanes-Oxley Act.

          IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers, all on the day and year first above written.


THE MONTGOMERY FUNDS III                GARTMORE GLOBAL ASSET MANAGEMENT TRUST


By:   __________________________              By:   ____________________________
Name:                                         Name:
Title:                                        Title:

                                   Appendix A

                Fund and Fee Schedule - The Montgomery Funds III

Montgomery Variable Series: Emerging Markets Fund    1.25% of the first $250
                                                     million of net assets; plus
                                                     1.00% of net assets over
                                                     $250 million



THE MONTGOMERY FUNDS III               GARTMORE GLOBAL ASSET MANAGEMENT TRUST.



By:   ____________________________     By:   ___________________________________
Name:                                  Name:
Title:                                 Title:
Date:                                  Date:

                                   Appendix B

                      Limitation on Fund Operating Expenses

The Manager hereby agrees to limit the Fund's Operating Expenses to the respective annual rate of total Operating Expenses specified for that Fund in the table below (the "Operating Expense Cap"). The term "Operating Expenses" with respect to the Fund is defined to include all expenses necessary or appropriate for the operation of the Fund including the Manager's investment advisory or management fee under Section 8 of the Investment Management Agreement, and other expenses described in Section 7 of the Investment Management Agreement, but does not include any Rule 12b-1 fees, front-end or contingent deferred loads, taxes, interest, short sale dividend expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

Fund                                                      Operating Expense Cap
----                                                      ---------------------

Montgomery Variable Series: Emerging Markets Fund         1.75% of net assets



THE MONTGOMERY FUNDS III                  GARTMORE GLOBAL ASSET MANAGEMENT TRUST



By:   _____________________________       By:    _______________________________
Name:                                     Name:
Title:                                    Title:
Date:                                     Date:

                                    EXHIBIT C

                              SUBADVISORY AGREEMENT

              For Montgomery Variable Series: Emerging Markets Fund

         THIS AGREEMENT is made and entered into on this 6th day of June, 2003, among The Montgomery Funds III, a Massachusetts business trust (the "Trust") on behalf of certain of its series (each, a "Fund", collectively, the "Funds"), Gartmore Global Asset Management Trust (the "Adviser"), a Delaware business trust registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), and Gartmore Global Partners, a Delaware general partnership (the "Subadviser"), also registered under the Advisers Act.

                              W I T N E S S E T H:

         WHEREAS, the Trust is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act");

         WHEREAS, the Fund previously had retained Montgomery Asset Management, LLC ("MAM") as the Fund's adviser pursuant to a previous investment advisory agreement between the Fund and MAM, dated August 30, 2002 (hereinafter, the "Previous Investment Advisory Agreement"); and

         WHEREAS, the Board of Trustees of the Trust, on January 14, 2003, terminated the Previous Investment Advisory Agreement, effective as of January 16, 2003; and

         WHEREAS, the Board of Trustees of the Trust, on January 14, 2003, duly approved an Interim Investment Advisory Agreement," effective as of January 17, 2003, pursuant to Rule 15a-4 under the 1940 Act, and, pursuant to this interim agreement, the Adviser is to be retained to act as investment adviser for certain series of the Trust (said Interim Investment Advisory Agreement hereinafter referred to as the "Advisory Agreement"); and

         WHEREAS, in connection with the Transaction, it is expected that a proposal shall be submitted to shareholders of each Fund under which such Funds would be reorganized into the relevant series of Gartmore Variable Insurance Trust (the "Reorganization") pursuant to an Agreement and Plan of Reorganization between the Trust and Gartmore Variable Insurance Trust (the "Plan"); and

         WHEREAS, the Subadviser is regulated by the Securities and Exchange Commission as an investment adviser under the Advisers Act and is also regulated by the Financial Services Authority ("FSA") of the United Kingdom in the conduct of its investment business; and

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         WHEREAS, the Advisory Agreement permits the Adviser to delegate certain of its duties under the Advisory Agreement to other investment advisers, subject to the requirements of the 1940 Act; and

         WHEREAS, the Adviser desires to retain Subadviser to assist it in the provision of a continuous investment program for that portion of the Trust's assets which the Adviser will assign to the Subadviser (the "Subadviser Assets"), and Subadviser is willing to render such services subject to the terms and conditions set forth in this Agreement;

         WHEREAS, The Board of Trustees of the Fund, on January 14, 2003, duly approved an Interim Subadvisory Agreement in compliance with Rule 15a-4 under the 1940 Act;

         WHEREAS, in accordance with Rule 15a-4 under the 1940 Act, the Subadviser is currently providing investment advisory services to the Fund pursuant to an Interim Advisory Agreement, effective January 18, 2003, which will terminate June 16, 2003, and the Board of Trustees believes it is prudent and in the best interests of Fund shareholders to enable the Subadviser to continue to render advice and services to the Fund pursuant to the terms and provisions of this Agreement and the Subadviser is interested in furnishing said advice and services;

         NOW, THEREFORE, the parties do mutually agree and promise as follows:

         1. Appointment as Subadviser. The Adviser hereby retains the Subadviser to act as investment adviser for and to manage the Subadviser Assets subject to the supervision of the Adviser and the Board of Trustees of the Trust and subject to the terms of this Agreement; and the Subadviser hereby accepts such employment. Such assets are specified in an Exhibit to this Agreement and this Exhibit may be amended from time to time under this Agreement ("Exhibit A"). In such capacity, the Subadviser shall be responsible for the investment management of the Subadviser Assets. It is recognized that the Subadviser and certain of its affiliates now act, and that from time to time hereafter may act, as investment adviser to one or more other investment companies and to fiduciary or other managed accounts and that the Adviser and the Trust have no objection to such activities.

         2.  Duties of Subadviser.

             (a) Investments. The Subadviser is hereby authorized and directed and hereby agrees, subject to the stated investment policies and restrictions of the Fund as set forth in the Fund's prospectus and statement of additional information as currently in effect and as supplemented or amended from time to time (collectively referred to hereinafter as the "Prospectus") and subject to the directions of the Adviser and the Trust's Board of Trustees, to purchase, hold and sell investments for the Subadviser Assets and to monitor on a continuous basis the performance of the Subadviser Assets. In providing these services, the Subadviser will conduct a continual program of investment, evaluation and, if appropriate, sale and reinvestment of the Subadviser Assets.

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                  The Adviser agrees to provide the Subadviser with such
         assistance as may be reasonably requested by the Subadviser in connection with the Subadviser's activities under this Agreement, including, without limitation, information concerning a Fund, their funds available, or to become available, for investment and generally as to the conditions of a Fund's or Trust's affairs. In particular, but without prejudice to the generality of the foregoing, the Adviser shall authorize and instruct the Trust's custodian to provide such information to the Subadviser as it may reasonably require, and to act upon the Subadviser's instructions given in the proper performance by the Subadviser of this Agreement.

                  (b) Compliance with Applicable Laws and Governing Documents. In the performance of its duties and obligations under this Agreement, the Subadviser shall act in conformity with the Trust's Declaration of Trust and By-Laws and the Prospectus and with the instructions and directions received in writing from the Adviser or the Trustees of the Trust and will conform to and comply with the requirements of the 1940 Act, the Internal Revenue Code of 1986, as amended (the "Code"), and all other applicable federal and state laws and regulations. Notwithstanding the foregoing, the Adviser shall remain responsible for ensuring each Fund's overall compliance with the 1940 Act and the Code and the Subadviser is only obligated to comply with this subsection (b) with respect to the Subadviser Assets. The Adviser will provide the Subadviser with a copy of the minutes of the meetings of the Board of Trustees of the Trust to the extent they may affect a Fund or the duties of the Subadviser, and with copies of any financial statements or reports made by the Fund to its shareholders, and any further materials or information which the Subadviser may reasonably request to enable it to perform its functions under this Agreement. Notwithstanding the foregoing, the Adviser acknowledges that the Subadviser may also be subject to requirements by FSA, and will comply with such requirements to the extent they are not inconsistent with applicable federal and state laws and regulations in the United States. At a minimum, the Subadviser must comply with the laws of the United States, but may also choose to comply with more stringent FSA requirements if the Subadviser deems necessary.

                  The Adviser will also provide the Subadviser with reasonable advance notice of any change in a Fund's investment objectives, policies and restrictions as stated in the Prospectus, and the Subadviser shall, in the performance of its duties and obligations under this Agreement, manage the Subadviser Assets consistent with such changes, provided the Subadviser has received prompt notice of the effectiveness of such changes from the Trust or the Adviser. In addition to such notice, the Adviser shall provide to the Subadviser a copy of a modified Prospectus reflecting such changes. The Adviser acknowledges and agrees that the Prospectus will at all times be in compliance with all disclosure requirements under all applicable federal and state laws and regulations relating to the Trust or the Fund, including, without limitation, the 1940 Act, and the rules and regulations thereunder, and that the Subadviser shall have no liability in connection therewith, except as to the accuracy of material information furnished by the Subadviser to the Trust or to the Adviser specifically for inclusion in the Prospectus. The Subadviser hereby agrees to provide to the Adviser in a timely manner following the Adviser's written request such information relating to the Subadviser and its relationship to, and actions

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       for, the Trust as may be required to be contained in the Prospectus or in the Trust's Registration Statement on Form N-1A.

                  (c) Voting of Proxies. The Subadviser shall have the power to vote, either in person or by proxy, all securities in which the Subadviser Assets may be invested from time to time, and shall not be required to seek or take instructions from, the Adviser, the Fund or the Trust or take any action with respect thereto. If both the Subadviser and another entity managing assets of a Fund have invested in the same security, the Subadviser and such other entity will each have the power to vote its pro rata share of the security.

                  (d) Agent. Subject to any other written instructions of the Adviser or the Trust, the Subadviser is hereby appointed the Adviser's and the Trust's agent and attorney-in-fact for the limited purposes of managing the Subadviser Assets, and executing account documentation, agreements, contracts and other documents as the Subadviser shall enter into with brokers, dealers, counterparties and other persons in connection with its management of the Subadviser Assets. The Subadviser agrees to provide the Adviser and the Trust with copies of any such agreements executed on behalf of the Adviser or the Trust.

                  (e) Brokerage. The Subadviser is authorized, subject to the supervision of the Adviser and the Trust's Board of Trustees, to establish and maintain accounts on behalf of each Fund with, and place orders for the purchase and sale of the Subadviser Assets with or through, such persons, brokers (including, to the extent permitted by applicable law, any broker affiliated with the Subadviser) or dealers ("brokers") as the Subadviser may elect and negotiate commissions to be paid on such transactions. The Subadviser, however, is not required to obtain the consent of the Adviser or the Trust's Board of Trustees prior to establishing any such brokerage account. The Subadviser shall place all orders for the purchase and sale of portfolio investments for a Fund's account with brokers selected by the Subadviser. In the selection of such brokers and the placing of such orders, the Subadviser shall seek to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services, as provided below. In using its reasonable efforts to obtain for the Fund the most favorable price and execution available, the Subadviser, bearing in mind the best interests of each Fund at all times, shall consider all factors it deems relevant, including price, the size of the transaction, the breadth and nature of the market for the security, the difficulty of the execution, the amount of the commission, if any, the timing of the transaction, market prices and trends, the reputation, experience and financial stability of the broker involved, and the quality of service rendered by the broker in other transactions. Subject to such policies as the Trustees may determine, or as may be mutually agreed to by the Adviser and the Subadviser, the Subadviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused a Fund to pay a broker that provides brokerage and research services (within the meaning of Section 28(e) of the Securities Exchange Act of 1934) to the Subadviser an amount of commission for effecting a Fund investment transaction that is in excess of the amount of commission that another broker would have charged for effecting that transaction if, but only if, the Subadviser determines in good faith that such commission was reasonable

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

         in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or the overall responsibility of the Subadviser with respect to the accounts as to which it exercises investment discretion. Notwithstanding the foregoing, the Adviser acknowledges that the Subadviser may also be subject to requirements by FSA, and will comply with such requirements to the extent they are not inconsistent with applicable federal and state laws and regulations in the United States. At a minimum, the Subadviser must comply with the laws of the United States, but may also choose to comply with more stringent FSA requirements if the Subadviser deems necessary.

                  It is recognized that the services provided by such brokers may be useful to the Subadviser in connection with the Subadviser's services to other clients. On occasions when the Subadviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other clients of the Subadviser, the Subadviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be sold or purchased. In such event, allocation of securities so sold or purchased, as well as the expenses incurred in the transaction, will be made by the Subadviser in the manner the Subadviser considers to be the most equitable and consistent with its fiduciary obligations to each Fund and to such other clients. It is recognized that in some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for, or disposed of by, the Fund.

                  (f) Securities Transactions. The Subadviser and any affiliated person of the Subadviser may purchase securities or other instruments from or sell securities or other instruments to a Fund only if such transaction is permissible under applicable laws and regulations, including, without limitation, the 1940 Act and the Advisers Act and the rules and regulations promulgated thereunder.

                  The Subadviser, including its Access Persons (as defined in subsection (e) of Rule 17j-1 under the 1940 Act), agrees to observe and comply with Rule 17j-1 and the Trust's Code of Ethics (which shall comply in all material respects with Rule 17j-1), as the same may be amended from time to time. On a quarterly basis, the Subadviser will either (i) certify to the Adviser that the Subadviser and its Access Persons have complied with the Trust's Code of Ethics with respect to the Subadviser Assets or (ii) identify any violations which have occurred with respect to the Subadviser Assets.

                  (g) Books and Records. The Subadviser shall maintain separate detailed records of all matters pertaining to the Subadviser Assets (the "Fund's Records"), including, without limitation, brokerage and other records of all securities transactions. The Subadviser acknowledges that the Fund's Records are property of the Trust; however, nothing in this clause shall be interpreted to provide the Adviser or the Trust with any property right in any software used by the Subadviser to maintain such records. The Fund's Records (relating to the Subadviser Assets) shall be available to the Adviser at any time upon reasonable request during normal business hours and shall be available for telecopying without delay to the Adviser during any day that the relevant Fund is open for business. The Trust acknowledges

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

         that the Subadviser may be obligated under applicable law and regulation to maintain copies of the Fund's Records for certain periods prescribed by such law and regulation and that it will permit the Subadviser to maintain such records as may be so required both during the term of this Agreement and thereafter.

             (h) Information Concerning Subadviser Assets and Subadviser. From time to time as the Adviser or the Trust may request, the Subadviser will furnish the requesting party reports on portfolio transactions and reports on Subadviser Assets held in the portfolio, all in such detail as the Adviser or the Trust may reasonably request. The Subadviser will also inform the Adviser in a timely manner of material changes in portfolio management team(s) responsible for Subadviser Assets, any changes in the ownership or management of the Subadviser, or of material changes in the control of the Subadviser. Upon reasonable request, the Subadviser will make available its officers and employees to meet with the Trust's Board of Trustees to review the Subadviser Assets.

             The Subadviser will also provide such information or perform such additional acts as are customarily performed by a subadviser, and as may be reasonably requested from time to time, and may be required for the Trust or the Adviser to comply with their respective obligations under applicable laws, including without limitation, the Code, the 1940 Act, the Advisers Act, and the Securities Act of 1933, as amended (the "Securities Act"), and any rule or regulation thereunder.

             (i) Custody Arrangements. The Subadviser shall on each business day provide the Adviser and the Trust's custodian such information as the Adviser and the Trust's custodian may reasonably request relating to all transactions concerning the Fund Investments.

             (j) Historical Performance Information. To the extent agreed upon by the parties, the Subadviser will provide the Trust with historical performance information on similarly managed investment companies or for other accounts to be included in the Prospectus or for any other uses permitted by applicable law. The Trust and the Adviser both acknowledge that the Subadviser may be bound by applicable law and regulation which may restrict its ability to disclose details such information, and this Agreement shall not be construed as requiring the Subadviser to disclose any such information where such disclosure would result in the Subadviser being in breach of such applicable law or regulation.

         3. Independent Contractor. In the performance of its duties hereunder, the Subadviser is and shall be an independent contractor and unless otherwise expressly provided herein or otherwise authorized in writing, shall have no authority to act for or represent the Fund, the Trust or the Adviser in any way or otherwise be deemed an agent of the Fund, the Trust or the Adviser.

         4. Expenses. During the term of this Agreement, Subadviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities, commodities and other investments (including brokerage commissions and other transaction charges, including any tax arising on any transaction, if any) purchased for a Fund. The Subadviser shall, at

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its sole expense, employ or associate itself with such persons as it believes to be particularly fitted to assist it in the execution of its duties under this Agreement. The Subadviser shall not be responsible for the Trust's, the Fund's or Adviser's expenses, which shall include, but not be limited to, organizational and offering expenses (which include out-of-pocket expenses, but not overhead or employee costs of the Subadviser); expenses for legal, accounting and auditing services; taxes and governmental fees; dues and expenses incurred in connection with membership in investment company organizations;
costs of printing and distributing shareholder reports, proxy materials, prospectuses, stock certificates and distribution of dividends; charges of the Fund's custodians and sub-custodians, administrators and sub-administrators, registrars, transfer agents, dividend disbursing agents and dividend reinvestment plan agents; payment for portfolio pricing services to a pricing agent, if any; registration and filing fees of the Securities and Exchange Commission (the "SEC"); expenses of registering or qualifying securities of the Fund for sale in the various states; freight and other charges in connection with the shipment of the Fund's portfolio securities; fees and expenses of non-interested Trustees; salaries of shareholder relations personnel; costs of shareholders meetings; insurance; interest; brokerage costs; and litigation and other extraordinary or non-recurring expenses. The Trust or the Adviser, as the case may be, shall reimburse the Subadviser for any expenses of the Funds or the Adviser as may be reasonably incurred by such Subadviser on behalf of the Funds or the Adviser. The Subadviser shall keep and supply to the Trust and the Adviser reasonable records of all such expenses.

         5. Compensation. For the services provided and the expenses assumed with respect to a Fund and the Subadviser Assets pursuant to this Agreement, the Subadviser will be entitled to the fee listed for each Fund on Exhibit A. Such fees will be computed daily and payable no later than the seventh (7th) business day following the end of each month, from the Adviser calculated at an annual rate based on the Subadviser Assets' average daily net assets.

         The method of determining net assets of a Fund for purposes hereof shall be the same as the method of determining net assets for purposes of establishing the offering and redemption price of the shares of that Fund as described in a Fund's Prospectus. If this Agreement shall be effective for only a portion of a month, the aforesaid fee shall be prorated for the portion of such month during which this Agreement is in effect.

         6. Representations and Warranties of Subadviser. The Subadviser represents and warrants to the Adviser and the Trust as follows:

             (a) The Subadviser is registered as an investment adviser under the Advisers Act;

             (b)  The Subadviser has filed a notice of exemption pursuant to
         Section 4.14 under the Commodity Exchange Act (the "CEA") with the Commodity Futures Trading Commission (the "CFTC") and the National Futures Association ("NFA"), or is not required to file such exemption;

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             (c)  The Subadviser is a partnership duly organized and validly existing under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as it is now being conducted;

             (d) The execution, delivery and performance by the Subadviser of this Agreement are within the Subadviser's powers and have been duly authorized by all necessary action by the Subadvisers board of directors or shareholders and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Subadviser for the execution, delivery and performance by the Subadviser of this Agreement, and the execution, delivery and performance by the Subadviser of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Subadviser's governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Subadviser; and

             (e) The Form ADV of the Subadviser previously provided to the Adviser is a true and complete copy of the form as currently filed with the SEC and the information contained therein is accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading.

         7. Representations and Warranties of Adviser. The Adviser represents and warrants to the Subadviser as follows:

             (a) The Adviser is registered as an investment adviser under the Advisers Act;

             (b)  The Adviser has filed a notice of exemption pursuant to
         Section 4.14 under the CEA with the CFTC and the National Futures Association or is exempt from doing so;

             (c) The Adviser is a business trust duly organized and validly existing under the laws of the State of Delaware with the power to own and possess its assets and carry on its business as it is now being conducted;

             (d) The execution, delivery and performance by the Adviser of this Agreement, the appointment of the Subadviser and the delegation to the Subadviser of the duties and powers delegated to it under this Agreement, are within the Adviser's powers and have been duly authorized by all necessary action on the part of its shareholders or managing unitholder, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Adviser for the execution, delivery and performance by the Adviser of this Agreement, and the execution, delivery and performance by the Adviser of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Adviser's governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Adviser;

             (e) The Form ADV of the Adviser previously provided to the Subadviser is a true and complete copy of the form filed with the SEC and the information contained therein is

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

     accurate and complete in all material respects and does not omit to state any material fact necessary in order to make the statements made, in light of the circumstances under which they were made, not misleading;

          (f) The Adviser acknowledges that it received a copy of the Subadviser's Form ADV prior to the execution of this Agreement; and

          (g) The Adviser and the Trust have duly entered into the Advisory Agreement pursuant to which the Trust authorized the Adviser to enter into this Agreement.

     8. Representations and Warranties of the Trust. The Trust represents and warrants to the Adviser and the Subadviser as follows:

          (a) The Trust is a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts with the power to own and possess its assets and carry on its business as it is now being conducted;

          (b) The Trust is registered as an investment company under the 1940 Act and the Fund's shares are registered under the Securities Act; and

          (c) The execution, delivery and performance by the Trust of this Agreement are within the Trust's powers and have been duly authorized by all necessary action on the part of the Trust and its Board of Trustees, and no action by or in respect of, or filing with, any governmental body, agency or official is required on the part of the Trust for the execution, delivery and performance by the Adviser of this Agreement, and the execution, delivery and performance by the Trust of this Agreement do not contravene or constitute a default under (i) any provision of applicable law, rule or regulation, (ii) the Trust's governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon the Trust.

     9. Survival of Representations and Warranties; Duty to Update Information. All representations and warranties made by the Subadviser, the Adviser and the Trust pursuant to Sections 6, 7 and 8, respectively, shall survive for the duration of this Agreement and the parties hereto shall promptly notify each other in writing upon becoming aware that any of the foregoing representations and warranties are no longer true.

     10.  Liability and Indemnification.

          (a) Liability. The Subadviser shall exercise its best judgment in rendering the services in accordance with the terms of this Agreement. In the absence of wilful misfeasance, bad faith or negligence on the part of the Subadviser or a reckless disregard of its duties hereunder, the Subadviser, each of its affiliates and all respective partners, officers, directors and employees ("Affiliates") and each of the Subadviser's Controlling Persons, if any, shall not be liable for any error of judgment or mistake of law and shall not be subject to any expenses or liability to the Adviser, the Trust or a Fund or any of a Fund's shareholders,

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

     in connection with the matters to which this Agreement relates. In the absence of wilful misfeasance, bad faith or negligence on the part of the Adviser or a reckless disregard of its duties hereunder, the Adviser, any of its Affiliates and each of the Adviser's controlling persons, if any, shall not be subject to any liability to the Subadviser, for any act or omission in the case of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of Subadviser Assets; provided, however, that nothing herein shall relieve the Adviser and the Subadviser from any of their obligations under applicable law, including, without limitation, the federal and state securities laws and the CEA.

          (b) Indemnification. The Subadviser shall indemnify the Adviser, the Trust and the Fund, and their respective Affiliates and Controlling Persons for any liability and expenses, including reasonable attorneys' fees, which the Adviser, the Trust and the Fund and their respective Affiliates and Controlling Persons may sustain as a result of the Subadviser's wilful misfeasance, bad faith, negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws or the CEA. Notwithstanding any other provision in this Agreement, the Subadviser will indemnify the Adviser, the Trust and the Fund, and their respective Affiliates and Controlling Persons for any liability and expenses, including reasonable attorneys' fees, to which they may be subjected as a result of their reliance upon and use of the historical performance calculations provided by the Subadviser concerning the Subadviser's composite account data or historical performance information on similarly managed investment companies or accounts, except that the Adviser, the Trust and the Fund, and their respective Affiliates and Controlling Persons shall not be indemnified for a loss or expense resulting from their negligence, willful misconduct or the violation of the 1940 Act or federal or state securities laws in using such numbers, or for their failure to conduct reasonable due diligence with respect to such information.

          The Adviser shall indemnify the Subadviser, the Trust and the Fund, and their respective Affiliates and Controlling Persons, for any liability and expenses, including reasonable attorneys' fees, which may be sustained as a result of the Adviser's wilful misfeasance, bad faith, negligence, reckless disregard of its duties hereunder or violation of applicable law, including, without limitation, the federal and state securities laws or the CEA, or as a result of any negligence, willful misconduct or the violation of the 1940 Act or federal or state securities laws on the part of the Adviser in the reliance upon and/or use of any historical performance calculations provided by the Subadviser concerning the Subadviser's composite account data or historical performance information or similarly managed investment companies.

          The Fund shall indemnify and hold harmless the Adviser and the Subadviser, their Affiliates and their Controlling Persons for any liability and expenses, arising out of their respective performance or non-performance of any duties under this Agreement; provided, however, that nothing herein shall be deemed to protect any of them against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith or negligence in the performance of duties hereunder or by reason of reckless disregard of obligations and duties under this Agreement; and provided, further, that this provision shall not be construed as a waiver or limitation of any rights which the Trust or the Fund may have under applicable federal securities laws.

11. Termination. This Agreement shall become effective on the date that is the latest of (1) the execution of this Agreement, (2) the approval of this Agreement by the Board of Trustees of the Trust and (3) the approval of this Agreement by the shareholders of the Fund in a special meeting of shareholders of the Fund. This Agreement shall remain in effect for a period two (2) years, unless sooner terminated as hereinafter provided. This Agreement shall continue in effect thereafter for additional periods not exceeding one (1) year so long as such continuation is approved for the Fund at least annually by (i) the Board of Trustees of the Trust or by the vote of a majority of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Trustees of the Trust who are not parties to this Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval. Notwithstanding, the aforementioned provisions regarding the term of the Agreement, should shareholders of the Fund approve the Agreement and Plan of Reorganization between the Trust and Gartmore Variable Insurance Trust ("GVIT") providing for the reorganization of the Fund into the Gartmore GVIT Developing Markets Funds, a series of GVIT, this Agreement will terminate on the date of the Reorganization.

     This Agreement shall not be assigned (as such term is defined in the 1940
Act) and shall terminate automatically in the event of its assignment or upon the termination of the Advisory Agreement. Upon termination of this Agreement, the Trust will immediately discontinue the use of the historical performance information provided by the Subadviser provided under Section 2(j) hereof.

     Termination will be without prejudice to the settlement of any outstanding fees and the completion of transactions already initiated. If on termination any money is due or will or may become due in the future as a result of a commitment entered into by the Subadviser ("an outstanding amount") then the Subadviser may at its discretion sell such of the Subadviser Assets as it may in its discretion select in order to realize funds sufficient to cover any outstanding amount (but only to the extent that insufficient funds are otherwise available for the purpose). The Subadviser may also cancel, close out, terminate or reverse any transaction or enter into any other transaction or do anything which has the effect of reducing or eliminating any outstanding amount or of reducing or eliminating any liability under any contracts, positions or commitments undertaken under this Agreement

12.  Duties of the Adviser.

     (a) Responsibility for other services. The Adviser shall continue to have responsibility for all services to be provided to the Trust pursuant to the Advisory Agreement and shall oversee and review the Subadviser's performance of its duties under this

     Agreement. Nothing contained in this Agreement shall obligate the Adviser to provide any funding or other support for the purpose of directly or indirectly promoting investments in the Trust.

          (b) Delivery of documents. The Adviser will provide the Subadviser with copies of each of the following:

          (i)   The Trust's Certificate of Trust and Declaration of Trust;

          (i) The most recent Prospectus and Statement of Additional Information relating to the Trust;

          (iii) The Trust's Bylaws; and

          (iv)  The Trust's Code of Ethics.

          The Adviser will notify the Subadviser as soon as it becomes aware of any change in the above documents, and supply a copy of the amended document or documents. The Subadviser shall not be liable either for the breach of any provision or otherwise under this Agreement, where such breach or other liability relates to a failure to comply with the above documents, in circumstances where the Subadviser was not aware at the relevant time of the amendment of the relevant document or documents and, if not for such amendment, such breach or other liability would not have occurred.

          13. Reference to Subadviser. Neither the Adviser nor any Affiliate or agent of it shall make reference to or use the name of Subadviser or any of its Affiliates, or any of their clients, except references concerning the identity of and services provided by the Subadviser to the Fund, which references shall not differ in substance from those included in the Prospectus and this Agreement, in any advertising or promotional materials without the prior approval of Subadviser, which approval shall not be unreasonably withheld or delayed. The Adviser hereby agrees to make all reasonable efforts to cause the Fund and any Affiliate thereof to satisfy the foregoing obligation.

          14. Amendment. This Agreement may be amended by mutual written consent of the parties, provided that the terms of any material amendment shall be approved by: a) the Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of the Funds (as required by the 1940 Act) and b) the vote of a majority of those Trustees of the Trust who are not "interested persons" of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval, if such approval is required by applicable law.

          15. Confidentiality. Subject to the duties of the Adviser, the Trust and the Subadviser to comply with the terms of this Agreement and applicable law, including any demand of any regulatory or taxing authority having jurisdiction, the parties hereto shall treat as confidential all information pertaining to the Fund and the actions of the Subadviser, the Adviser and the Fund in respect thereof.

          16. Notice. Any notice that is required to be given by the parties to each other under the terms of this Agreement shall be in writing, delivered, or mailed postpaid to the other parties, or transmitted by facsimile with acknowledgment of receipt, to the parties at the following addresses or facsimile numbers, which may from time to time be changed by the parties by notice to the other party:

              (a)  If to the Subadviser:

                   Gartmore Global Partners
                   1200 River Road
                   Conshohocken, PA 19428
                   Attention: Legal Department
                   Facsimile: (484) 530-1398

              (b)  If to the Adviser:

                   Gartmore Global Asset Management Trust
                   1200 River Road
                   Conshohocken, PA 19428
                   Attention: Legal Department
                   Facsimile: (484) 530-1398

          (c)  If to the Trust:

               The Montgomery Funds III
               101 California Street, 35th Floor
               San Francisco, CA 94111
               Attention: Johanne Castro
               Facsimile: (415) 248-6520

     17. Governing Law. This Agreement shall be governed by, and construed in accordance with, the laws of the State of California without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any federal law, regulation or rule, including the 1940 Act and the Investment Advisers Act of 1940 and any rules and regulations promulgated thereunder.

     18. Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, all of which shall together constitute one and the same instrument.

     19. Certain Definitions. For the purposes of this Agreement and except as otherwise provided herein, "interested person," "affiliated person," and "assignment" shall have their respective meanings as set forth in the 1940 Act, subject, however, to such exemptions as may be granted by the SEC. "Controlling Person" of an entity means any person who "controls" such entity within the meaning of Section 2(a)(9) of the 1940 Act

     20. Captions. The captions herein are included for convenience of reference only and shall be ignored in the construction or interpretation hereof.

     21. Severability. If any provision of this Agreement shall be held or made invalid by a court decision or applicable law, the remainder of the Agreement shall not be affected adversely and shall remain in full force and effect.

     22. Agent Not Principal. The Subadviser shall enter into transaction under this Agreement as agent on behalf of the Adviser or Trust and not as principal.

     23. Nonpublic Personal Information. Notwithstanding any provision herein to the contrary, the Subadviser hereto agrees on behalf of itself and its directors, trustees, shareholders, officers, and employees (1) to treat confidentially and as proprietary information of the Adviser (on behalf of itself and the Fund) (a) all records and other information relative to the Fund's prior, present, or potential shareholders (and clients of said shareholders) and (b) any Nonpublic Personal Information, as defined under
Section 248.3(t) of Regulation S-P ("Regulation S-P"), promulgated under the Gramm-Leach-Bliley Act (the "G-L-B Act"), and (2) except after prior notification to and approval in writing by the Adviser, not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, or as otherwise permitted by Regulation S-P or the G-L-B Act, and if in compliance therewith, the privacy policies adopted by the Adviser and the Fund and communicated in writing to the

Subadviser. Such written approval shall not be unreasonably withheld by the Adviser and may not be withheld where the Subadviser may be exposed to civil or criminal contempt or other proceedings for failure to comply after being requested to divulge such information by duly constituted authorities.

     24. Anti-Money Laundering Compliance. The Subadviser acknowledges that, in compliance with the Bank Secrecy Act, as amended, the USA PATRIOT ACT, and implementing regulations (collectively, "AML Laws"), the Fund has adopted an Anti-Money Laundering Policy and the AML Laws. The Subadviser agrees to comply with the Fund's Anti-Money Laundering Policy and the AML Laws, as the same may apply to the Subadviser, now and in the future. The Subadviser further agrees to provide to the Fund and/or the Adviser such reports, certifications and contractual assurances as may be requested by the Fund or the Adviser. The Adviser may disclose information respecting the Subadviser to governmental and/or regulatory or self-regulatory authorities to the extent required by applicable law or regulation and may file reports with such authorities as may be required by applicable law or regulation.

     25. Certifications; Disclosure Controls and Procedures. The Subadviser acknowledges that, in compliance with the Sarbanes-Oxley Act, and the implementing regulations promulgated thereunder, the Fund is required to make certain certifications and has adopted disclosure controls and procedures. To the extent reasonably requested by the Adviser, the Subadviser agrees to use its best efforts to assist the Adviser and the Fund in complying with the Sarbanes-Oxley Act and implementing the Fund's disclosure controls and procedures. The Subadviser agrees to inform the Fund of any material development related to the Allocated Portion that the Subadviser reasonably believes is relevant to the Fund's certification obligations under the Sarbanes-Oxley Act.

     26. Soft Commissions. The subadviser may effect transactions under the Agreement with or through the agency of a person who provides services under a Soft Commission Agreement, as defined in the rules of FSA, and will report such transactions to the Adviser upon request. All such transactions must comply with applicable federal and state regulations in the United States and any mutually agreed upon policies and procedures.

     (remainder of page intentionally left blank)

         IN WITNESS WHEREOF, the parties hereto have executed this Agreement on the day and year first written above.

                                      TRUST
                                      The Montgomery Funds III
                                      By:  _________________________________
                                      Name:
                                      Title:

                                      ADVISER
                                      Gartmore Global Asset Management Trust

                                      By:  _________________________________
                                      Name:
                                      Title:

                                      SUBADVISER
                                      Gartmore Global Partners

                                      By:  _________________________________
                                      Name:
                                      Title:

                                    EXHIBIT A
                              SUBADVISORY AGREEMENT
                                     BETWEEN
                            THE MONTGOMERY FUNDS III
                     GARTMORE GLOBAL ASSET MANAGEMENT TRUST
                          AND GARTMORE GLOBAL PARTNERS


            Effective January 17, 2003. In accordance with Rule 15a-4
         under the 1940 Act, this Agreement, unless sooner terminated, shall continue until June 15, 2003.

    Funds of the Trust                                   Advisory Fees
    ------------------                                   -------------
Montgomery Variable Series:
  Emerging Markets Fund                        0.625% of the first $250 million
                                               of the Fund's average daily net
                                               assets; plus 0.50% of the net
                                               assets over $250 million.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                  Please detach at perforation before mailing.

VOTING INSTRUCTION CARD                                  VOTING INSTRUCTION CARD

                            THE MONTGOMERY FUNDS III
                       SPECIAL MEETING OF SHAREHOLDERS OF
                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

                           TO BE HELD ON JUNE 13, 2003

                            THE MONTGOMERY FUNDS III
                           [NAME OF INSURANCE COMPANY]

This Instruction Card is being solicited from holders of variable annuity contracts and/or variable life insurance policies issued by [Insurance Company] who have specified that a portion of their investment under the contracts or policies be allocated to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"), a series of The Montgomery Funds III.

The undersigned contract/policyholder, revoking all previous voting instructions, hereby, instructs [Insurance Company] to vote the shares attributable to the undersigned's interest with respect to the above-referenced Fund as directed on the reverse side at the Special Meeting of Shareholders of the Fund on June 13, 2003 at 10:00 a.m., Pacific Time, or at any adjournment thereof (the "Meeting"). The undersigned, by completing this Form, does hereby authorize [Insurance Company] to exercise its discretion in voting upon such other business as may properly come before the Meeting.

The shares of the Fund represented by this Instruction Card, when properly executed, will be voted by [Insurance Company] in the manner directed herein by the undersigned. If no direction is given, the shares represented by this Instruction Card will be voted in proportion to the shares of the Fund for which voting instructions have been timely received from holders of variable annuity contracts or variable life insurance policies participating in the Fund.

Please complete, sign, date and return this Voting Instruction Card promptly in the enclosed envelope.


                                     -------------------------------------------
                                     Signature(s) (if held jointly)

                                     Date                   , 2003
                                          -----------------
                                     NOTE: Please sign exactly as your name
                                     appears on this Voting Instruction Card.
                                     If joint owners, each should sign. When
                                     signing as executor, trustee, etc., give full title as such.

                                     (Please see reverse side)

Please fill in the box(es) as shown using black or blue ink or number 2 pencil.
[X]  PLEASE DO NOT USE FINE POINT PENS.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT
             PLEASESIGN, DATE AND RETURN YOUR INSTRUCTION CARD TODAY
                  Please detach at perforation before mailing.

The trustees recommend that shareholders vote to approve the following proposal:

1. Approval of an Agreement and Plan of Reorganization among The Montgomery Funds III and Gartmore Variable Insurance Trust.

             FOR [_]        AGAINST [_]         ABSTAIN [_]

2. Approval of a new investment advisory agreement between The Montgomery Funds III and Gartmore Global Asset Management Trust.

             FOR [_]        AGAINST [_]         ABSTAIN [_]

3. Approval of a new subadvisory agreement between Gartmore Asset Management Trust and Gartmore Global Partners.

             FOR [_]        AGAINST [_]         ABSTAIN [_]

Number of shares of the Fund to which you are entitled to give voting
instructions:        .
             --------

                            YOUR VOTE IS IMPORTANT!

Please complete, sign, date and return this Voting Instruction Card promptly in the enclosed envelope. No postage is required if mailed in the United States. In order to avoid the additional expense and disruption of further solicitation, we request your cooperation in providing voting instructions promptly.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                            THE MONTGOMERY FUNDS III
                       SPECIAL MEETING OF SHAREHOLDERS OF
                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND
                           TO BE HELD ON JUNE 13, 2003

                            THE MONTGOMERY FUNDS III
                MONTGOMERY VARIABLE SERIES: EMERGING MARKETS FUND

                    THIS PROXY IS SOLICITED ON BEHALF OF THE
                      TRUSTEES OF THE MONTGOMERY FUNDS III

The undersigned hereby instructs that the votes attributable to the undersigned's interest with respect to the above-referenced Fund be cast as directed on the reverse side hereof at the Special Meeting of Shareholders of the Fund on June 13, 2003 at 10:00 a.m., Pacific time, or at any adjournment thereof (the "Meeting"). The undersigned, by completing this Form, does hereby authorize [Johanne Castro and Jason Wood], and each of them, as proxies of the undersigned, each with the power to appoint a substitute, to vote the shares of the Fund as designated below and to exercise discretion in voting upon such other business as may properly come before the Meeting.

This proxy card, when properly executed, will be voted by [Johanne Castro or Jason Wood], or any substitute duly appointed by either of them, in the manner directed herein by the undersigned. Shares of the Fund beneficially owned by the life insurance companies that issued the variable annuity contracts or variable life insurance policies participating in the Fund will be voted in proportion to the shares of the Fund for which voting instructions have been received from holders of such contracts.

                                     Please complete, sign, date and return this Proxy Card promptly in the enclosed envelope.


                                     --------------------------
                                     Signature

                                     Date                  , 2003
                                          -----------------

                                     NOTE: Please sign exactly as your name appears on this Proxy Card. When signing as an executor, trustee, etc., give full title as such.

                                     (Please see reverse side)

Please fill in the box(es) as shown using black or blue ink or number 2 pencil.
[X]  PLEASE DO NOT USE FINE POINT PENS.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT
               PLEASE SIGN, DATE AND RETURN YOUR PROXY CARD TODAY
                  Please detach at perforation before mailing.

The Trustees recommend that shareholders vote to approve each of the following proposals:

1. Approval of an Agreement and Plan of Reorganization between The Montgomery Funds III and Gartmore Variable Insurance Trust.

             FOR [_]        AGAINST [_]         ABSTAIN [_]

2. Approval of a new investment advisory agreement between The Montgomery Funds III and Gartmore Global Asset Management Trust.

             FOR [_]        AGAINST [_]         ABSTAIN [_]

3. Approval of a new subadvisory agreement between Gartmore Global Asset Management Trust and Gartmore Global Partners.

             FOR [_]        AGAINST [_]         ABSTAIN [_]

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                April [__], 2003

  Acquisition of the Assets and Assumption of      By and in exchange for:
         All Stated Liabilities
                   of:

         THE MONTGOMERY FUNDS III                 GARTMORE VARIABLE INSURANCE
                                                             TRUST

        Montgomery Variable Series:             Gartmore GVIT Developing Markets
          Emerging Markets Fund                      Fund - Class II Shares

     101 California Street, 35th Floor                  1200 River Road
     San Francisco, California 94111                Conshohocken, PA 19428
            (800) 222-8222                              (484) 530-1300

     This Statement of Additional Information ("SAI") relates specifically to the proposed reorganization of the Montgomery Variable Series: Emerging Markets Fund (the "Acquired Fund") of The Montgomery Funds III (the "Montgomery Funds") into the Gartmore GVIT Developing Markets Fund (the "GVIT Acquiring Fund") of Gartmore Variable Insurance Trust ("GVIT"). Pursuant to the proposed reorganization, the GVIT Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange solely for the assumption of all of the stated liabilities of the Acquired Fund and the GVIT Acquiring Fund's Class II shares, to be distributed pro rata by the Acquired Fund to the holders of its shares, in complete liquidation of the Acquired Fund.

     Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the Prospectus/Proxy Statement.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated April __, 2003, relating to the Reorganization. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-848-6331 or by writing to Nationwide Life Insurance Company at One Nationwide Plaza, Columbus, OH 43215.

                                TABLE OF CONTENTS
Incorporation by Reference .................................................. 3
History ..................................................................... 3
Description of the GVIT Acquiring Fund and its Investments and Risks ........ 3
Management .................................................................. 3
Investment Advisory and Other Services ...................................... 3
Brokerage Allocation and Other Practices .................................... 3
Capital Stock and Other Securities .......................................... 3
Purchase, Redemption and Pricing of Shares .................................. 4
Taxation .................................................................... 4
Calculation of Performance Data ............................................. 4
Financial Statements ........................................................ 4

Incorporation by Reference

     The following documents have previously been filed with the SEC and are incorporated by reference herein.

          1. The Statement of Additional Information of GVIT, dated April __, 2003 (the "GVIT SAI").

History

     For a discussion of GVIT's history and other general information pertaining to GVIT, see the section entitled "General Information And History" in the GVIT SAI.

Description of the GVIT Acquiring Fund and its Investments and Risks

     For a discussion of the investment strategies and risks of the GVIT Acquiring Fund, see the sections entitled "Additional Information On Portfolio Instruments And Policies," "Description Of Portfolio Instruments And Investment Policies," "Investment Restrictions" and "Portfolio Turnover" in the GVIT SAI.

Management

     For information regarding the Trustees and officers of GVIT, including, but not limited to, the names and a brief occupational biography of each of the Trustees and officers, see the section entitled "Trustees And Officers Of The Trust" in the GVIT SAI.

Investment Advisory and Other Services

     For a discussion of the GVIT Acquiring Fund's advisory and management-related services agreements, see the section entitled "Investment Advisory And Other Services" in the GVIT SAI.

Brokerage Allocation and Other Practices

     For a discussion of the GVIT Acquiring Fund's brokerage policies, see the section entitled "Brokerage Allocations" in the GVIT SAI.

Capital Stock and Other Securities

     For a discussion of each class of shares of GVIT and the characteristics of GVIT's shares of beneficial interest, see the sections entitled "Additional Information - Description of Shares" and "Additional Information - Voting Rights" in the GVIT SAI.

Purchase, Redemption and Pricing of Shares

     For a description of the purchase and redemption procedures for GVIT's shares and a discussion of GVIT's valuation and pricing procedures, see the section entitled "Purchases, Redemptions And Pricing Of Shares" in the GVIT SAI.

Taxation

     For a discussion of the tax information relating to ownership of GVIT's shares, see the sections entitled "Tax Status," "Other Tax Consequences" and "Tax Consequences To Shareholders" in the GVIT SAI.

Calculation of Performance Data

     For a description and quotation of certain performance data used by the GVIT Acquiring Fund, see the section entitled "Performance Advertising" in the GVIT SAI.

Financial Statements

     There is no financial information provided for the GVIT Acquiring Fund because that fund was recently created for the purpose of continuing the operations of the Acquired Fund.

     The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended December 31, 2002 contains financial information for the Fund.

     No Pro Forma Financial Statements are provided for the Acquired Fund because the GVIT Acquiring Fund was recently organized for the purpose of continuing the investment operations of the Acquired Fund.

                            REGISTRATION STATEMENT OF

                        GARTMORE VARIABLE INSURANCE TRUST

                                       ON

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Section 5.1 of Gartmore Variable Insurance Trust's Amended Declaration of Trust provides as follows:

          No Shareholder shall be subject to any personal liability whatsoever to any Persons in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          With respect to liability of Gartmore Global Asset Management Trust (the "Adviser"), the investment adviser to the Gartmore GVIT Developing Markets Fund (the "GVIT Acquring Fund"), reference is made to [Section 7] of the Investment Advisory Agreement between Gartmore Variable Insurance Trust ("GVIT") and the Adviser incorporated by reference herein.

          With respect to a sub-adviser's indemnification of the Adviser and its affiliated and controlling persons, and the Adviser's indemnification of each sub-adviser and its affiliated and controlling persons, reference is made to [Section 10] of each of the sub-advisory agreements incorporated by reference herein.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of GVIT pursuant to the foregoing provisions, or otherwise, GVIT has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by GVIT of expenses incurred or paid by a trustee, officer or controlling person of GVIT in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, GVIT will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except Exhibits 1(a), 4(a), 6(a)(1), 6(b)(1), 7(a)(1), 10(a), 10(b), 11(a), 13(a)(2), 13(b)(3), 13(c)(3), 13(d)(1), 16(c) and
17(b):

     (1)  Copies of the charter of GVIT as now in effect:

          (a) Amended Declaration of Trust of Gartmore Variable Insurance Trust, amended as of March 13, 2003, is included with this Registration Statement as Exhibit 1(a).

     (2)  Copies of the existing by-laws or corresponding instruments of GVIT:

          (a) Amended Bylaws, dated August 25, 1983, as amended January 25, 2002, of GVIT previously filed as Exhibit 23(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of GVIT:

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

          (a) Agreement and Plan of Reorganization between Gartmore Variable Insurance Trust, Gartmore Global Investments, Inc. and Commerz Bank AG, dated March 14, 2003, is included in this registration statement as Exhibit 4(a).

     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the charter or by-laws of GVIT:

          (a) Article VI of the Amended Declaration of Trust and Article III of the Amended Bylaws as previously incorporated by reference above to this Registration Statement as Exhibits (1)(a) and (2)(a), respectively, define the rights of holders of shares.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the GVIT Acquiring Funds:

          (a) Investment Advisory Agreement dated August 30, 2002 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002.

               (1) Proposed Amended Exhibit A, effective April [ ], 2003 to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust is included in this Registration Statement as Exhibit 6(a)(1).

          (b) Subadvisory Agreement dated August 30, 2002 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners previously filed as Exhibit 23(d)(5)(i) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002.

               (1) Proposed Amended Exhibit A, effective April [ ], 2003 to the Subadvisory Agreement among Gartmore Variable Insurance Trust, Gartmore Global Asset Management Trust, and Gartmore Global Partners is included in this registration statement as Exhibit 6(b)(1).

     (7) Copies of each underwriting or distribution contract between GVIT and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

          (a) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed as Exhibit 23(e)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Proposed Amended Schedule A, effective April [ ], 2003 to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. is included in this registration statement as Exhibit 7(a)(1).

     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of GVIT in their capacity as such:

          Not Applicable.

     (9)  Copies of all custodian agreements and depository contracts under
          Section 17(f) of the 1940 Act, for securities and similar investments of GVIT, including the schedule of remuneration:

          (a) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Global Custody Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (2) Exhibit A to Custody Agreement dated December 27, 2000 among Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (3) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(3) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

          (b) Proposed Custody Agreement between Gartmore Variable Insurance Trust and JPMorgan Chase Bank to be filed by amendment.

     (10) Copies of any plan entered into by GVIT pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by GVIT pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of GVIT's trustees describing any action taken to revoke the plan:

          (a)  Proposed Amended Distribution Plan under Rule 12b-1 effective
               April [    ], 2003, is included in this Registration Statement as
               Exhibit 10(a).

          (b)  Proposed Amended Rule 18f-3 Plan effective April [    ], 2003, is
               included
               in this Registration Statement as Exhibit 10(b).

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable:

          (a) Opinion and consent of counsel is included in this registration statement as Exhibit 11(a).

     (12) An opinion, and consent to its use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

          (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders to be filed by amendment.

     (13) Copies of all material contracts of GVIT not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a) Fund Administration Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed as Exhibit 23(h)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Fund Administration Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust (now known as Gartmore SA Capital Trust) previously filed as Exhibit 23(h)(1)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (2)  Proposed Amended Exhibit A dated April [    ], 2003 to the
                    Fund Administration Agreement among Gartmore Variable Insurance Trust and Gartmore SA Capital Trust is included in this Registration Statement as Exhibit 13(a)(2).

          (b) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit 23(h)(2) with Post-Effective Amendment No. 55 to the

               Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as
                    Exhibit 23(h)(2)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (2) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit
                    (h)(2)(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (3) Proposed Amended Exhibit A dated April [_], 2003 to the Transfer and Dividend Disbursing Agent Agreement among Gartmore Variable Insurance Trust and Gartmore Investors Services, Inc. is included in this Registration Statement as
                    Exhibit 13(b)(3).

          (c) Administrative Services Plan, effective May 31, 2000, and [Form of Servicing Agreement] previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amendment dated May 31, 2000 to Administrative Services Plan previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

               (2) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed as Exhibit 23(h)(3)(b) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

               (3) Form of Amended Exhibit A dated April [_], 2003, to the Administrative Services Plan is included in this Registration Statement as Exhibit 13(c)(3).

          (d) Expense Limitation Agreement dated December 27, 2000 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(h)(5) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2001 (as amended April [_], 2003) between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust is included in this Registration Statement as Exhibit 13(d)(1).

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

          (a)  Not applicable.

     (15) All financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

          (a)  Power of Attorney for Charles E. Allen, Paula H.J. Cholmondeley,
               C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Handros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit 23(q)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

          (b) Power of Attorney for Gerald J. Holland dated March 1, 2001 previously filed as Exhibit 23(q)(3) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

          (c)  Power of Attorney for Charles E. Allen, C. Brent Devare, RObert
               M. Duncan, Barbara Hannigar, Paul J. Handros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, David C. Wetmore and Mark
               L. Lipson dated March 13, 2003 is included in this Registration Statement as Exhibit 16(c).

     (17) Any additional exhibits which GVIT may wish to file:

          (a) Statement of Additional Information of GVIT, dated April [_], 2003 previously filed with Post-Effective Amendment No. 59 to the

               Registration Statement on Form N-1A on February 3, 2003, and herein incorporated by reference, with definitive Statement of Additional Information to be filed by amendment.

          (b) The Prospectus of Montgomery Variable Series: Emerging Markets Fund, dated April 30, 2002, as supplemented on December 11, 2002, and January 22, 2003, is included in this Registration Statement as Exhibit 17(b).

Item 17. Undertakings

     (1) The undersigned GVIT agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned GVIT agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of Gartmore Variable Insurance Trust, in the City of Conshohocken and Commonwealth of Pennsylvania, on the 18th day of March, 2003.

                                               Registrant:
                                               Gartmore Variable Insurance Trust


                                               By: /s/ Elizabeth A. Davin
                                                   -----------------------------
                                                   Elizabeth A. Davin, Esq.
                                                   Assistant Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

        Signature                     Title                  Date
---------------------------   --------------------   -------------------
Principal Executive Officer


/s/ Paul J. Hondros           Trustee and Chairman      March 18, 2003
-------------------
Paul J. Hondros*

Principal Accounting and
Financial Officer


/s/ Gerald J. Holland              Treasurer            March 18, 2003
---------------------
Gerald J. Holland*


/s/ Charles E. Allen               Trustee              March 18, 2003
--------------------
Charles E. Allen*


/s/ Paula H.J. Cholmondeley        Trustee              March 18, 2003
---------------------------
Paula H.J. Cholmondeley*


/s/ C. Brent Devore                Trustee              March 18, 2003
-------------------
C. Brent Devore*


/s/ Robert M. Duncan               Trustee              March 18, 2003
--------------------
Robert M. Duncan*


/s/ Barbara Hennigar               Trustee              March 18, 2003
--------------------
Barbara Hennigar*


/s/ Thomas J. Kerr, IV             Trustee              March 18, 2003
----------------------
Thomas J. Kerr, IV*


/s/ Douglas F. Kridler             Trustee              March 18, 2003
----------------------
Douglas F. Kridler*


/s/ Arden L. Shisler               Trustee              March 18, 2003
--------------------

Arden L. Shisler*


/s/ David C. Wetmore               Trustee              March 18, 2003
--------------------
David C. Wetmore*


/s/ Mark L. Lipson                 Trustee              March 18, 2003
------------------
Mark L. Lipson*


                                   *By: /s/ Elizabeth A. Davin, Esq.
                                        ----------------------------------------
                                        Elizabeth A. Davin, Attorney-in-Fact

                        *Pursuant to Powers-of-Attorney.

                        GARTMORE VARIABLE INSURANCE TRUST
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION
-----------   -----------
(1)(a)        Amended Declaration of Trust of Gartmore Variable Insurance
              Trust, amended as of March 13, 2003, is included with this Registration Statement as Exhibit 1(a).

(2)(a) Amended Bylaws, dated August 25, 1983, as amended January 25, 2002, of GVIT previously filed as Exhibit 23(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

(4)(a) Agreement and Plan of Reorganization between Gartmore Variable Insurance Trust, Gartmore Global Investments, Inc. and Commerz Bank AG, dated March 14, 2003, is included in this registration statement as Exhibit 4(a).

(6)(a) Investment Advisory Agreement dated August 30, 2002 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002.

6(a)(1) Proposed Amended Exhibit A, effective April [_], 2003 to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust is included in this Registration Statement as Exhibit 6(a)(1).

6(b) Subadvisory Agreement dated August 30, 2002 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners previously filed as Exhibit 23(d)(5)(i) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002.

6(b)(1) Proposed Amended Exhibit A, effective April [_], 2003 to the Subadvisory Agreement among Gartmore Variable Insurance Trust, Gartmore Global Asset Management Trust, and Gartmore Global Partners is included in this Registration Statement as Exhibit 6(b)(1).

7(a) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc.

EXHIBIT NO.   DESCRIPTION
-----------   -----------
              previously filed as Exhibit 23(e)(2) with Post-Effective
              Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

7(a)(1)       Proposed Amended Schedule A effective April   , 2003 to the
                                                         ---
              Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. is included in this registration statement as Exhibit 7(a)(1).

9(a) Custody Agreement dated April 17, 1991 between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as
              Exhibit 23(g) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

9(a)(1) Global Custody Addendum dated October 20, 1995 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

9(a)(2) Exhibit A to Custody Agreement dated December 27, 2000 among Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

9(a)(3) Amendment dated June 29, 2001 to Custody Agreement between Nationwide Separate Trust Account (now known as Gartmore Variable Insurance Trust) and Fifth Third Bank previously filed as Exhibit 23(g)(3) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

9(b) Proposed Custody Agreement between Gartmore Variable Insurance Trust and JPMorgan Chase Bank to be filed by amendment.

10(a) Proposed Amended Distribution Plan under Rule 12b-1 effective April [_], 2003, is included in this Registration Statement as Exhibit 10(a).

10(b)         Proposed Amended Rule 18f-3 Plan effective April [_], 2003,

EXHIBIT NO.   DESCRIPTION
-----------   -----------
              is included in this Registration Statement as Exhibit
              10(b).

11(a) Opinion and consent of counsel is included in this Registration Statement as Exhibit 11(a).

12(a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders to be filed by amendment.

13(a) Fund Administration Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed as Exhibit 23(h)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(a)(1) Amendment dated September 1, 1999 to Fund Administration Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust (now known as Gartmore SA Capital Trust) previously filed as
              Exhibit 23(h)(1)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(a)(2) Proposed Amended Exhibit A dated April [_], 2003 to the Fund Administration Agreement among Gartmore Variable Insurance Trust and Gartmore SA Capital Trust is included in this Registration Statement as Exhibit 13(a)(2).

13(b) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as
              Exhibit 23(h)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(b)(1) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as
              Exhibit 23(h)(2)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(b)(2)      Amendment dated May 1, 1999 to Transfer and Dividend
              Disbursing

EXHIBIT NO.   DESCRIPTION
-----------   -----------
              Agent Agreement among Nationwide Separate Account Trust
              (now known as Gartmore Variable Insurance Trust) and
              Nationwide Investors Services, Inc. (now known as Gartmore
              Investor Services, Inc.) previously filed as Exhibit
              (h)(2)(b) with Post-Effective Amendment No. 55 to the
              Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(b)(3) Proposed Amended Exhibit A dated April [_], 2003 to the Transfer and Dividend Disbursing Agent Agreement among Gartmore Variable Insurance Trust and Gartmore Investors Services, Inc. is included in this Registration Statement as Exhibit 13(b)(3).

13(c) Administrative Services Plan effective May 31, 2000 and [Form of Servicing Agreement] previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(c)(1) Amendment dated May 31, 2000 to Administrative Services Plan previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

13(c)(2)      Amended Exhibit A dated October 2, 2001 to the
              Administrative Services Plan previously filed as Exhibit 23(h)(3)(b) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

13(c)(3) Form of Amended Exhibit A dated April [_], 2003, to the Administrative Services Plan is included in this Registration Statement as Exhibit 13(c)(3).

13(d) Expense Limitation Agreement dated December 27, 2000 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust previously filed as Exhibit 23(h)(5) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(d)(1) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2002 (as amended April [_], 2003) between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust.

EXHIBIT NO.   DESCRIPTION
-----------   -----------
16(a)         Power of Attorney for Charles E. Allen, Paula H.J.
              Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara
              Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas
              Kridler, Arden L. Shisler, and David C. Wetmore dated
              September 19, 2002 previously filed as Exhibit 23(q)(1) with Post-Effective Amendment No. 55 to the Registration
              Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

16(b) Power of Attorney for Gerald J. Holland dated March 1, 2001 previously filed as Exhibit 23q(1) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

16(c)         Power of Attorney for Charles E. Allen, C. Brent Devare, Robert
              M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, David C. Wetmore and Mark L. Lipson dated March 13, 2003 is included in this Registration Statement as Exhibit 16(c).

17(a) Statement of Additional Information of GVIT, dated April [_], 2003 previously filed with Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A on February 3, 2003, and herein incorporated by reference, with definitive Statement of Additional Information to be filed by amendment.

17(b) The Prospectus of Montgomery Variable Series: Emerging Markets Fund, dated April 30, 2002, as supplemented on December 11, 2002 and January 22, 2003, is included in this Registration Statement as Exhibit 17(b).